UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of June 30, 2011 (Unaudited)

Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 82.3% of Net Assets
Non-Convertible Bonds – 73.3%
	ABS Car Loan – 0.1%
$10,423,000	Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A, 0.326%, 8/20/2013, 144A(b)	$10,280,340
5,917,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	6,217,823

		16,498,163

	Aerospace & Defense – 0.1%
1,510,000	Bombardier, Inc., 7.350%, 12/22/2026, (CAD)	1,615,807
13,664,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	14,142,240

		15,758,047

	Airlines – 2.0%
51,400,000	Air Canada, 10.125%, 8/01/2015, 144A, (CAD)	55,293,172
405,876	American Airlines Pass Through Trust, Series 1993-A6, 8.040%, 9/16/2011	405,876
1,655,398	American Airlines Pass Through Trust, Series 2009-1A, 10.375%, 1/02/2021	1,911,984
145,844	Continental Airlines Pass Through Trust, Series 1996-1, Class A, 6.940%, 4/15/2015	149,855
5,474,625	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	5,515,684
2,090,679	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	2,087,961
2,898,403	Continental Airlines Pass Through Trust, Series 1998-1, Class B, 6.748%, 9/15/2018	2,872,897
8,657,826	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	8,559,992
4,276,392	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	4,249,451
2,507,068	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	2,682,563
2,365,219	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	2,551,362
3,384,461	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	3,388,522
2,741,509	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	2,858,023
1,482,263	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	1,488,933
16,763,146	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	17,244,249
26,006,658	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 4/19/2022	26,071,675
23,894,768	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 7/08/2016	27,359,509
28,200,538	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	29,967,584

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$2,000,000	Delta Air Lines Pass Through Trust, Series 2001-1, Class A-2, 7.111%, 3/18/2013	$2,022,400
2,894,701	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	3,010,489
4,593,778	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	4,668,197
33,863,762	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	34,923,698
6,957,473	Delta Air Lines Pass Through Trust, Series 2009-1, Series B, 9.750%, 12/17/2016	7,374,921
2,825,000	Delta Air Lines, Inc., 9.500%, 9/15/2014, 144A	3,012,156
3,515,463	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA insured), 6.264%, 5/20/2023	3,519,682
24,150,496	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 11/01/2017	24,150,496
2,000,000	Qantas Airways Ltd., 5.125%, 6/20/2013, 144A	2,108,408
44,235,000	Qantas Airways Ltd., 6.050%, 4/15/2016, 144A	47,942,158
26,836,367	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	26,511,915
15,255,043	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	17,294,642
27,843,000	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	27,286,140
19,107,000	US Airways Pass Through Trust, Series 2011-1A, Class A, 7.125%, 4/22/2025	19,107,000

		417,591,594

	Automotive – 1.6%
385,000	ArvinMeritor, Inc., 8.125%, 9/15/2015	401,362
2,500,000	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 6/15/2021, 144A	2,450,000
3,172,000	Cummins, Inc., 6.750%, 2/15/2027	3,422,157
9,800,000	FCE Bank PLC, EMTN, 7.125%, 1/16/2012, (EUR)	14,445,956
6,550,000	FCE Bank PLC, EMTN, 7.125%, 1/15/2013, (EUR)	9,830,927
2,590,000	Ford Motor Co., 6.375%, 2/01/2029	2,473,113
2,611,000	Ford Motor Co., 6.500%, 8/01/2018	2,741,688
1,560,000	Ford Motor Co., 6.625%, 2/15/2028	1,530,043
64,950,000	Ford Motor Co., 6.625%, 10/01/2028	63,674,902
2,720,000	Ford Motor Co., 7.125%, 11/15/2025	2,687,714
122,204,000	Ford Motor Co., 7.450%, 7/16/2031	138,534,976
1,580,000	Ford Motor Co., 7.500%, 8/01/2026	1,600,101

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$55,235,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	$59,662,582
7,040,000	Ford Motor Credit Co. LLC, 8.700%, 10/01/2014	7,881,210
6,041,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	5,769,155
9,198,000	Goodyear Tire & Rubber Co. (The), 10.500%, 5/15/2016	10,347,750
3,700,000	TRW Automotive, Inc., 7.250%, 3/15/2017, 144A	4,107,000
6,400,000	TRW Automotive, Inc., 8.875%, 12/01/2017, 144A	7,168,000

		338,728,636

	Banking – 6.0%
100,540,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	124,979,263
33,073,000	Associates Corp. of North America, 6.950%, 11/01/2018	37,310,743
35,170,000	BAC Capital Trust VI, 5.625%, 3/08/2035	30,300,045
2,682,000	Bank of America Corp., 5.420%, 3/15/2017	2,736,061
7,290,000	Bank of America Corp., 6.000%, 9/01/2017	7,844,353
12,823,000	Bank of America NA, 5.300%, 3/15/2017	13,217,256
87,880,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	81,143,864
3,260,000	Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018	3,376,405
42,420,000	Citigroup, Inc., 5.000%, 9/15/2014	44,454,378
5,900,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)	4,962,374
1,445,000	Citigroup, Inc., 5.850%, 12/11/2034	1,428,767
36,155,000	Citigroup, Inc., 5.875%, 2/22/2033	33,989,532
13,210,000	Citigroup, Inc., 6.000%, 10/31/2033	12,633,674
43,650,000	Citigroup, Inc., 6.125%, 5/15/2018	48,068,690
8,805,000	Citigroup, Inc., 6.125%, 8/25/2036	8,462,072
72,120,000	Citigroup, Inc., 6.375%, 8/12/2014	79,744,887
4,900,000	Citigroup, Inc., EMTN, (fixed rate to 11/30/2012, variable rate thereafter), 3.625%, 11/30/2017, (EUR)	6,553,767
87,000,000	Citigroup, Inc., MTN, 5.500%, 10/15/2014	94,611,021
14,370,000	First Niagara Finance Group, Inc., 6.750%, 3/19/2020	15,839,907
900,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	868,742

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$54,175,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	$54,174,079
4,065,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	4,197,702
4,680,000	HBOS PLC, 6.000%, 11/01/2033, 144A	3,567,110
12,345,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	12,036,375
599,419,948,660	JPMorgan Chase & Co., Zero Coupon, 4/12/2012, 144A, (IDR)	67,047,241
327,370,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	38,167,399
266,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	30,863,507
80,020,000	Lloyds TSB Bank PLC, MTN, 6.500%, 9/14/2020, 144A	75,481,586
4,825,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	4,977,856
6,110,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	5,728,724
100,400,000	Merrill Lynch & Co., Inc., 10.710%, 3/08/2017, (BRL)	64,493,000
4,887,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	6,567,484
8,660,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	9,581,580
3,600,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	3,476,376
1,970,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.400%, 8/28/2017	2,150,413
8,040,000	Morgan Stanley, 4.750%, 4/01/2014	8,380,783
24,355,000	Morgan Stanley, 5.500%, 7/24/2020	24,651,912
4,100,000	Morgan Stanley, 5.750%, 1/25/2021	4,148,499
117,500,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	128,356,649
9,600,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	9,851,030
11,700,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	12,888,638
7,795,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	8,379,991
7,500,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	12,581,668

		1,244,275,403

	Brokerage – 0.0%
1,295,000	Jefferies Group, Inc., 6.250%, 1/15/2036	1,207,777
4,860,000	Jefferies Group, Inc., 8.500%, 7/15/2019	5,747,854

		6,955,631

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Building Materials – 0.8%
$4,805,000	Masco Corp., 4.800%, 6/15/2015	$4,774,335
3,285,000	Masco Corp., 5.850%, 3/15/2017	3,268,519
19,873,000	Masco Corp., 6.125%, 10/03/2016	20,414,480
9,110,000	Masco Corp., 6.500%, 8/15/2032	8,166,286
3,675,000	Masco Corp., 7.750%, 8/01/2029	3,650,352
26,195,000	Owens Corning, Inc., 6.500%, 12/01/2016	28,502,308
51,180,000	Owens Corning, Inc., 7.000%, 12/01/2036	51,852,300
35,870,000	USG Corp., 6.300%, 11/15/2016	31,565,600
17,605,000	USG Corp., 9.750%, 1/15/2018	17,340,925

		169,535,105

	Chemicals – 0.7%
51,205,000	Chevron Phillips Chemical Co. LLC, 8.250%, 6/15/2019, 144A	63,484,778
21,094,000	Hercules, Inc., 6.500%, 6/30/2029	17,824,430
2,550,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	2,652,000
10,565,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	10,749,602
31,054,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023	25,541,915
2,886,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016	2,655,120
11,305,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021	10,400,600
1,025,000	Mosaic Global Holdings, Inc., 7.375%, 8/01/2018	1,214,110

		134,522,555

	Collateralized Mortgage Obligations – 0.2%
2,161,797	Banc of America Alternative Loan Trust, Series 2007-1, Class 2A1, 5.681%, 4/25/2037(b)	1,647,958
9,813,290	WaMu Mortgage Pass Through Certificates, Series 2007-OA6, Class 2A, 2.609%, 7/25/2047(b)	5,636,292
29,135,888	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.750%, 4/25/2035(b)	28,053,140

		35,337,390

	Commercial Mortgage-Backed Securities – 0.0%
4,730,156	GSR Mortgage Loan Trust, Series 2005-AR2, Class 2A1, 2.732%, 4/25/2035(b)	4,148,484

	Construction Machinery – 0.5%
60,172,000	Case New Holland, Inc., 7.750%, 9/01/2013	65,136,190

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Construction Machinery – continued
$1,975,000	Joy Global, Inc., 6.625%, 11/15/2036	$2,081,660
1,902,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.500%, 12/01/2014	1,949,550
27,030,000	Toro Co., 6.625%, 5/01/2037(c)	26,923,934

		96,091,334

	Consumer Cyclical Services – 0.5%
1,000,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	925,000
6,175,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	5,063,500
90,755,000	Western Union Co. (The), 6.200%, 11/17/2036	92,275,691
1,575,000	Western Union Co. (The), 6.200%, 6/21/2040	1,581,495

		99,845,686

	Consumer Products – 0.0%
695,000	Acco Brands Corp., 7.625%, 8/15/2015	691,525
7,210,000	Snap-on, Inc., 6.700%, 3/01/2019	8,341,033

		9,032,558

	Distributors – 0.0%
1,775,000	EQT Corp., 8.125%, 6/01/2019	2,171,290
3,805,000	ONEOK, Inc., 6.000%, 6/15/2035	3,771,904

		5,943,194

	Diversified Manufacturing – 0.4%
8,473,000	Fibria Overseas Finance Ltd., 7.500%, 5/04/2020, 144A	9,225,402
1,435,000	Textron Financial Corp., 5.400%, 4/28/2013	1,520,784
550,000	Textron Financial Corp., Series E, MTN, 5.125%, 8/15/2014	574,846
19,900,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	28,925,506
7,145,000	Textron, Inc., 5.600%, 12/01/2017	7,658,297
23,658,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	38,625,291

		86,530,126

	Electric – 3.0%
4,875,000	AES Corp. (The), 7.750%, 3/01/2014	5,265,000
12,191,882	AES Ironwood LLC, 8.857%, 11/30/2025	12,374,761
1,412,002	AES Red Oak LLC, Series A, 8.540%, 11/30/2019	1,454,362

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$72,717,768	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	$77,163,005
3,105,000	Ameren Illinois Co., 6.250%, 4/01/2018	3,463,680
93,100,864	Bruce Mansfield Unit, 6.850%, 6/01/2034	99,810,373
4,372,910	CE Generation LLC, 7.416%, 12/15/2018	4,514,247
62,180,000	Cleveland Electric Illuminating Co. (The), 5.950%, 12/15/2036	61,224,045
67,000	Commonwealth Edison Co., 4.750%, 12/01/2011(c)	66,972
5,295,000	Dynegy Holdings, Inc., 7.125%, 5/15/2018	3,653,550
11,835,000	Dynegy Holdings, Inc., 7.625%, 10/15/2026	7,988,625
3,504,000	Dynegy Holdings, Inc., 7.750%, 6/01/2019	2,549,160
23,200,000	Edison Mission Energy, 7.625%, 5/15/2027	17,052,000
32,800,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	28,100,482
11,581,000	Endesa SA/Cayman Islands, 7.875%, 2/01/2027	13,101,782
7,425,000	Energy Future Holdings Corp., 10.000%, 1/15/2020	7,881,341
4,250,000	Enersis SA, Cayman Islands, 7.400%, 12/01/2016	4,986,886
25,460,000	ITC Holdings Corp., 5.875%, 9/30/2016, 144A	28,956,931
37,955,000	ITC Holdings Corp., 6.375%, 9/30/2036, 144A	40,462,687
23,775,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(c)(e)	9,272,250
441,961	Power Receivables Finance LLC, 6.290%, 1/01/2012, 144A	442,602
4,646,250	Quezon Power Philippines LC, 8.860%, 6/15/2017	5,041,181
199,179	Salton Sea Funding Corp., Series F, 7.475%, 11/30/2018	213,478
23,535,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.500%, 10/01/2020, 144A	23,123,137
70,980,000	TXU Corp., Series P, 5.550%, 11/15/2014	56,074,200
140,586,000	TXU Corp., Series Q, 6.500%, 11/15/2024	70,293,000
9,406,000	TXU Corp., Series R, 6.550%, 11/15/2034	4,608,940
9,175,000	White Pine Hydro LLC, 6.310%, 7/10/2017(c)	9,738,620
14,695,000	White Pine Hydro LLC, 6.960%, 7/10/2037(c)	14,018,001
5,000,000	White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(c)	4,789,800

		617,685,098

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Entertainment – 0.0%
$10,000	Time Warner, Inc., 7.625%, 4/15/2031	$11,998

	Financial Other – 0.6%
71,260,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	70,301,553
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	49,602,759

		119,904,312

	Food & Beverage – 0.2%
31,590,000	Corn Products International, Inc., 6.625%, 4/15/2037	34,164,175
6,400,000	Viterra, Inc., 6.406%, 2/16/2021, 144A, (CAD)	7,016,210

		41,180,385

	Government Guaranteed – 0.1%
14,905,000	Instituto de Credito Oficial, MTN, 5.500%, 10/11/2012, (AUD)	15,681,682

	Government Owned - No Guarantee – 0.7%
34,515,000	DP World Ltd., 6.850%, 7/02/2037, 144A	32,961,825
152,980,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	17,578,741
691,350,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	82,328,333
10,600,000	Petroleos de Venezuela SA, 5.375%, 4/12/2027	5,353,000

		138,221,899

	Healthcare – 2.1%
7,100,000	Boston Scientific Corp., 5.125%, 1/12/2017	7,503,741
3,725,000	Boston Scientific Corp., 5.450%, 6/15/2014	4,047,984
15,410,000	Boston Scientific Corp., 6.000%, 1/15/2020	16,682,126
7,230,000	Boston Scientific Corp., 6.400%, 6/15/2016	8,143,323
22,142,000	Boston Scientific Corp., 7.000%, 11/15/2035	23,713,573
13,400,000	HCA, Inc., 5.750%, 3/15/2014	13,584,250
7,800,000	HCA, Inc., 6.250%, 2/15/2013	8,073,000
17,380,000	HCA, Inc., 6.375%, 1/15/2015	17,727,600
63,735,000	HCA, Inc., 6.500%, 2/15/2016	64,850,362
3,045,000	HCA, Inc., 6.750%, 7/15/2013	3,174,413
27,204,000	HCA, Inc., 7.050%, 12/01/2027	23,599,470

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$20,287,000	HCA, Inc., 7.190%, 11/15/2015	$20,439,152
27,148,000	HCA, Inc., 7.500%, 12/15/2023	25,586,990
26,465,000	HCA, Inc., 7.500%, 11/06/2033	23,950,825
70,501,000	HCA, Inc., 7.690%, 6/15/2025	65,918,435
44,984,000	HCA, Inc., 8.360%, 4/15/2024	44,759,080
21,924,000	HCA, Inc., MTN, 7.580%, 9/15/2025	20,389,320
12,446,000	HCA, Inc., MTN, 7.750%, 7/15/2036	11,388,090
3,875,000	Kindred Healthcare, Inc., 8.250%, 6/01/2019, 144A	3,855,625
4,710,000	Owens & Minor, Inc., 6.350%, 4/15/2016(c)	4,944,497
34,198,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	28,555,330
560,000	Tenet Healthcare Corp., 9.250%, 2/01/2015	612,500

		441,499,686

	Home Construction – 0.5%
6,430,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2015	4,677,825
19,270,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	11,754,700
6,249,000	K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014	5,405,385
4,050,000	K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014	3,493,125
1,650,000	K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016	1,027,125
895,000	KB Home, 5.875%, 1/15/2015	850,250
6,007,000	Pulte Group, Inc., 5.200%, 2/15/2015	6,007,000
65,355,000	Pulte Group, Inc., 6.000%, 2/15/2035	50,976,900
17,240,000	Pulte Group, Inc., 6.375%, 5/15/2033	14,223,000

		98,415,310

	Independent Energy – 0.4%
9,585,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	10,987,612
34,960,000	Anadarko Petroleum Corp., 6.450%, 9/15/2036	36,478,872
13,805,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	14,581,531
8,782,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	9,199,496

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$9,825,000	QEP Resources, Inc., 6.875%, 3/01/2021	$10,365,375

		81,612,886

	Industrial Other – 0.1%
10,540,000	Worthington Industries, Inc., 6.500%, 4/15/2020	11,333,925

	Integrated Energy – 0.0%
968,345	PF Export Receivables Master Trust, Series A, 6.436%, 6/01/2015, 144A	1,031,288

	Life Insurance – 1.0%
2,800,000	American International Group, Inc., EMTN, 5.000%, 4/26/2023, (GBP)	3,940,992
3,245,000	American International Group, Inc., Series G, MTN, 5.600%, 10/18/2016	3,397,437
29,065,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	30,412,918
7,075,000	American International Group, Inc., Series MP, GMTN, 5.450%, 5/18/2017	7,389,229
4,145,000	American International Group, Inc., Series MPLE, 4.900%, 6/02/2014, (CAD)	4,340,764
6,655,000	ASIF III Jersey Ltd., Series 2003-G, EMTN, 4.750%, 9/11/2013, (EUR)	9,915,148
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	15,252,015
22,550,000	MetLife, Inc., 6.400%, 12/15/2066	21,986,250
12,020,000	MetLife, Inc., 10.750%, 8/01/2069	16,918,150
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	58,969,817
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	12,583,178
5,670,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	5,723,451
9,965,000	Unum Group, 7.125%, 9/30/2016	11,438,176

		202,267,525

	Local Authorities – 1.9%
110,680,000	New South Wales Treasury Corp., 6.000%, 5/01/2012, (AUD)	119,826,953
15,305,000	New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012, (AUD)	16,568,919
95,840,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	103,827,035
1,507,000	Ontario Hydro, Zero Coupon, 11/27/2020, (CAD)	1,078,393
13,340,077	Province of Alberta, 5.930%, 9/16/2016, (CAD)	15,447,490
730,000	Province of British Columbia, 5.750%, 1/09/2012, (CAD)	774,552

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Local Authorities – continued
760,000	Province of Ontario, 4.400%, 12/02/2011, (CAD)	$798,455
92,365,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	83,791,591
38,965,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	42,469,797

		384,583,185

	Lodging – 0.0%
8,450,000	Wyndham Worldwide Corp., 5.750%, 2/01/2018	8,725,394

	Media Cable – 0.6%
53,800,000	Comcast Corp., 6.950%, 8/15/2037	60,733,421
1,550,000	CSC Holdings LLC, 7.875%, 2/15/2018	1,693,375
37,585,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	40,116,517
26,541,000	Time Warner Cable, Inc., 6.750%, 7/01/2018	30,779,412

		133,322,725

	Media Non-Cable – 0.0%
3,215,000	Clear Channel Communications, Inc., 5.000%, 3/15/2012	3,223,038

	Metals & Mining – 0.4%
11,557,000	Alcoa, Inc., 5.720%, 2/23/2019	12,020,759
4,935,000	Alcoa, Inc., 5.870%, 2/23/2022	5,056,969
2,050,000	Alcoa, Inc., 5.950%, 2/01/2037	1,952,080
6,490,000	Alcoa, Inc., 6.750%, 1/15/2028	6,774,158
15,150,000	Algoma Acquisition Corp., 9.875%, 6/15/2015, 144A	14,089,500
11,175,000	United States Steel Corp., 6.050%, 6/01/2017	11,091,187
9,625,000	United States Steel Corp., 6.650%, 6/01/2037	8,445,938
23,520,000	United States Steel Corp., 7.000%, 2/01/2018	23,755,200

		83,185,791

	Mortgage Related – 0.0%
211,209	FHLMC, 5.000%, 12/01/2031	226,014

	Non-Captive Consumer – 4.7%
3,100,000	AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	2,092,500
86,353,000	Residential Capital LLC, 9.625%, 5/15/2015	85,705,352

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Non-Captive Consumer – continued
1,305,000		SLM Corp., 6.000%, 5/10/2012, (AUD)	$1,367,314
150,125	(††)	SLM Corp., 6.000%, 12/15/2043	3,312,883
27,880,000		SLM Corp., MTN, 5.050%, 11/14/2014	27,877,909
4,875,000		SLM Corp., MTN, 5.125%, 8/27/2012	5,002,140
2,030,000		SLM Corp., MTN, 8.000%, 3/25/2020	2,179,822
76,745,000		SLM Corp., Series A, MTN, 5.000%, 10/01/2013	79,814,800
57,166,000		SLM Corp., Series A, MTN, 5.000%, 4/15/2015	57,451,830
23,623,000		SLM Corp., Series A, MTN, 5.000%, 6/15/2018	22,362,004
28,262,000		SLM Corp., Series A, MTN, 5.375%, 1/15/2013	29,045,253
34,835,000		SLM Corp., Series A, MTN, 5.375%, 5/15/2014	36,267,729
45,279,000		SLM Corp., Series A, MTN, 5.625%, 8/01/2033	38,023,584
140,870,000		SLM Corp., Series A, MTN, 8.450%, 6/15/2018	154,620,743
37,484,000		Springleaf Finance Corp., 3.250%, 1/16/2013, (EUR)	51,332,311
4,690,000		Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	4,185,825
10,870,000		Springleaf Finance Corp., Series H, MTN, 5.375%, 10/01/2012	10,815,650
17,024,000		Springleaf Finance Corp., Series I, MTN, 4.875%, 7/15/2012	16,938,880
4,955,000		Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	4,533,825
22,472,000		Springleaf Finance Corp., Series I, MTN, 5.850%, 6/01/2013	22,191,100
800,000		Springleaf Finance Corp., Series J, MTN, 5.200%, 12/15/2011	801,400
400,000		Springleaf Finance Corp., Series J, MTN, 5.625%, 8/17/2011	399,800
4,800,000		Springleaf Finance Corp., Series J, MTN, 5.900%, 9/15/2012	4,800,000
935,000		Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	837,994
340,340,000		Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	312,261,950

			974,222,598

		Non-Captive Diversified – 7.1%
30,190,000		Ally Financial, Inc., 6.750%, 12/01/2014	31,171,175
23,588,000		Ally Financial, Inc., 7.500%, 12/31/2013	25,209,675
50,810,000		Ally Financial, Inc., 7.500%, 9/15/2020	53,096,450

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Diversified – continued
$44,981,000	Ally Financial, Inc., 8.000%, 12/31/2018	$48,129,670
35,442,000	Ally Financial, Inc., 8.000%, 11/01/2031	38,365,965
72,545,000	Ally Financial, Inc., 8.300%, 2/12/2015	81,069,037
21,694,984	CIT Group, Inc., 7.000%, 5/01/2014	21,966,171
38,902,776	CIT Group, Inc., 7.000%, 5/01/2015	38,951,404
89,288,640	CIT Group, Inc., 7.000%, 5/01/2016	88,953,808
102,048,173	CIT Group, Inc., 7.000%, 5/01/2017	101,793,053
44,525,000	General Electric Capital Australia Funding Pty Ltd., EMTN, 8.000%, 2/13/2012, (AUD)	48,409,656
89,985,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	78,001,125
15,000,000	General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012, (SGD)	12,411,728
150,000,000	General Electric Capital Corp., Series A, GMTN, 3.485%, 3/08/2012, (SGD)	124,116,177
84,065,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	75,248,629
22,590,000	General Electric Capital Corp., Series A, MTN, 0.578%, 5/13/2024(b)	19,913,175
266,643,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	231,255,063
7,270,000	General Motors Acceptance Corp. of Canada Ltd., EMTN, 7.125%, 9/13/2011, (AUD)	7,753,075
360,000	International Lease Finance Corp., 5.875%, 5/01/2013	368,550
20,380,000	International Lease Finance Corp., 6.250%, 5/15/2019	19,912,625
13,466,000	International Lease Finance Corp., 6.375%, 3/25/2013	13,869,980
28,375,000	International Lease Finance Corp., 8.250%, 12/15/2020	30,645,000
35,950,000	International Lease Finance Corp., 8.625%, 9/15/2015	38,960,812
3,680,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	3,735,200
3,545,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	3,545,000
52,875,000	iStar Financial, Inc., 5.150%, 3/01/2012	52,676,719
3,865,000	iStar Financial, Inc., 5.500%, 6/15/2012	3,836,013
25,633,000	iStar Financial, Inc., 5.650%, 9/15/2011	25,568,918
16,230,000	iStar Financial, Inc., 5.850%, 3/15/2017	13,917,225
29,057,000	iStar Financial, Inc., 5.875%, 3/15/2016	25,061,663

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Diversified – continued
$5,655,000	iStar Financial, Inc., 6.050%, 4/15/2015	$5,117,775
46,795,000	iStar Financial, Inc., 8.625%, 6/01/2013	47,730,900
9,690,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	8,890,575
60,205,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	56,291,675

		1,475,943,666

	Oil Field Services – 1.3%
10,680,000	Allis-Chalmers Energy, Inc., 8.500%, 3/01/2017	11,214,000
15,693,000	Nabors Industries, Inc., 6.150%, 2/15/2018	17,348,737
134,360,000	Nabors Industries, Inc., 9.250%, 1/15/2019	170,306,943
4,497,000	Parker Drilling Co., 9.125%, 4/01/2018	4,744,335
23,050,000	Rowan Cos., Inc., 7.875%, 8/01/2019	27,391,421
18,170,000	Weatherford International Ltd., 6.500%, 8/01/2036	18,742,682
4,250,000	Weatherford International Ltd., 6.800%, 6/15/2037	4,514,503
13,670,000	Weatherford International Ltd., 7.000%, 3/15/2038	14,861,491

		269,124,112

	Packaging – 0.1%
3,450,000	OI European Group BV, 6.875%, 3/31/2017, 144A, (EUR)	5,003,016
18,644,000	Owens-Illinois, Inc., 7.800%, 5/15/2018	20,135,520

		25,138,536

	Paper – 1.5%
29,283,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	32,537,630
32,327,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	36,522,624
470,000	Georgia-Pacific LLC, 7.700%, 6/15/2015	539,206
80,840,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	93,051,609
17,718,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	21,040,887
16,307,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	20,602,280
4,447,000	International Paper Co., 6.875%, 11/01/2023	4,870,932
10,392,000	International Paper Co., 8.700%, 6/15/2038	12,927,970
24,586,000	Westvaco Corp., 7.950%, 2/15/2031	26,586,981

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Paper – continued
$36,799,000	Westvaco Corp., 8.200%, 1/15/2030	$39,861,523
4,127,000	Weyerhaeuser Co., 6.950%, 10/01/2027	4,240,823
12,470,000	Weyerhaeuser Co., 7.375%, 3/15/2032	12,976,669

		305,759,134

	Pharmaceuticals – 0.1%
22,630,000	Elan Finance PLC/Elan Finance Corp., 8.875%, 12/01/2013	23,535,200

	Pipelines – 2.4%
27,325,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	28,660,127
12,209,000	El Paso Corp., 6.950%, 6/01/2028	13,200,176
2,045,000	El Paso Corp., 7.420%, 2/15/2037	2,272,760
1,500,000	El Paso Corp., GMTN, 7.750%, 1/15/2032	1,744,908
1,000,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	1,167,055
7,325,000	Energy Transfer Partners LP, 6.125%, 2/15/2017	8,159,222
11,435,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	11,798,930
25,030,000	Enterprise Products Operating LLP, 6.300%, 9/15/2017	28,708,985
7,500,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	9,251,370
31,400,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	33,126,215
55,458,768	Maritimes & Northeast Pipeline LLC, 7.500%, 5/31/2014, 144A(c)	60,290,336
116,405,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	130,406,659
57,010,000	NiSource Finance Corp., 6.400%, 3/15/2018	64,583,151
1,235,000	NiSource Finance Corp., 6.800%, 1/15/2019	1,433,321
28,845,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	32,277,930
62,130,000	Plains All American Pipeline LP, 6.650%, 1/15/2037	65,614,747
5,572,000	Transportadora de Gas del Sur SA, 7.875%, 5/14/2017, 144A	5,404,840

		498,100,732

	Property & Casualty Insurance – 0.6%
22,060,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	21,926,272
4,090,000	Hanover Insurance Group, Inc. (The), 7.500%, 3/01/2020	4,410,799

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Property & Casualty Insurance – continued
$16,825,000	Liberty Mutual Group, Inc., 6.500%, 3/15/2035, 144A	$15,638,720
2,000,000	Liberty Mutual Group, Inc., (fixed rate to 3/15/2017, variable rate thereafter), 7.000%, 3/07/2067, 144A	1,911,010
51,522,000	Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	51,116,728
8,600,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	5,117,000
3,375,000	Nationwide Mutual Insurance Co., 6.600%, 4/15/2034, 144A	3,160,502
12,080,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	12,525,861
6,575,000	XL Group PLC, 6.250%, 5/15/2027	6,654,347
2,110,000	XL Group PLC, 6.375%, 11/15/2024	2,178,469

		124,639,708

	Property Trust – 0.4%
68,360,000	WEA Finance LLC/WT Finance Australia Property Ltd., 6.750%, 9/02/2019, 144A	77,519,761

	Railroads – 0.0%
7,944,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	5,640,240
63,300	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)	60,926

		5,701,166

	Real Estate Operations/Development – 0.0%
7,750,000	First Industrial LP, 5.950%, 5/15/2017	7,734,880

	Refining – 0.0%
1,782,000	Valero Energy Corp., 6.625%, 6/15/2037	1,858,013

	REITs - Apartments – 0.3%
2,565,000	Camden Property Trust, 5.000%, 6/15/2015	2,770,787
40,075,000	Camden Property Trust, 5.700%, 5/15/2017	44,142,092
4,680,000	ERP Operating LP, 5.125%, 3/15/2016	5,102,066
3,000,000	ERP Operating LP, 5.375%, 8/01/2016	3,291,708

		55,306,653

	REITs - Diversified – 0.0%
5,720,000	Duke Realty LP, 5.950%, 2/15/2017	6,274,199

	REITs - Office Property – 0.3%
57,890,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	63,169,973

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	REITs - Office Property – continued
$5,640,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	$6,543,827

		69,713,800

	REITs - Regional Malls – 0.1%
9,032,000	Simon Property Group LP, 5.750%, 12/01/2015	10,138,583
1,690,000	Simon Property Group LP, 6.125%, 5/30/2018	1,895,081

		12,033,664

	REITs - Warehouse/Industrials – 0.1%
6,022,000	ProLogis LP, 5.625%, 11/15/2015	6,367,326
6,110,000	ProLogis LP, 5.625%, 11/15/2016	6,524,447
6,375,000	ProLogis LP, 5.750%, 4/01/2016	6,888,270
2,332,000	ProLogis LP, 6.625%, 5/15/2018	2,578,320
1,595,000	ProLogis LP, 6.875%, 3/15/2020	1,761,215
3,020,000	ProLogis LP, 7.375%, 10/30/2019	3,443,733

		27,563,311

	Retailers – 1.0%
1,920,000	Dillard’s, Inc., 6.625%, 1/15/2018	1,920,000
4,680,000	Dillard’s, Inc., 7.000%, 12/01/2028	4,305,600
1,740,000	Dillard’s, Inc., 7.130%, 8/01/2018	1,774,800
7,182,000	Dillard’s, Inc., 7.750%, 7/15/2026	6,966,540
1,000,000	Dillard’s, Inc., 7.750%, 5/15/2027	960,000
14,269,000	Foot Locker, Inc., 8.500%, 1/15/2022	14,590,053
5,160,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	5,237,400
50,232,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	44,957,640
2,798,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023	2,909,920
5,580,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	4,966,200
28,445,000	Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	29,567,298
14,133,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	15,472,794
2,098,000	Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	2,321,882
1,485,000	Macy’s Retail Holdings, Inc., 8.125%, 7/15/2015	1,761,581

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Retailers – continued
$9,245,000		Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	$9,142,214
39,965,000		Toys R Us, Inc., 7.375%, 10/15/2018	38,816,006
11,255,000		Toys R Us, Inc., 7.875%, 4/15/2013	11,874,025

			197,543,953

		Sovereigns – 4.0%
10,000,000,000		Indonesia Government International Bond, 9.500%, 7/15/2023, (IDR)	1,293,702
25,000,000,000		Indonesia Treasury Bond, 10.250%, 7/15/2027, (IDR)	3,341,379
145,156,000,000		Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	19,793,858
498,832,000,000		Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024, (IDR)	66,458,697
317,658,000,000		Indonesia Treasury Bond, Series FR52, 10.500%, 8/15/2030, (IDR)	42,842,879
378,003,000,000		Indonesia Treasury Bond, Series ZC3, Zero Coupon, 11/20/2012, (IDR)	40,852,006
5,258,000	(†††)	Mexican Fixed Rate Bonds, Series M-10, 7.250%, 12/15/2016, (MXN)	46,826,760
28,585,700	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	258,751,306
4,557,000	(†††)	Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012, (MXN)	41,090,530
98,690,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	68,927,754
10,025,000		Republic of Brazil, 12.500%, 1/05/2016, (BRL)	7,563,796
114,735,000		Republic of Brazil, 12.500%, 1/05/2022, (BRL)	91,896,806
26,800,000		Republic of Croatia, 6.750%, 11/05/2019, 144A	28,944,000
7,413,690,000		Republic of Iceland, 4.250%, 8/24/2012, (ISK)	45,455,298
2,234,925,000		Republic of Iceland, 6.000%, 10/13/2016, (ISK)	13,584,440
4,616,100,000		Republic of Iceland, 7.250%, 5/17/2013, (ISK)	30,299,135
2,953,245,000		Republic of Iceland, 8.000%, 7/22/2011, (ISK)	17,822,478

			825,744,824

		Supermarkets – 0.7%
3,000,000		American Stores Co., 7.900%, 5/01/2017	2,988,750
13,145,000		American Stores Co., Series B, MTN, 7.100%, 3/20/2028	10,532,431
100,590,000		New Albertson’s, Inc., 7.450%, 8/01/2029	83,238,225
20,550,000		New Albertson’s, Inc., 7.750%, 6/15/2026	18,084,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Supermarkets – continued
$9,715,000	New Albertson’s, Inc., 8.000%, 5/01/2031	$8,282,038
2,995,000	New Albertson’s, Inc., 8.700%, 5/01/2030	2,710,475
17,575,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	13,313,062

		139,148,981

	Supranational – 2.1%
8,660,000	European Bank for Reconstruction & Development, GMTN, 9.000%, 4/28/2014, (BRL)	5,554,130
11,505,000	European Investment Bank, 11.250%, 2/14/2013, (BRL)	7,692,607
837,962,640,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A, (IDR)	88,198,365
16,500,000	European Investment Bank, EMTN, 7.000%, 1/18/2012, (NZD)	13,948,285
71,230,000	European Investment Bank, MTN, 6.250%, 4/15/2015, (AUD)	78,091,284
345,270,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 5/20/2013, (IDR)	35,587,914
185,840,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	161,606,915
40,000,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	33,006,269

		423,685,769

	Technology – 1.5%
1,940,000	Advanced Micro Devices, Inc., 7.750%, 8/01/2020	1,998,200
65,276,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	75,181,503
1,000,000	Alcatel-Lucent, EMTN, 6.375%, 4/07/2014, (EUR)	1,493,654
78,002,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	70,201,800
4,626,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	4,151,835
2,630,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	2,927,208
12,555,000	Avnet, Inc., 5.875%, 3/15/2014	13,637,178
50,915,000	Avnet, Inc., 6.000%, 9/01/2015	55,963,884
15,245,000	Avnet, Inc., 6.625%, 9/15/2016	17,262,493
10,821,000	Corning, Inc., 6.850%, 3/01/2029	11,951,838
5,645,000	Corning, Inc., 7.250%, 8/15/2036	6,568,245
3,640,000	Eastman Kodak Co., 7.250%, 11/15/2013	3,439,800
15,578,000	Equifax, Inc., 7.000%, 7/01/2037	16,713,792

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$430,000	Freescale Semiconductor, Inc., 8.875%, 12/15/2014	$448,275
6,016,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	6,474,720
929,000	Motorola Solutions, Inc., 6.000%, 11/15/2017	1,057,089
4,385,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	4,877,124
11,895,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026(d)	8,980,725
4,301,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	5,142,874
40,000	Xerox Corp., 6.350%, 5/15/2018	45,850
615,000	Xerox Corp., MTN, 7.200%, 4/01/2016	720,296

		309,238,383

	Tobacco – 0.5%
71,085,000	Reynolds American, Inc., 6.750%, 6/15/2017	82,073,106
17,990,000	Reynolds American, Inc., 7.250%, 6/15/2037	19,387,247

		101,460,353

	Transportation Services – 0.4%
20,469,000	APL Ltd., 8.000%, 1/15/2024(c)	13,509,540
26,299,473	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	25,247,494
6,552,024	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(e)	5,241,619
10,304,632	Atlas Air Pass Through Trust, Series 1999-1, Class A-1, 7.200%, 7/02/2020	9,789,401
436,930	Atlas Air Pass Through Trust, Series 1999-1, Class A-2, 6.880%, 4/02/2014	415,083
12,268,672	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016	10,551,058
15,689,997	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(e)	12,081,298
7,269,514	Atlas Air Pass Through Trust, Series 2000-1, Class B, 10.128%, 7/02/2017	7,124,123
201,720	Atlas Air Pass Through Trust, Series 2000-1, Class C, 9.702%, 7/02/2011(e)	169,445
2,675,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	2,943,375

		87,072,436

	Treasuries – 14.9%
587,055,000	Canadian Government, 2.000%, 9/01/2012, (CAD)	613,314,062
228,647,000	Canadian Government, 3.500%, 6/01/2013, (CAD)	245,633,425
94,395,000	Canadian Government, 3.750%, 6/01/2012, (CAD)	100,117,718

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
246,645,000	Canadian Government, 3.750%, 6/01/2019, (CAD)	$271,407,959
297,760,000	Canadian Government, 4.250%, 6/01/2018, (CAD)	338,766,256
6,094,699	Hellenic Republic Government Bond, 2.300%, 7/25/2030, (EUR)	3,405,909
2,210,000	Hellenic Republic Government Bond, 4.500%, 9/20/2037, (EUR)	1,357,246
1,950,000	Hellenic Republic Government Bond, 4.600%, 7/20/2018, (EUR)	1,384,566
102,205,000	Hellenic Republic Government Bond, 4.700%, 3/20/2024, (EUR)	67,495,993
125,685,000	Hellenic Republic Government International Bond, 2.125%, 7/05/2013, (CHF)	106,272,030
170,925,000	Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	159,700,598
76,200,000	Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	69,339,631
9,025,000	Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	8,263,380
148,250,000	Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	131,086,913
33,000,000	New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	29,363,141
224,730,000	New Zealand Government Bond, 6.500%, 4/15/2013, (NZD)	196,747,507
668,075,000	Norwegian Government, 4.250%, 5/19/2017, (NOK)	132,119,767
319,620,000	Norwegian Government, 5.000%, 5/15/2015, (NOK)	64,274,358
2,498,770,000	Norwegian Government, 6.500%, 5/15/2013, (NOK)	496,265,545
38,575,000	Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	32,075,163
9,000,000	Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	7,903,139
11,125,000	Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	9,682,976

		3,085,977,282

	Utility Other – 0.0%
4,800,000	Listrindo Capital BV, 9.250%, 1/29/2015, 144A	5,256,000

	Wireless – 1.1%
57,512,000	Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	57,440,110
40,092,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	40,092,000
4,680,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	4,709,250
41,539,000	Sprint Capital Corp., 6.875%, 11/15/2028	39,358,202
38,286,000	Sprint Capital Corp., 6.900%, 5/01/2019	39,434,580

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – continued
$8,390,000	Sprint Capital Corp., 8.750%, 3/15/2032	$9,082,175
15,252,000	Sprint Nextel Corp., 6.000%, 12/01/2016	15,232,935
12,665,000	True Move Co. Ltd., 10.750%, 12/16/2013, 144A	13,662,369

		219,011,621

	Wirelines – 3.6%
8,395,000	Axtel SAB de CV, 9.000%, 9/22/2019, 144A	8,197,717
5,790,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	6,320,823
3,695,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	4,233,590
31,176,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	32,015,161
3,940,000	BellSouth Telecommunications, Inc., 7.000%, 12/01/2095	4,134,419
107,425,000	CenturyLink, Inc., 6.450%, 6/15/2021	106,197,025
11,005,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	10,389,953
4,400,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	4,232,272
1,000,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	810,000
8,735,000	Embarq Corp., 7.995%, 6/01/2036	8,949,986
3,075,000	Frontier Communications Corp., 7.875%, 1/15/2027	2,998,125
730,000	Frontier Communications Corp., 9.000%, 8/15/2031	748,250
17,975,000	GTE Corp., 6.940%, 4/15/2028	20,637,044
1,600,000	Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016, (GBP)	2,797,930
2,750,000	Koninklijke (Royal) KPN NV, GMTN, 4.000%, 6/22/2015, (EUR)	4,075,327
68,090,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	69,451,800
11,350,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	11,676,312
3,545,000	Level 3 Financing, Inc., 9.375%, 4/01/2019, 144A	3,651,350
15,110,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	15,338,233
35,941,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	41,695,863
30,365,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	30,820,475
64,147,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	61,260,385
15,925,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	17,041,056

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$40,420,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	$41,329,450
38,025,000	Qwest Corp., 6.875%, 9/15/2033	36,646,594
1,505,000	Qwest Corp., 7.200%, 11/10/2026	1,474,900
10,620,000	Qwest Corp., 7.250%, 9/15/2025	10,991,700
2,890,000	Qwest Corp., 7.500%, 6/15/2023	2,893,613
39,844,000	Telecom Italia Capital SA, 6.000%, 9/30/2034	33,814,288
26,495,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	23,626,731
45,415,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	49,771,205
27,020,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	28,670,140
18,105,000	Verizon Maryland, Inc., Series B, 5.125%, 6/15/2033	16,876,521
2,905,000	Verizon New England, Inc., 7.875%, 11/15/2029	3,339,820
6,785,000	Verizon New York, Inc., Series B, 7.375%, 4/01/2032	7,803,937
7,860,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	7,718,889

		732,630,884

	Total Non-Convertible Bonds (Identified Cost $13,581,551,583)	15,149,845,666

Convertible Bonds – 7.7%
	Airlines – 0.1%
29,555,000	AMR Corp., 6.250%, 10/15/2014	28,668,350
1,730,000	UAL Corp., 4.500%, 6/30/2021	1,732,249

		30,400,599

	Automotive – 1.6%
2,615,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(f)	2,497,325
182,545,000	Ford Motor Co., 4.250%, 11/15/2016	312,836,494
12,335,000	Navistar International Corp., 3.000%, 10/15/2014	16,143,431

		331,477,250

	Diversified Manufacturing – 0.3%
44,380,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	43,714,300
24,037,000	Trinity Industries, Inc., 3.875%, 6/01/2036	25,088,619

		68,802,919

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Electric – 0.0%
$1,000,000	CMS Energy Corp., 5.500%, 6/15/2029	$1,443,750

	Healthcare – 0.5%
32,436,000	Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(f)	31,462,920
14,480,000	Life Technologies Corp., 1.500%, 2/15/2024	16,543,400
285,000	LifePoint Hospitals, Inc., 3.250%, 8/15/2025	293,906
2,510,000	LifePoint Hospitals, Inc., 3.500%, 5/15/2014	2,685,700
3,107,000	Omnicare, Inc., 3.250%, 12/15/2035	2,971,069
29,850,000	Omnicare, Inc., 3.750%, 12/15/2025	39,812,437

		93,769,432

	Independent Energy – 0.2%
27,750,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	25,148,437
9,405,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	9,898,763

		35,047,200

	Life Insurance – 0.4%
72,915,000	Old Republic International Corp., 3.750%, 3/15/2018	72,185,850

	Media Non-Cable – 0.0%
10,067,087	Liberty Media LLC, 3.500%, 1/15/2031	5,436,227

	Metals & Mining – 0.1%
1,255,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	1,496,588
16,535,000	United States Steel Corp., 4.000%, 5/15/2014	26,269,981

		27,766,569

	Non-Captive Diversified – 0.3%
60,585,000	iStar Financial, Inc., 0.805%, 10/01/2012(b)	54,526,500

	Pharmaceuticals – 0.5%
940,000	Human Genome Sciences, Inc., 2.250%, 10/15/2011	1,480,500
51,585,000	Human Genome Sciences, Inc., 2.250%, 8/15/2012	75,056,175
26,120,000	Nektar Therapeutics, 3.250%, 9/28/2012	26,054,700

		102,591,375

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	REITs - Warehouse/Industrials – 0.2%
$28,230,000	ProLogis LP, 3.250%, 3/15/2015	$32,288,063

	Technology – 2.5%
330,000	Ciena Corp., 0.250%, 5/01/2013	321,338
49,074,000	Ciena Corp., 0.875%, 6/15/2017	41,528,872
8,030,000	Ciena Corp., 3.750%, 10/15/2018, 144A	9,435,250
8,680,000	Ciena Corp., 4.000%, 3/15/2015, 144A	10,340,050
11,651,000	Intel Corp., 2.950%, 12/15/2035	12,044,221
343,275,000	Intel Corp., 3.250%, 8/01/2039	418,795,500
10,025,000	Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	10,551,313
21,955,000	Micron Technology, Inc., 1.875%, 6/01/2014	21,406,125

		524,422,669

	Textile – 0.0%
81,000	Dixie Yarns, Inc., 7.000%, 5/15/2012	80,291

	Wirelines – 1.0%
20,455,000	Level 3 Communications, Inc., 3.500%, 6/15/2012	20,403,862
64,473,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	102,512,070
48,975,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(c)	77,870,250

		200,786,182

	Total Convertible Bonds (Identified Cost $1,232,862,111)	1,581,024,876

Municipals – 1.3%
	California – 0.3%
5,425,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), Series C, (MBIA insured), 3.750%, 8/01/2028	3,709,344
2,165,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), Series C, (Registered), (MBIA insured), 3.750%, 8/01/2028	1,714,377
20,455,000	State of California, 4.500%, 10/01/2029	18,934,580
5,805,000	State of California, 4.500%, 8/01/2030	5,305,363
7,340,000	State of California, (AMBAC insured), 4.500%, 8/01/2027	7,071,209
5,945,000	State of California, (AMBAC insured), 4.500%, 8/01/2030	5,433,314
17,945,000	State of California (Various Purpose), (AMBAC insured), 4.500%, 12/01/2033	16,096,306

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – continued
	California – continued
$3,805,000	State of California (Various Purpose), (MBIA insured), 3.250%, 12/01/2027	$3,036,390

		61,300,883

	District of Columbia – 0.0%
5,610,000	Metropolitan Washington DC Airports Authority, Series D, 8.000%, 10/01/2047	5,603,492

	Illinois – 0.3%
2,440,000	Chicago O’Hare International Airport, Series A, (AGMC insured), 4.500%, 1/01/2038	2,082,540
69,245,000	State of Illinois, 5.100%, 6/01/2033	58,908,107

		60,990,647

	Michigan – 0.1%
20,690,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034(c)	15,030,044

	Ohio – 0.0%
10,390,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047(c)	7,562,154

	Virginia – 0.6%
178,970,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(c)	119,544,801

	Total Municipals (Identified Cost $330,874,202)	270,032,021

	Total Bonds and Notes (Identified Cost $15,145,287,896)	17,000,902,563

Senior Loans – 0.3%
	Electric – 0.0%
6,935,533	Texas Competitive Electric Holdings Company, LLC, Non-Extended Term Loan, 3.690%, 10/10/2014(b)	5,860,525

	Media Non-Cable – 0.1%
4,203,827	Dex Media West, LLC, New Term Loan, 7.000%, 10/24/2014(b)	3,492,161
36,690,454	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(b)	21,914,108

		25,406,269

	Wireless – 0.1%
12,129,970	Hawaiian Telcom Communications, Inc., Exit Term Loan, 9.000%, 11/01/2015(b)(g)	12,450,929

	Wirelines – 0.1%
13,530,000	FairPoint Communications, Inc., New Term Loan B, 1/22/2016(h)	12,121,391

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
Wirelines – continued
$14,944,523	FairPoint Communications, Inc., New Term Loan B, 6.500%, 1/22/2016(b)	$13,388,649

		25,510,040

	Total Senior Loans (Identified Cost $97,371,928)	69,227,763

Shares
Preferred Stocks – 3.0%
Convertible Preferred Stocks – 2.2%
	Automotive – 1.2%
4,083,850	General Motors Co., Series B, 4.750%	199,046,849
949,385	Goodyear Tire & Rubber Co. (The), 5.875%	52,804,794

		251,851,643

	Banking – 0.3%
25,823	Bank of America Corp., Series L, 7.250%	25,853,988
305,595	Sovereign Capital Trust IV, 4.375%	15,126,952
12,483	Wells Fargo & Co., Series L, Class A, 7.500%	13,231,980

		54,212,920

	Construction Machinery – 0.1%
263,437	United Rentals Trust I, 6.500%	11,920,524

	Consumer Products – 0.1%
275,316	Newell Financial Trust I, 5.250%	12,939,852

	Electric – 0.1%
346,577	AES Trust III, 6.750%	17,072,383
208,375	CMS Energy Trust I, 7.750%(c)(i)	9,376,875

		26,449,258

	Independent Energy – 0.1%
87,351	Chesapeake Energy Corp., 4.500%	8,014,454
144,600	SandRidge Energy, Inc., 8.500%	22,693,524

		30,707,978

	Pipelines – 0.1%
284,585	El Paso Energy Capital Trust I, 4.750%	12,669,724
25,000	Williams Cos., Inc., 5.500%	3,464,063

		16,133,787

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	REITs - Healthcare – 0.0%
172,150	Health Care REIT, Inc., Series I, 6.500%	$8,867,447

	Technology – 0.2%
52,704	Lucent Technologies Capital Trust I, 7.750%	51,847,560

	Total Convertible Preferred Stocks (Identified Cost $421,430,134)	464,930,969

Non-Convertible Preferred Stocks – 0.8%
	Banking – 0.2%
53,000	Bank of America Corp., 6.375%	1,208,930
1,226,700	Citigroup Capital XIII, (fixed rate to 10/30/2015, variable rate thereafter), 7.875%	34,077,726
534,725	Countrywide Capital IV, 6.750%	13,234,444

		48,521,100

	Electric – 0.0%
2,925	Connecticut Light & Power Co., 1.900%	100,181
100	Entergy Arkansas, Inc., 4.320%	8,222
5,000	Entergy Mississippi, Inc., 4.360%	382,813
665	Entergy New Orleans, Inc., 4.360%	51,745
200	Entergy New Orleans, Inc., 4.750%	15,956
645	MDU Resources Group, Inc., 5.100%	64,843
360	Public Service Company of Oklahoma, 4.000%	25,200
50,100	Southern California Edison Co., 4.780%	1,087,671
1,100	Xcel Energy, Inc., 3.600%	77,825

		1,814,456

	Government Sponsored – 0.2%
38,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(f)	40,861,875

	Home Construction – 0.0%
36,783	Hovnanian Enterprises, Inc., 7.625%(e)	179,501

	Non-Captive Consumer – 0.0%
149,767	SLM Corp., Series A, 6.970%	7,115,430

	Non-Captive Diversified – 0.3%
52,843	Ally Financial, Inc., Series G, 7.000%, 144A	49,662,512

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – continued
	REITs - Office Property – 0.0%
2,318	Highwoods Properties, Inc., Series A, 8.625%	$2,502,715

	REITs - Warehouse/Industrials – 0.1%
169,007	ProLogis, Inc., Series Q, 8.540%	9,633,399

	Total Non-Convertible Preferred Stocks (Identified Cost $109,179,445)	160,290,988

	Total Preferred Stocks (Identified Cost $530,609,579)	625,221,957

Common Stocks – 4.2%
	Biotechnology – 0.4%
1,409,794	Vertex Pharmaceuticals, Inc.(e)	73,295,190

	Containers & Packaging – 0.1%
645,508	Owens-Illinois, Inc.(e)	16,660,562
2,766	Rock-Tenn Co., Class A	183,496

		16,844,058

	Diversified Telecommunication Services – 0.1%
269,619	FairPoint Communications, Inc.(e)	2,483,191
403,884	Hawaiian Telcom Holdco, Inc.(e)	10,299,042

		12,782,233

	Electronic Equipment, Instruments & Components – 0.1%
630,490	Corning, Inc.	11,443,393

	Media – 0.0%
4,746	Dex One Corp.(e)	12,008
79,727	SuperMedia, Inc.(e)	298,976

		310,984

	Oil, Gas & Consumable Fuels – 0.2%
1,026,979	Chesapeake Energy Corp.	30,491,007
313,333	Repsol YPF SA, Sponsored ADR	10,891,455

		41,382,462

	Pharmaceuticals – 1.3%
3,372,358	Bristol-Myers Squibb Co.	97,663,488
3,384,721	Valeant Pharmaceuticals International, Inc.	175,870,103

		273,533,591

	Semiconductors & Semiconductor Equipment – 1.7%
16,210,621	Intel Corp.	359,227,361

	Software – 0.3%
2,568,090	Microsoft Corp.	66,770,340

	Total Common Stocks (Identified Cost $603,274,816)	855,589,612

Closed End Investment Companies – 0.1%
748,015	Highland Credit Strategies Fund	5,744,755
337,212	Morgan Stanley Emerging Markets Debt Fund, Inc.	3,581,191

Shares	Description	Value (†)
Closed End Investment Companies – continued
1,930,296	Western Asset High Income Opportunity Fund, Inc.	$12,180,168
224,955	Western Asset Managed High Income Fund, Inc.	1,381,224

	Total Closed End Investment Companies (Identified Cost $27,800,945)	22,887,338

Principal Amount (‡)
Short-Term Investments – 8.7%
$1,902,739	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2010 at 0.000% to be repurchased at $1,902,739 on 7/01/2011 collateralized by $1,905,000 U.S. Treasury Note, 1.375% due 5/15/2013 valued at $1,941,459 including accrued interest(j)	1,902,739
1,789,822,209	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2011 at 0.000% to be repurchased at $1,789,822,209 on 7/01/2011 collateralized by $174,000,000 Federal Home Loan Mortgage Corp., 4.750% due 11/17/2015 valued at $197,707,500; $100,000,000 Federal Home Loan Mortgage Corp., 1.750% due 11/17/2015 valued at $100,250,000; $45,785,000 Federal National Mortgage Association, 4.375% due 10/15/2015 valued at $51,393,663; $47,000,000 Federal National Mortgage Association, 1.625% due 10/26/2015 valued at $47,176,250; $113,615,000 Federal National Mortgage Association, 1.600% due 11/23/2015 valued at $113,472,981; $174,215,000 Federal National Mortgage Association, 4.375% due 10/15/2015 valued at $195,556,338; $70,000,000 Federal National Mortgage Association, 2.000% due 8/18/2015 valued at $72,275,000; $242,170,000 Federal National Mortgage Association, 1.500% due 4/27/2015 valued at $242,170,000; $88,000,000 Federal Farm Credit Bank, 1.750% due 3/16/2015 valued at $88,440,000; $200,000,000 Federal Home Loan Bank, 2.000% due 12/09/2014 valued at $201,500,000;$134,350,000 Federal National Mortgage Association, 4.625% due 10/15/2014 valued at $150,975,813; $100,000,000 Federal Home Loan Mortgage Corp., 2.875% due 2/09/2015 valued at $106,875,000; $257,830,000 Federal National Mortgage Association, 1.500% due 4/27/2015 valued at $257,830,000 including accrued interest(j)	1,789,822,209

	Total Short-Term Investments (Identified Cost $1,791,724,948)	1,791,724,948

	Total Investments – 98.6% (Identified Cost $18,196,070,112)(a)	20,365,554,181
	Other assets less liabilities – 1.4%	299,013,626

	Net Assets – 100.0%	$20,664,567,807

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and equity securities for which market quotations are not readily available are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker.

Futures contracts are valued at their most recent settlement price.

Investments in other open-end investment companies are valued at their net asset value each day.

Senior loans shall be priced at bid prices supplied by a pricing service, if available, or quotations obtained from broker-dealers.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2011, the net unrealized appreciation on investments based on a cost of $18,259,042,342 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,505,076,266
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(398,564,427)

Net unrealized appreciation	$2,106,511,839

At September 30, 2010, the Fund had a capital loss carryforward of $740,497,037 of which $73,277,381 expires on September 30, 2017 and $667,219,656 expires on September 30, 2018. At September 30, 2010 post-October capital loss deferrals were $182,708,157. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of June 30, 2011 limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of June 30, 2011, if any, may expire unused.

(b)	Variable rate security. Rate as of June 30, 2011 is disclosed.
(c)	Illiquid security. At June 30, 2011, the value of these securities amounted to $486,113,684 or 2.4% of net assets.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Non-income producing security.
(f)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(g)	All or a portion of interest payment is paid-in-kind.
(h)	Position is unsettled. Contract rate was not determined at June 30, 2011 and does not take effect until settlement date.
(i)	Fair valued security by the Fund’s investment adviser. At June 30, 2011, the value of this security amounted to $9,376,875 or less than 0.1% of net assets.

(j)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of Rule 144A holdings amounted to $2,010,834,350 or 9.7% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Non-Captive Consumer	$3,312,883	$970,909,715	$—	$974,222,598
All Other Non-Convertible Bonds*	—	14,175,623,068	—	14,175,623,068

Total Non-Convertible Bonds	3,312,883	15,146,532,783	—	15,149,845,666

Convertible Bonds*	—	1,581,024,876	—	1,581,024,876
Municipals*	—	270,032,021	—	270,032,021

Total Bonds and Notes	3,312,883	16,997,589,680	—	17,000,902,563

Senior Loans*	—	69,227,763	—	69,227,763
Preferred Stocks
Convertible Preferred Stocks
Automotive	251,851,643	—	—	251,851,643
Banking	39,085,968	15,126,952	—	54,212,920
Construction Machinery	—	11,920,524	—	11,920,524
Consumer Products	—	12,939,852	—	12,939,852
Electric	17,072,383	—	9,376,875	26,449,258
Independent Energy	30,707,978	—	—	30,707,978
Pipelines	12,669,724	3,464,063	—	16,133,787
REITs - Healthcare	8,867,447	—	—	8,867,447
Technology	51,847,560	—	—	51,847,560

Total Convertible Preferred Stocks	412,102,703	43,451,391	9,376,875	464,930,969

Non-Convertible Preferred Stocks
Banking	48,521,100	—	—	48,521,100
Electric	1,165,496	648,960	—	1,814,456
Government Sponsored	—	40,861,875	—	40,861,875
Home Construction	179,501	—	—	179,501
Non-Captive Consumer	7,115,430	—	—	7,115,430
Non-Captive Diversified	—	49,662,512	—	49,662,512
REITs - Office Property	—	2,502,715	—	2,502,715
REITs - Warehouse/Industrials	9,633,399	—	—	9,633,399

Total Non-Convertible Preferred Stocks	66,614,926	93,676,062	—	160,290,988

Total Preferred Stocks	478,717,629	137,127,453	9,376,875	625,221,957

Common Stocks*	855,589,612	—	—	855,589,612
Closed End Investment Companies	22,887,338	—	—	22,887,338
Short-Term Investments	—	1,791,724,948	—	1,791,724,948

Total	$1,360,507,462	$18,995,669,844	$9,376,875	$20,365,554,181

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Preferred stocks valued at $30,667,500 were transferred from Level 2 to Level 1 during the period ended June 30, 2011. At September 30, 2010, this security was valued at original purchase price due to a market quotation not being readily available; at June 30, 2011, this security was valued at a market price in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2011:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2011
Bonds and Notes
Non-Convertible Bonds
Airlines	$50,705,608	$—	$—	$—	$—	$—	$—	$(50,705,608)	$—	$—
Preferred Stocks
Convertible Preferred Stocks
Electric	7,293,125	—	—	2,083,750	—	—	—	—	9,376,875	2,083,750

Total	$57,998,733	$—	$—	$2,083,750	$—	$—	$—	$(50,705,608)	$9,376,875	$2,083,750

Debt securities valued at $50,705,608 were transferred from Level 3 to Level 2 during the period ended June 30, 2011. At September 30, 2010, this security was valued using broker-dealer bid quotations based on inputs unobservable to the Fund; at June 30, 2011, this security was valued on the basis of evaluated bids furnished to the Fund by a pricing service.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2011 (Unaudited)

Treasuries	14.9%
Non-Captive Diversified	7.7
Banking	6.5
Non-Captive Consumer	4.7
Wirelines	4.7
Automotive	4.4
Technology	4.2
Sovereigns	4.0
Electric	3.1
Healthcare	2.6
Pipelines	2.5
Airlines	2.1
Supranational	2.1
Other Investments, less than 2% each	26.4
Short-Term Investments	8.7

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

Currency Exposure at June 30, 2011 (Unaudited)

United States Dollar	68.1%
Canadian Dollar	8.8
New Zealand Dollar	4.2
Norwegian Krone	3.4
Euro	3.3
Australian Dollar	2.7
Indonesian Rupiah	2.6
Other, less than 2% each	5.5

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2011 (Unaudited)

Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 84.2% of Net Assets
Non-Convertible Bonds – 74.9%
	ABS Other – 0.1%
$725,000	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	$694,548

	Aerospace & Defense – 0.0%
175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	181,125

	Airlines – 0.7%
6,244	American Airlines Pass Through Trust, Series 1993-A6, 8.040%, 9/16/2011	6,244
484,865	American Airlines Pass Through Trust, Series 2009-1A, 10.375%, 1/02/2021	560,019
227,918	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	229,627
49,951	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	50,012
70,802	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	71,121
1,427,237	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	1,471,909
347,874	Delta Air Lines Pass Through Trust, Series 2009-1, Series B, 9.750%, 12/17/2016	368,746
548,000	Delta Air Lines, Inc., 9.500%, 9/15/2014, 144A	584,305
1,098,391	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	1,085,112
1,651,000	US Airways Pass Through Trust, Series 2011-1A, Class A, 7.125%, 4/22/2025	1,651,000

		6,078,095

	Automotive – 2.8%
1,000,000	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 6/15/2021, 144A	980,000
2,400,000	Cummins, Inc., 7.125%, 3/01/2028	2,690,803
300,000	FCE Bank PLC, EMTN, 7.125%, 1/16/2012, (EUR)	442,223
200,000	FCE Bank PLC, EMTN, 7.125%, 1/15/2013, (EUR)	300,181
765,000	Ford Motor Co., 6.375%, 2/01/2029	730,475
1,030,000	Ford Motor Co., 6.500%, 8/01/2018	1,081,555
165,000	Ford Motor Co., 6.625%, 2/15/2028	161,831
4,230,000	Ford Motor Co., 6.625%, 10/01/2028	4,146,957
690,000	Ford Motor Co., 7.125%, 11/15/2025	681,810
9,250,000	Ford Motor Co., 7.450%, 7/16/2031	10,486,142

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$1,645,000	Ford Motor Co., 7.500%, 8/01/2026	$1,665,928
645,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	696,702
565,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	635,335
375,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	358,125

		25,058,067

	Banking – 5.3%
1,710,000	Associates Corp. of North America, 6.950%, 11/01/2018	1,929,107
2,385,000	BAC Capital Trust VI, 5.625%, 3/08/2035	2,054,752
500,000	Bank of America Corp., 4.850%, 11/15/2014	503,237
2,420,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	2,234,503
3,830,000	Citigroup, Inc., 5.000%, 9/15/2014	4,013,679
300,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(b)	252,324
135,000	Citigroup, Inc., 5.850%, 12/11/2034	133,483
3,320,000	Citigroup, Inc., 5.875%, 2/22/2033	3,121,152
1,215,000	Citigroup, Inc., 6.000%, 10/31/2033	1,161,992
795,000	Citigroup, Inc., 6.125%, 8/25/2036	764,037
200,000	Citigroup, Inc., EMTN, (fixed rate to 11/30/2012, variable rate thereafter), 3.625%, 11/30/2017, (EUR)	267,501
1,470,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	1,469,975
1,955,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	2,018,821
21,194,634,240	JPMorgan Chase & Co., Zero Coupon, 4/12/2012, 144A, (IDR)	2,370,695
1,000,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	116,588
18,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	2,088,508
600,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	562,559
1,000,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	1,343,868
300,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	289,698
595,000	Morgan Stanley, 4.750%, 4/01/2014	620,220
7,000,000	Morgan Stanley, 5.500%, 7/24/2020	7,085,337
6,700,000	Morgan Stanley, 5.750%, 1/25/2021	6,779,254

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$370,000	Morgan Stanley, EMTN, 5.450%, 1/09/2017	$391,284
4,100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	4,478,828
625,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	671,904
350,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	587,145

		47,310,451

	Building Materials – 1.0%
860,000	Masco Corp., 4.800%, 6/15/2015	854,511
240,000	Masco Corp., 5.850%, 3/15/2017	238,796
2,600,000	Masco Corp., 6.125%, 10/03/2016	2,670,842
305,000	Masco Corp., 6.500%, 8/15/2032	273,405
325,000	Masco Corp., 7.750%, 8/01/2029	322,820
805,000	Owens Corning, Inc., 6.500%, 12/01/2016	875,906
2,050,000	Owens Corning, Inc., 7.000%, 12/01/2036	2,076,929
1,680,000	USG Corp., 6.300%, 11/15/2016	1,478,400

		8,791,609

	Chemicals – 1.2%
3,440,000	Chevron Phillips Chemical Co. LLC, 8.250%, 6/15/2019, 144A	4,264,967
115,000	ICI Wilmington, Inc., 5.625%, 12/01/2013	124,729
1,565,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	1,592,345
5,240,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023	4,309,900
55,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016	50,600
905,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021	832,600

		11,175,141

	Collateralized Mortgage Obligations – 0.1%
1,161,327	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.750%, 4/25/2035(c)	1,118,170

	Commercial Mortgage-Backed Securities – 0.1%
95,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	101,265
1,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	1,062,122

		1,163,387

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Construction Machinery – 0.1%
$965,000	Toro Co., 6.625%, 5/01/2037(b)	$961,213

	Distributors – 0.1%
1,000,000	ONEOK, Inc., 6.000%, 6/15/2035	991,302

	Diversified Manufacturing – 0.2%
245,000	Textron, Inc., 5.600%, 12/01/2017	262,601
1,290,000	Textron, Inc., 7.250%, 10/01/2019	1,516,618

		1,779,219

	Electric – 3.8%
730,000	AES Corp. (The), 7.750%, 3/01/2014	788,400
2,985,249	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	3,167,737
4,126,072	Bruce Mansfield Unit, 6.850%, 6/01/2034	4,423,426
380,000	Dynegy Holdings, Inc., 7.125%, 5/15/2018	262,200
810,000	Dynegy Holdings, Inc., 7.625%, 10/15/2026	546,750
3,000,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	2,570,166
1,589,000	Endesa SA/Cayman Islands, 7.875%, 2/01/2027	1,797,663
2,890,000	Energy Future Holdings Corp., 10.000%, 1/15/2020	3,067,619
275,000	Enersis SA, 7.375%, 1/15/2014	306,210
4,000,000	Enersis SA, Cayman Islands, 7.400%, 12/01/2016	4,693,540
3,517,985	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A	3,749,574
695,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(b)(e)	271,050
185,437	Power Receivables Finance LLC, 6.290%, 1/01/2012, 144A	185,706
1,073,800	Quezon Power Philippines LC, 8.860%, 6/15/2017	1,165,073
2,865,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.500%, 10/01/2020, 144A	2,814,862
765,000	TXU Corp., Series P, 5.550%, 11/15/2014	604,350
1,515,000	TXU Corp., Series Q, 6.500%, 11/15/2024	757,500
1,675,000	TXU Corp., Series R, 6.550%, 11/15/2034	820,750
450,000	White Pine Hydro LLC, 6.310%, 7/10/2017(b)	477,644
670,000	White Pine Hydro LLC, 6.960%, 7/10/2037(b)	639,133

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$1,280,000	White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(b)	$1,226,189

		34,335,542

	Entertainment – 0.5%
2,065,000	Time Warner, Inc., 6.625%, 5/15/2029	2,250,549
730,000	Time Warner, Inc., 7.625%, 4/15/2031	875,838
1,155,000	Time Warner, Inc., 7.700%, 5/01/2032	1,394,490

		4,520,877

	Food & Beverage – 0.5%
1,540,000	Corn Products International, Inc., 6.625%, 4/15/2037	1,665,490
2,740,000	Viterra, Inc., 6.406%, 2/16/2021, 144A, (CAD)	3,003,815

		4,669,305

	Government Guaranteed – 0.2%
1,620,000	Instituto de Credito Oficial, MTN, 5.500%, 10/11/2012, (AUD)	1,704,416

	Government Owned - No Guarantee – 0.9%
2,400,000	DP World Ltd., 6.850%, 7/02/2037, 144A	2,292,000
18,000,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	2,068,358
29,200,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	3,477,236

		7,837,594

	Healthcare – 2.5%
425,000	Boston Scientific Corp., 5.125%, 1/12/2017	449,168
290,000	Boston Scientific Corp., 5.450%, 6/15/2014	315,145
435,000	Boston Scientific Corp., 6.400%, 6/15/2016	489,951
860,000	Boston Scientific Corp., 7.000%, 11/15/2035	921,040
455,000	HCA, Inc., 5.750%, 3/15/2014	461,256
2,345,000	HCA, Inc., 6.250%, 2/15/2013	2,427,075
410,000	HCA, Inc., 6.375%, 1/15/2015	418,200
610,000	HCA, Inc., 6.500%, 2/15/2016	620,675
115,000	HCA, Inc., 6.750%, 7/15/2013	119,888
3,545,000	HCA, Inc., 7.050%, 12/01/2027	3,075,287

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$820,000	HCA, Inc., 7.190%, 11/15/2015	$826,150
1,475,000	HCA, Inc., 7.500%, 12/15/2023	1,390,187
1,440,000	HCA, Inc., 7.500%, 11/06/2033	1,303,200
2,660,000	HCA, Inc., 7.690%, 6/15/2025	2,487,100
2,220,000	HCA, Inc., 8.360%, 4/15/2024	2,208,900
2,930,000	HCA, Inc., MTN, 7.580%, 9/15/2025	2,724,900
430,000	HCA, Inc., MTN, 7.750%, 7/15/2036	393,450
335,000	Kindred Healthcare, Inc., 8.250%, 6/01/2019, 144A	333,325
320,000	Owens & Minor, Inc., 6.350%, 4/15/2016(b)	335,932
1,075,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	897,625

		22,198,454

	Home Construction – 0.9%
115,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	70,150
155,000	K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014	134,075
115,000	K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014	99,187
1,700,000	Lennar Corp., Series B, 5.600%, 5/31/2015	1,670,250
1,152,000	Pulte Group, Inc., 5.200%, 2/15/2015	1,152,000
3,920,000	Pulte Group, Inc., 6.000%, 2/15/2035	3,057,600
1,960,000	Pulte Group, Inc., 6.375%, 5/15/2033	1,617,000

		7,800,262

	Independent Energy – 1.1%
3,230,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	3,635,646
1,915,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	2,195,230
1,235,000	Anadarko Petroleum Corp., 6.450%, 9/15/2036	1,288,656
900,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	950,625
1,465,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	1,534,646

		9,604,803

	Integrated Energy – 0.1%
806,955	PF Export Receivables Master Trust, Series A, 6.436%, 6/01/2015, 144A	859,407

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Life Insurance – 1.5%
$615,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	$643,521
175,000	American International Group, Inc., Series MP, GMTN, 5.450%, 5/18/2017	182,772
4,345,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	4,418,000
500,000	Hartford Life Insurance Co., 5.360%, 9/15/2011(c)	499,620
1,000,000	MetLife, Inc., 6.400%, 12/15/2066	975,000
3,385,000	MetLife, Inc., 10.750%, 8/01/2069	4,764,388
1,165,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	1,175,983
1,000,000	Protective Life Secured Trust, 4.890%, 9/10/2014(c)	1,021,670

		13,680,954

	Local Authorities – 5.1%
5,390,000	New South Wales Treasury Corp., 6.000%, 5/01/2012, (AUD)	5,835,447
845,000	New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012, (AUD)	914,782
4,280,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	4,636,683
672,508	Province of Alberta, 5.930%, 9/16/2016, (CAD)	778,748
11,700,000	Province of British Columbia, Zero Coupon, 8/23/2013, (CAD)	11,658,754
19,825,000	Province of Ontario, Canada, 4.200%, 3/08/2018, (CAD)	21,785,197

		45,609,611

	Lodging – 0.0%
150,000	Host Marriott LP, Series O, 6.375%, 3/15/2015	153,000

	Media Cable – 0.2%
26,000	CSC Holdings LLC, 6.750%, 4/15/2012	26,748
170,000	CSC Holdings LLC, 7.875%, 2/15/2018	185,725
1,500,000	Time Warner Cable, Inc., 6.550%, 5/01/2037	1,593,321

		1,805,794

	Media Non-Cable – 0.4%
1,220,000	Clear Channel Communications, Inc., 5.000%, 3/15/2012	1,223,050
2,630,000	News America, Inc., 6.150%, 3/01/2037	2,664,137

		3,887,187

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Metals & Mining – 0.7%
$1,500,000		Alcoa, Inc., 5.720%, 2/23/2019	$1,560,192
300,000		Alcoa, Inc., 5.870%, 2/23/2022	307,415
4,660,000		Algoma Acquisition Corp., 9.875%, 6/15/2015, 144A	4,333,800

			6,201,407

		Non-Captive Consumer – 3.5%
300,000		AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	202,500
3,905,000		Residential Capital LLC, 9.625%, 5/15/2015	3,875,713
31,725	(††)	SLM Corp., 6.000%, 12/15/2043	700,091
760,000		SLM Corp., MTN, 5.125%, 8/27/2012	779,821
1,665,000		SLM Corp., Series A, MTN, 5.000%, 10/01/2013	1,731,600
200,000		SLM Corp., Series A, MTN, 5.000%, 4/15/2015	201,000
145,000		SLM Corp., Series A, MTN, 5.000%, 6/15/2018	137,260
2,920,000		SLM Corp., Series A, MTN, 5.375%, 1/15/2013	3,000,925
235,000		SLM Corp., Series A, MTN, 5.375%, 5/15/2014	244,665
2,575,000		SLM Corp., Series A, MTN, 5.625%, 8/01/2033	2,162,387
7,986,000		SLM Corp., Series A, MTN, 8.450%, 6/15/2018	8,765,537
300,000		Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	267,750
800,000		Springleaf Finance Corp., Series H, MTN, 5.375%, 10/01/2012	796,000
700,000		Springleaf Finance Corp., Series I, MTN, 4.875%, 7/15/2012	696,500
595,000		Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	544,425
1,805,000		Springleaf Finance Corp., Series I, MTN, 5.850%, 6/01/2013	1,782,438
1,000,000		Springleaf Finance Corp., Series J, MTN, 5.900%, 9/15/2012	1,000,000
2,100,000		Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	1,882,125
2,800,000		Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	2,569,000

			31,339,737

		Non-Captive Diversified – 6.2%
1,305,000		Ally Financial, Inc., 6.000%, 12/15/2011	1,321,312
224,000		Ally Financial, Inc., 6.875%, 8/28/2012	231,280

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Diversified – continued
$682,000	Ally Financial, Inc., 7.500%, 12/31/2013	$728,887
2,275,000	Ally Financial, Inc., 7.500%, 9/15/2020	2,377,375
1,460,000	Ally Financial, Inc., 8.000%, 12/31/2018	1,562,200
181,000	Ally Financial, Inc., 8.000%, 11/01/2031	195,932
6,055,000	Ally Financial, Inc., 8.300%, 2/12/2015	6,766,462
728,228	CIT Group, Inc., 7.000%, 5/01/2014	737,331
1,305,836	CIT Group, Inc., 7.000%, 5/01/2015	1,307,468
346,610	CIT Group, Inc., 7.000%, 5/01/2016	345,310
3,046,961	CIT Group, Inc., 7.000%, 5/01/2017	3,039,344
830,000	General Electric Capital Australia Funding Pty Ltd., EMTN, 8.000%, 2/13/2012, (AUD)	902,415
35,000	General Electric Capital Corp., 5.625%, 5/01/2018	38,280
170,000	General Electric Capital Corp., MTN, 5.875%, 1/14/2038	171,967
1,345,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	1,165,878
5,360,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	4,797,867
1,145,000	General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015	1,245,106
9,210,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	7,987,681
5,820,000	International Lease Finance Corp., 6.250%, 5/15/2019	5,686,530
4,905,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	5,248,350
1,015,000	International Lease Finance Corp., 8.250%, 12/15/2020	1,096,200
3,045,000	International Lease Finance Corp., 8.625%, 9/15/2015	3,300,019
85,000	iStar Financial, Inc., 5.500%, 6/15/2012	84,363
225,000	iStar Financial, Inc., 5.850%, 3/15/2017	192,937
905,000	iStar Financial, Inc., 5.875%, 3/15/2016	780,562
30,000	iStar Financial, Inc., 6.050%, 4/15/2015	27,150
2,495,000	iStar Financial, Inc., 8.625%, 6/01/2013	2,544,900
195,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	178,913
1,245,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	1,164,075

		55,226,094

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Oil Field Services – 0.1%
$420,000	Allis-Chalmers Energy, Inc., 8.500%, 3/01/2017	$441,000
490,000	Allis-Chalmers Energy, Inc., 9.000%, 1/15/2014	500,413
235,000	Parker Drilling Co., 9.125%, 4/01/2018	247,925

		1,189,338

	Packaging – 0.2%
2,000,000	Owens-Illinois, Inc., 7.800%, 5/15/2018	2,160,000

	Paper – 1.7%
2,015,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	2,238,955
2,894,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	3,269,604
6,005,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	6,912,109
91,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	108,066
1,045,000	Westvaco Corp., 7.950%, 2/15/2031	1,130,050
1,080,000	Westvaco Corp., 8.200%, 1/15/2030	1,169,881

		14,828,665

	Pharmaceuticals – 0.0%
335,000	Elan Finance PLC/Elan Finance Corp., 8.875%, 12/01/2013	348,400

	Pipelines – 1.5%
1,740,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	1,825,018
925,000	El Paso Corp., 6.950%, 6/01/2028	1,000,095
250,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	291,764
1,550,000	Enterprise Products Operating LLP, 6.300%, 9/15/2017	1,777,824
300,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	370,055
1,300,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	1,371,467
250,000	NiSource Finance Corp., 5.250%, 9/15/2017	270,407
1,785,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	1,997,438
3,850,000	Plains All American Pipeline LP, 6.650%, 1/15/2037	4,065,939

		12,970,007

	Property & Casualty Insurance – 1.5%
80,000	Axis Capital Holdings Ltd., 5.750%, 12/01/2014	86,445

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Property & Casualty Insurance – continued
$3,565,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	$3,543,389
2,645,000	Hanover Insurance Group, Inc. (The), 7.500%, 3/01/2020	2,852,461
180,000	Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	178,584
1,545,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	919,275
1,425,000	Nationwide Mutual Insurance Co., 6.600%, 4/15/2034, 144A	1,334,434
2,140,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	2,218,985
1,430,000	XL Group PLC, 6.250%, 5/15/2027	1,447,257
1,135,000	XL Group PLC, 6.375%, 11/15/2024	1,171,831

		13,752,661

	Property Trust – 0.4%
2,960,000	WEA Finance LLC/WT Finance Australia Property Ltd., 6.750%, 9/02/2019, 144A	3,356,619

	Railroads – 0.0%
500,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)	355,000

	REITs - Apartments – 0.2%
1,495,000	Camden Property Trust, 5.700%, 5/15/2017	1,646,723
70,000	ERP Operating LP, 5.125%, 3/15/2016	76,313

		1,723,036

	REITs - Diversified – 0.0%
210,000	Duke Realty LP, 5.950%, 2/15/2017	230,346

	REITs - Office Property – 0.5%
3,485,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	3,802,857
475,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	551,120

		4,353,977

	REITs - Regional Malls – 0.1%
200,000	Simon Property Group LP, 5.875%, 3/01/2017	226,493
290,000	Simon Property Group LP, 6.100%, 5/01/2016	333,077

		559,570

	REITs - Single Tenant – 0.1%
185,000	Realty Income Corp., 5.750%, 1/15/2021	198,233

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		REITs - Single Tenant – continued
$815,000		Realty Income Corp., 6.750%, 8/15/2019	$931,771

			1,130,004

		REITs - Warehouse/Industrials – 0.0%
100,000		ProLogis LP, 5.625%, 11/15/2015	105,734
80,000		ProLogis LP, 5.750%, 4/01/2016	86,441

			192,175

		Retailers – 0.9%
1,025,000		Dillard’s, Inc., 7.750%, 7/15/2026	994,250
1,100,000		Foot Locker, Inc., 8.500%, 1/15/2022	1,124,750
1,079,000		J.C. Penney Corp., Inc., 6.375%, 10/15/2036	965,705
575,000		J.C. Penney Corp., Inc., 7.125%, 11/15/2023	598,000
3,240,000		Toys R Us, Inc., 7.375%, 10/15/2018	3,146,850
750,000		Toys R Us, Inc., 7.875%, 4/15/2013	791,250

			7,620,805

		Sovereigns – 3.8%
2,915,000,000		Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	397,497
33,387,000,000		Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024, (IDR)	4,448,104
7,590,000,000		Indonesia Treasury Bond, Series ZC3, Zero Coupon, 11/20/2012, (IDR)	820,276
578,000	(†††)	Mexican Fixed Rate Bonds, Series M-10, 7.250%, 12/15/2016, (MXN)	5,147,559
125,000	(†††)	Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015, (MXN)	1,144,796
305,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	2,760,791
501,000	(†††)	Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012, (MXN)	4,517,524
14,885,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	10,396,085
625,000		Republic of Brazil, 12.500%, 1/05/2022, (BRL)	500,593
176,105,000		Republic of Iceland, 4.250%, 8/24/2012, (ISK)	1,079,746
116,515,000		Republic of Iceland, 6.000%, 10/13/2016, (ISK)	708,208
212,600,000		Republic of Iceland, 7.250%, 5/17/2013, (ISK)	1,395,463
158,945,000		Republic of Iceland, 8.000%, 7/22/2011, (ISK)	959,214

			34,275,856

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Supermarkets – 1.0%
$25,000	American Stores Co., 8.000%, 6/01/2026	$22,750
6,515,000	New Albertson’s, Inc., 7.450%, 8/01/2029	5,391,162
1,470,000	New Albertson’s, Inc., 7.750%, 6/15/2026	1,293,600
565,000	New Albertson’s, Inc., 8.000%, 5/01/2031	481,663
5,000	New Albertson’s, Inc., 8.700%, 5/01/2030	4,525
1,745,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	1,321,837

		8,515,537

	Supranational – 3.5%
19,735,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	17,161,604
17,000,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	14,027,664

		31,189,268

	Technology – 1.5%
5,215,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	6,006,366
935,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	841,500
80,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	71,800
1,645,000	Avnet, Inc., 6.000%, 9/01/2015	1,808,123
130,000	Avnet, Inc., 6.625%, 9/15/2016	147,204
450,000	Corning, Inc., 6.850%, 3/01/2029	497,027
1,175,000	Corning, Inc., 7.250%, 8/15/2036	1,367,172
740,000	Freescale Semiconductor, Inc., 8.875%, 12/15/2014	771,450
166,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	184,630
150,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026(d)	113,250
984,300	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	1,176,966

		12,985,488

	Tobacco – 0.5%
3,320,000	Reynolds American, Inc., 6.750%, 6/15/2017	3,833,196
810,000	Reynolds American, Inc., 7.250%, 6/15/2037	872,911

		4,706,107

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Transportation Services – 0.4%
$2,500,000	APL Ltd., 8.000%, 1/15/2024(b)	$1,650,000
988,256	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	948,726
895,741	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016	770,338
309,578	Atlas Air Pass Through Trust, Series 2000-1, Class B, 10.128%, 7/02/2017	303,386

		3,672,450

	Treasuries – 12.7%
175,000	Canadian Government, 1.000%, 9/01/2011, (CAD)	181,472
8,525,000	Canadian Government, 1.250%, 12/01/2011, (CAD)	8,847,721
19,910,000	Canadian Government, 2.000%, 9/01/2012, (CAD)	20,800,577
2,860,000	Canadian Government, 3.500%, 6/01/2013, (CAD)	3,072,472
18,145,000	Canadian Government, 3.750%, 9/01/2011, (CAD)	18,897,177
7,385,000	Canadian Government, 3.750%, 6/01/2019, (CAD)	8,126,448
9,615,000	Canadian Government, 4.250%, 6/01/2018, (CAD)	10,939,137
269,774	Hellenic Republic Government Bond, 2.300%, 7/25/2030, (EUR)	150,759
100,000	Hellenic Republic Government Bond, 4.500%, 9/20/2037, (EUR)	61,414
100,000	Hellenic Republic Government Bond, 4.600%, 7/20/2018, (EUR)	71,003
4,460,000	Hellenic Republic Government Bond, 4.700%, 3/20/2024, (EUR)	2,945,376
7,050,000	Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	6,587,037
3,100,000	Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	2,820,904
375,000	Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	343,354
6,125,000	Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	5,415,901
5,520,000	New Zealand Government Bond, 6.500%, 4/15/2013, (NZD)	4,832,671
56,415,000	Norwegian Government, 4.250%, 5/19/2017, (NOK)	11,156,736
9,425,000	Norwegian Government, 5.000%, 5/15/2015, (NOK)	1,895,331
19,715,000	Norwegian Government, 6.500%, 5/15/2013, (NOK)	3,915,477
1,625,000	Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	1,351,190
375,000	Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	329,298

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
475,000	Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	$413,430

		113,154,885

	Utility Other – 0.0%
200,000	Listrindo Capital BV, 9.250%, 1/29/2015, 144A	219,000

	Wireless – 1.3%
1,745,000	Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	1,742,819
4,635,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	4,635,000
165,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	166,031
2,607,000	Sprint Capital Corp., 6.875%, 11/15/2028	2,470,132
1,020,000	Sprint Capital Corp., 6.900%, 5/01/2019	1,050,600
300,000	Sprint Capital Corp., 8.750%, 3/15/2032	324,750
898,000	Sprint Nextel Corp., 6.000%, 12/01/2016	896,878

		11,286,210

	Wirelines – 3.2%
355,000	AT&T Corp., 6.500%, 3/15/2029	377,390
355,000	Axtel SAB de CV, 9.000%, 9/22/2019, 144A	346,658
195,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	212,877
690,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	790,576
600,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	616,150
3,880,000	CenturyLink, Inc., 6.450%, 6/15/2021	3,835,648
235,000	Embarq Corp., 7.082%, 6/01/2016	261,231
200,000	Embarq Corp., 7.995%, 6/01/2036	204,922
350,000	GTE Corp., 6.940%, 4/15/2028	401,834
985,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	1,004,700
323,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	332,286
140,000	Level 3 Financing, Inc., 9.375%, 4/01/2019, 144A	144,200
700,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	710,573
1,450,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	1,682,174

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$3,305,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	$3,354,575
7,205,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	6,880,775
350,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	374,529
775,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	792,437
790,000	Qwest Corp., 6.875%, 9/15/2033	761,362
1,780,000	Qwest Corp., 7.200%, 11/10/2026	1,744,400
1,220,000	Qwest Corp., 7.250%, 9/15/2025	1,262,700
1,330,000	Telecom Italia Capital SA, 6.000%, 9/30/2034	1,128,727
1,320,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	1,177,101

		28,397,825

	Total Non-Convertible Bonds (Identified Cost $590,239,987)	669,910,000

Convertible Bonds – 8.5%
	Airlines – 0.5%
4,785,000	AMR Corp., 6.250%, 10/15/2014	4,641,450

	Automotive – 0.6%
2,925,000	Ford Motor Co., 4.250%, 11/15/2016	5,012,719

	Diversified Manufacturing – 0.7%
5,310,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	5,230,350
510,000	Trinity Industries, Inc., 3.875%, 6/01/2036	532,312

		5,762,662

	Electric – 0.1%
500,000	CMS Energy Corp., 5.500%, 6/15/2029	721,875

	Healthcare – 0.2%
1,270,000	Omnicare, Inc., 3.750%, 12/15/2025	1,693,863

	Independent Energy – 0.2%
1,565,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	1,418,281
675,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	710,438

		2,128,719

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Life Insurance – 1.5%
$13,630,000	Old Republic International Corp., 3.750%, 3/15/2018	$13,493,700

	Media Non-Cable – 0.0%
447,246	Liberty Media LLC, 3.500%, 1/15/2031	241,513

	Metals & Mining – 0.3%
235,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	280,237
1,540,000	United States Steel Corp., 4.000%, 5/15/2014	2,446,675

		2,726,912

	Non-Captive Diversified – 0.0%
380,000	iStar Financial, Inc., 0.805%, 10/01/2012(c)	342,000

	Pharmaceuticals – 0.2%
175,000	Human Genome Sciences, Inc., 2.250%, 10/15/2011	275,625
205,000	Human Genome Sciences, Inc., 2.250%, 8/15/2012	298,275
1,065,000	Nektar Therapeutics, 3.250%, 9/28/2012	1,062,338

		1,636,238

	Technology – 3.2%
4,815,000	Ciena Corp., 0.875%, 6/15/2017	4,074,694
2,810,000	Ciena Corp., 3.750%, 10/15/2018, 144A	3,301,750
8,417,000	Intel Corp., 2.950%, 12/15/2035	8,701,074
7,000,000	Intel Corp., 3.250%, 8/01/2039	8,540,000
3,585,000	Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	3,773,212
520,000	Micron Technology, Inc., 1.875%, 6/01/2014	507,000

		28,897,730

	Textile – 0.0%
41,000	Dixie Yarns, Inc., 7.000%, 5/15/2012	40,641

	Wirelines – 1.0%
820,000	Level 3 Communications, Inc., 3.500%, 6/15/2012	817,950
3,040,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(b)	4,833,600

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Wirelines – continued
$1,990,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(b)	$3,164,100

		8,815,650

	Total Convertible Bonds (Identified Cost $66,432,534)	76,155,672

Municipals – 0.8%
	Michigan – 0.2%
2,365,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034(b)	1,718,030

	Virginia – 0.6%
7,725,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(b)	5,159,991

	Total Municipals (Identified Cost $10,070,778)	6,878,021

	Total Bonds and Notes (Identified Cost $666,743,299)	752,943,693

Senior Loans – 0.1%
	Media Non-Cable – 0.1%
566,760	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(c)	338,509

	Wireless – 0.0%
241,769	Hawaiian Telcom Communications, Inc., Exit Term Loan, 9.000%, 11/01/2015(c)(f)	248,166

	Total Senior Loans (Identified Cost $979,584)	586,675

Shares
Preferred Stocks – 3.7%
Convertible Preferred Stocks – 3.0%
	Automotive – 1.2%
170,450	General Motors Co., Series B, 4.750%	8,307,733
40,805	Goodyear Tire & Rubber Co. (The), 5.875%	2,269,574

		10,577,307

	Banking – 0.6%
2,844	Bank of America Corp., Series L, 7.250%	2,847,413
55,743	Sovereign Capital Trust IV, 4.375%	2,759,279

		5,606,692

	Construction Machinery – 0.2%
30,199	United Rentals Trust I, 6.500%	1,366,505

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	Consumer Products – 0.1%
25,075	Newell Financial Trust I, 5.250%	$1,178,525

	Electric – 0.1%
10,000	AES Trust III, 6.750%	492,600

	Independent Energy – 0.0%
775	Chesapeake Energy Corp., 4.500%	71,106

	Pipelines – 0.4%
72,200	El Paso Energy Capital Trust I, 4.750%	3,214,344

	REITs - Healthcare – 0.0%
7,400	Health Care REIT, Inc., Series I, 6.500%	381,174

	Technology – 0.4%
3,875	Lucent Technologies Capital Trust I, 7.750%	3,812,031

	Total Convertible Preferred Stocks (Identified Cost $22,706,954)	26,700,284

Non-Convertible Preferred Stocks – 0.7%
	Banking – 0.1%
5,000	Bank of America Corp., 6.375%	114,050
20,975	Countrywide Capital IV, 6.750%	519,131

		633,181

	Electric – 0.1%
90	Entergy New Orleans, Inc., 4.360%	7,003
2,876	Entergy New Orleans, Inc., 4.750%	229,451
150	MDU Resources Group, Inc., 5.100%	15,080
4,670	Union Electric Co., 4.500%	368,930
100	Xcel Energy, Inc., Series D, 4.110%	8,200

		628,664

	Government Sponsored – 0.3%
3,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(g)	3,225,937

	Non-Captive Consumer – 0.1%
25,100	SLM Corp., Series A, 6.970%	1,192,501

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – continued
	Non-Captive Diversified – 0.1%
1,121	Ally Financial, Inc., Series G, 7.000%, 144A	$1,053,530

	Total Non-Convertible Preferred Stocks (Identified Cost $5,234,580)	6,733,813

	Total Preferred Stocks (Identified Cost $27,941,534)	33,434,097

Common Stocks – 3.8%
	Biotechnology – 0.7%
127,420	Vertex Pharmaceuticals, Inc.(e)	6,624,566

	Containers & Packaging – 0.1%
35,353	Owens-Illinois, Inc.(e)	912,461
136	Rock-Tenn Co., Class A	9,022

		921,483

	Diversified Telecommunication Services – 0.0%
8,050	Hawaiian Telcom Holdco, Inc.(e)	205,275

	Electronic Equipment, Instruments & Components – 0.4%
205,167	Corning, Inc.	3,723,781

	Media – 0.0%
3,027	SuperMedia, Inc.(e)	11,351

	Oil, Gas & Consumable Fuels – 0.2%
54,259	Chesapeake Energy Corp.	1,610,950

	Pharmaceuticals – 1.2%
160,000	Bristol-Myers Squibb Co.	4,633,600
107,459	Valeant Pharmaceuticals International, Inc.	5,583,569

		10,217,169

	Semiconductors & Semiconductor Equipment – 1.2%
476,725	Intel Corp.	10,564,226

	Total Common Stocks (Identified Cost $22,794,298)	33,878,801

Principal Amount
Short-Term Investments – 6.8%
$25,363	Repurchase Agreement with Street Bank and Trust Company, dated 6/30/2011 at 0.000% to be repurchased at $25,363 on 7/01/2011 collateralized by $30,000 U.S. Treasury Note, 1.375% due 5/15/2013 valued at $30,574 including accrued interest(h)	25,363
61,222,095	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2011 at 0.000% to be repurchased at $61,222,095 on 7/01/2011 collateralized by $53,545,000 Federal National Mortgage Association, 5.000% due 2/13/2017 valued at $62,446,856 including accrued interest(h)	61,222,095

	Total Short-Term Investments (Identified Cost $61,247,458)	61,247,458

Total Investments – 98.6% (Identified Cost $779,706,173)(a)	882,090,724
Other assets less liabilities – 1.4%	12,128,604

Net Assets – 100.0%	$894,219,328

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and equity securities for which market quotations are not readily available are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker.

Futures contracts are valued at their most recent settlement price.

Investments in other open-end investment companies are valued at their net asset value each day.

Senior loans shall be priced at bid prices supplied by a pricing service, if available, or quotations obtained from broker-dealers.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2011, the net unrealized appreciation on investments based on a cost of $781,607,718 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$115,472,618
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(14,989,612)

Net unrealized appreciation	$100,483,006

At September 30, 2010, the Fund had a capital loss carryforward of $9,332,109 of which $129,506 expires on September 30, 2017 and $9,202,603 expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of June 30, 2011 limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of June 30, 2011, if any, may expire unused.

(b)	Illiquid security. At June 30, 2011, the value of these securities amounted to $21,044,206 or 2.4% of net assets.
(c)	Variable rate security. Rate as of June 30, 2011 is disclosed.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Non-income producing security.
(f)	All or a portion of interest payment is paid-in-kind.

(g)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(h)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of Rule 144A holdings amounted to $81,511,140 or 9.1% of net assets.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Non-Captive Consumer	$700,091	$30,639,646	$—	$31,339,737
All Other Non-Convertible Bonds*		638,570,263	—	638,570,263

Total Non-Convertible Bonds	700,091	669,209,909	—	669,910,000

Convertible Bonds*	—	76,155,672	—	76,155,672
Municipals*	—	6,878,021	—	6,878,021

Total Bonds and Notes	700,091	752,243,602	—	752,943,693

Senior Loans*	—	586,675	—	586,675

Preferred Stocks
Convertible Preferred Stocks
Automotive	10,577,307	—	—	10,577,307
Banking	2,847,413	2,759,279	—	5,606,692
Construction Machinery	—	1,366,505	—	1,366,505
Consumer Products	—	1,178,525	—	1,178,525
Electric	492,600	—	—	492,600
Independent Energy	71,106	—	—	71,106
Pipelines	3,214,344	—	—	3,214,344
REITs - Healthcare	381,174	—	—	381,174
Technology	3,812,031	—	—	3,812,031

Total Convertible Preferred Stocks	21,395,975	5,304,309	—	26,700,284

Non-Convertible Preferred Stocks
Banking	633,181	—	—	633,181
Electric	377,130	251,534	—	628,664
Government Sponsored	—	3,225,937	—	3,225,937
Non-Captive Consumer	1,192,501	—	—	1,192,501
Non-Captive Diversified	—	1,053,530	—	1,053,530

Total Non-Convertible Preferred Stocks	2,202,812	4,531,001	—	6,733,813

Total Preferred Stocks	23,598,787	9,835,310	—	33,434,097

Common Stocks*	33,878,801	—	—	33,878,801
Short-Term Investments	—	61,247,458	—	61,247,458

Total	$58,177,679	$823,913,045	$—	$882,090,724

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at June 30, 2011 (Unaudited)

Treasuries	12.7%
Non-Captive Diversified	6.3
Banking	6.0
Technology	5.1
Local Authorities	5.1
Automotive	4.6
Wirelines	4.2
Electric	4.1
Sovereigns	3.8
Non-Captive Consumer	3.6
Supranational	3.5
Life Insurance	3.0
Healthcare	2.7
Other Investments, less than 2% each	27.1
Short-Term Investments	6.8

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

Currency Exposure at June 30, 2011 (Unaudited)

United States Dollar	68.7%
Canadian Dollar	12.2
New Zealand Dollar	4.0
Euro	2.8
Australian Dollar	2.1
Other, less than 2% each	8.8

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2011 (Unaudited)

Loomis Sayles Global Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 95.3% of Net Assets
Non-Convertible Bonds – 94.5%
	Argentina – 1.1%
$13,126,676	Argentina Government International Bond, 8.280%, 12/31/2033	$11,584,292
6,675,000	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	7,075,500
7,522,000	Transportadora de Gas del Sur SA, 7.875%, 5/14/2017, 144A	7,296,340

		25,956,132

	Australia – 1.9%
5,180,000	Asciano Finance Ltd., 4.625%, 9/23/2020, 144A	4,942,580
16,503,218	Australia Government Bond, 3.000%, 9/20/2025, (AUD)	19,221,685
6,841,917	New South Wales Treasury Corp., 2.750%, 11/20/2025, (AUD)	7,238,470
2,700,000	New South Wales Treasury Corp., 6.000%, 5/01/2012, (AUD)	2,923,137
6,000,000	SMART Trust, Series 2011-1USA, Class A3B, 1.039%, 10/14/2014, 144A(b)	6,010,368
5,625,000	Telstra Corp. Ltd., 4.800%, 10/12/2021, 144A	5,643,619

		45,979,859

	Bermuda – 0.3%
6,905,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	7,159,857

	Brazil – 1.3%
7,000,000	Banco Nacional de Desenvolvimento Economico e Social, 6.500%, 6/10/2019, 144A	7,892,500
10,800,539	Banco Votorantim SA, 6.250%, 5/16/2016, 144A, (BRL)	7,036,407
4,500,000	Itau Unibanco Holding SA, 6.200%, 12/21/2021, 144A	4,578,750
4,000,000	Telemar Norte Leste SA, 5.125%, 12/15/2017, 144A, (EUR)	5,704,889
7,444,000	Telemar Norte Leste SA, 5.500%, 10/23/2020, 144A	7,350,950

		32,563,496

	Canada – 7.2%
4,440,000	Bell Aliant Regional Communications, 5.410%, 9/26/2016, (CAD)	4,890,744
160,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	174,669
3,180,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	3,643,523
3,090,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	3,173,173

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Canada – continued
54,335,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	$58,151,886
10,595,000	Corus Entertainment, Inc., 7.250%, 2/10/2017, 144A, (CAD)	11,644,668
5,212,000	Ford Auto Securitization Trust, Series 2010-R3A, Class D, 4.526%, 3/15/2017, 144A, (CAD)	5,404,116
14,540,000	Province of British Columbia Canada, 2.850%, 6/15/2015	15,250,337
6,700,000	Province of Ontario, EMTN, 4.000%, 12/03/2019, (EUR)	9,974,157
766,000,000	Province of Quebec Canada, 1.600%, 5/09/2013, (JPY)	9,623,502
11,000,000	Province of Quebec Canada, EMTN, 3.375%, 6/20/2016, (EUR)	16,200,221
13,150,000	Province of Quebec Canada, Series 169, EMTN, 3.625%, 2/10/2015, (EUR)	19,675,076
1,550,000	Shaw Communications, Inc., 6.500%, 6/02/2014, (CAD)	1,750,667
9,500,000	Shaw Communications, Inc., 6.750%, 11/09/2039, (CAD)	9,408,689
6,500,000	Videotron Ltee, 6.875%, 7/15/2021, 144A, (CAD)	6,699,964

		175,665,392

	Cayman Islands – 2.1%
3,800,000	ENN Energy Holdings Ltd., 6.000%, 5/13/2021, 144A	3,733,751
14,500,000	Hyundai Capital Auto Funding Ltd., Series 2010-8A, Class A, 1.186%, 9/20/2016, 144A(b)	14,405,141
5,500,000	IPIC GMTN Ltd., MTN, 5.000%, 11/15/2020, 144A	5,445,000
3,600,000	Marfrig Overseas Ltd., 9.500%, 5/04/2020, 144A	3,654,000
1,170,000	Marfrig Overseas Ltd., 9.625%, 11/16/2016, 144A	1,221,246
7,300,000	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 6/30/2021, 144A	7,701,500
6,716,000	Vale Overseas Ltd., 6.875%, 11/21/2036	7,292,139
6,700,000	Voto-Votorantim Ltd., 6.750%, 4/05/2021, 144A	7,102,000

		50,554,777

	Colombia – 0.7%
9,200,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	5,592,810
17,600,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)	10,384,895

		15,977,705

	Denmark – 1.1%
100,000,000	Denmark Government Bond, 4.000%, 11/15/2015, (DKK)	20,725,668

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Denmark – continued
3,970,000	Kingdom of Denmark, EMTN, 1.750%, 10/05/2015, (EUR)	$5,611,762

		26,337,430

	Finland – 2.1%
24,215,000	Finland Government Bond, 3.125%, 9/15/2014, (EUR)	36,232,043
10,070,000	Finland Government Bond, 3.875%, 9/15/2017, (EUR)	15,431,873

		51,663,916

	France – 0.8%
7,362,000	AXA SA, 7.125%, 12/15/2020, (GBP)	12,727,108
5,000,000	Lafarge SA, EMTN, 5.375%, 11/29/2018, (EUR)	7,267,432
465,000	Lafarge SA, EMTN, 4.750%, 3/23/2020, (EUR)	622,748

		20,617,288

	Germany – 6.4%
21,855,000	Bundesrepublik Deutschland, 3.250%, 1/04/2020, (EUR)	32,599,441
42,665,000	Bundesrepublik Deutschland, 3.750%, 7/04/2013, (EUR)(c)	64,472,914
8,650,000	Bundesrepublik Deutschland, Series 6, 3.750%, 1/04/2017, (EUR)	13,398,027
1,140,000,000	Kreditanstalt fuer Wiederaufbau, 2.600%, 6/20/2037, (JPY)	15,681,461
20,500,000	Republic of Germany, 1.250%, 9/16/2011, (EUR)	29,525,917

		155,677,760

	India – 0.4%
5,000,000	Canara Bank Ltd., (fixed rate to 11/28/2016, variable rate thereafter), 6.365%, 11/28/2021	4,973,395
5,700,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	5,557,500

		10,530,895

	Indonesia – 0.3%
42,900,000,000	Indonesia Government International Bond, 11.500%, 9/15/2019, (IDR)	6,223,494

	Italy – 2.2%
4,850,000	Finmeccanica SpA, EMTN, 4.875%, 3/24/2025, (EUR)	6,757,432
33,530,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 9/01/2020, (EUR)	46,314,387

		53,071,819

	Japan – 13.4%
400,000,000	Development Bank of Japan, 1.750%, 3/17/2017, (JPY)	5,269,153

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Japan – continued
$5,630,000	eAccess Ltd., 8.250%, 4/01/2018, 144A	$5,615,925
3,100,000,000	Japan Finance Organization for Municipal Enterprises, 1.350%, 11/26/2013, (JPY)	39,464,977
1,200,000,000	Japan Finance Organization for Municipal Enterprises, 1.550%, 2/21/2012, (JPY)	15,031,847
7,100,000,000	Japan Government Five Year Bond, 0.700%, 6/20/2014, (JPY)	89,390,592
1,270,000,000	Japan Government Ten Year Bond, 1.200%, 12/20/2020, (JPY)	15,987,487
9,816,000,000	Japan Government Ten Year Bond, 1.300%, 3/20/2019, (JPY)	126,622,681
454,000,000	Japan Government Ten Year Bond, 1.700%, 9/20/2017, (JPY)	6,019,999
1,300,000,000	Japan Government Twenty Year Bond, 2.100%, 12/20/2030, (JPY)	16,710,018
572,000,000	Japan Government Two Year Bond, 0.200%, 2/15/2013, (JPY)	7,108,673

		327,221,352

	Jersey – 0.3%
4,550,000	WPP PLC, 6.000%, 4/04/2017, (GBP)	7,954,423

	Korea – 0.6%
485,000,000	Export-Import Bank of Korea, 4.000%, 11/26/2015, 144A, (PHP)	10,744,202
3,400,000	Hyundai Steel Co., 4.625%, 4/21/2016, 144A	3,491,953

		14,236,155

	Lithuania – 0.2%
5,000,000	Lithuania Government International Bond, 6.125%, 3/09/2021, 144A	5,312,500

	Luxembourg – 0.6%
4,200,000	Enel Finance International NV, 5.125%, 10/07/2019, 144A	4,246,704
5,800,000	Gazprom Via Gaz Capital SA, 5.092%, 11/29/2015, 144A	6,048,240
4,127,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	3,680,223
1,007,000	Telecom Italia Capital SA, 7.200%, 7/18/2036	949,418

		14,924,585

	Mexico – 3.5%
3,160,000	Axtel SAB de CV, 7.625%, 2/01/2017, 144A	3,002,000
4,715,000	Axtel SAB de CV, 9.000%, 9/22/2019, 144A	4,604,198
5,300,000	BBVA Bancomer SA, 7.250%, 4/22/2020, 144A	5,565,000
3,450,000	Corporacion GEO SAB de CV, 9.250%, 6/30/2020, 144A	3,691,500

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Mexico – continued
$8,400,000		Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	$8,589,000
1,500,000	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	12,313,042
2,027,500	(††)	Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015, (MXN)	18,568,599
1,735,500	(††)	Mexican Fixed Rate Bonds, Series M-10, 8.500%, 12/13/2018, (MXN)	16,402,176
1,373,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	12,428,086

			85,163,601

		Netherlands – 1.9%
10,000,000		Allianz Finance II BV, EMTN, 4.750%, 7/22/2019, (EUR)	15,160,097
2,450,000		EDP Finance BV, EMTN, 4.750%, 9/26/2016, (EUR)	3,142,592
1,600,000		EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	2,448,495
750,000		EDP Finance BV, Series 12, EMTN, 4.625%, 6/13/2016, (EUR)	968,747
12,995,000		Kingdom of Netherlands, 5.500%, 1/15/2028, (EUR)(c)	22,869,733
1,000,000		OI European Group BV, 6.875%, 3/31/2017, 144A, (EUR)	1,450,150

			46,039,814

		New Zealand – 1.0%
26,500,000		New Zealand Government Bond, 6.500%, 4/15/2013, (NZD)	23,200,325

		Norway – 3.0%
139,050,000		Norwegian Government, 4.250%, 5/19/2017, (NOK)	27,498,789
223,125,000		Norwegian Government, 4.500%, 5/22/2019, (NOK)(c)	44,955,315

			72,454,104

		Philippines – 0.4%
395,000,000		Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	8,887,158

		Poland – 1.3%
5,900,000		Poland Government International Bond, 3.000%, 9/23/2014, (CHF)	7,197,193
65,000,000		Poland Government International Bond, 5.000%, 10/24/2013, (PLN)	23,763,107

			30,960,300

		Singapore – 1.8%
27,845,000		Singapore Government Bond, 1.625%, 4/01/2013, (SGD)	23,131,934

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Singapore – continued
24,355,000	Singapore Government Bond, 2.250%, 7/01/2013, (SGD)	$20,526,469

		43,658,403

	South Africa – 0.9%
8,495,000	Edcon Proprietary Ltd., 4.721%, 6/15/2014, 144A, (EUR)(b)	10,779,144
12,000,000	Transnet Ltd., 4.500%, 2/10/2016, 144A	12,385,056

		23,164,200

	Spain – 2.0%
32,990,000	Spain Government Bond, 5.500%, 4/30/2021, (EUR)	48,080,596

	Supranationals – 3.7%
1,700,000,000	Asian Development Bank, EMTN, 2.350%, 6/21/2027, (JPY)	23,167,365
17,470,000	European Investment Bank, 2.375%, 7/10/2020, (CHF)	21,584,483
90,681,660,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A, (IDR)	9,544,547
285,470,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 8/20/2015, (IDR)	23,948,122
503,700,000	Inter-American Development Bank, EMTN, 4.750%, 1/10/2014, (INR)	11,160,782

		89,405,299

	Sweden – 0.9%
135,000,000	Sweden Government Bond, 4.500%, 8/12/2015, (SEK)	22,974,246

	Switzerland – 0.6%
14,000,000	Credit Suisse of New York, MTN, 4.375%, 8/05/2020	13,688,598

	Turkey – 0.3%
8,500,000	Akbank TAS, 5.125%, 7/22/2015, 144A	8,457,500

	United Arab Emirates – 1.9%
6,800,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	7,658,500
4,948,160	Dolphin Energy Ltd., 5.888%, 6/15/2019, 144A	5,331,642
29,110,000	DP World Ltd., 6.850%, 7/02/2037, 144A	27,800,050
5,900,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	6,121,250

		46,911,442

	United Kingdom – 5.8%
9,500,000	Barclays Bank PLC, 6.050%, 12/04/2017, 144A	10,058,514

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United Kingdom – continued
$5,500,000	Barclays Bank PLC, EMTN, 6.050%, 12/04/2017	$5,823,350
950,000	British Sky Broadcasting Group PLC, EMTN, 6.000%, 5/21/2027, (GBP)	1,555,091
7,100,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	11,045,776
4,300,000	HSBC Bank PLC, 4.125%, 8/12/2020, 144A	4,162,413
4,800,000	Lloyds TSB Bank PLC, MTN, 6.500%, 9/14/2020, 144A	4,527,763
6,500,000	United Kingdom Treasury, 4.000%, 9/07/2016, (GBP)	11,343,015
13,240,000	United Kingdom Treasury, 4.000%, 3/07/2022, (GBP)	21,963,536
15,075,000	United Kingdom Treasury, 4.750%, 3/07/2020, (GBP)	26,941,453
14,800,000	United Kingdom Treasury, 5.000%, 3/07/2025, (GBP)	26,495,352
4,000,000	United Kingdom Treasury, 5.250%, 6/07/2012, (GBP)	6,693,159
10,800,000	Vedanta Resources PLC, 6.750%, 6/07/2016, 144A	10,758,960

		141,368,382

	United States – 21.5%
4,044,530	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	4,291,773
5,655,000	Avnet, Inc., 5.875%, 6/15/2020	5,971,341
19,360,000	Bank of America Corp., 5.625%, 7/01/2020	19,989,432
300,000	Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.540%, 9/11/2041	326,932
200,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	211,242
100,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.715%, 6/11/2040(b)	108,445
6,390,000	Cameron International Corp., 5.950%, 6/01/2041	6,419,873
6,350,000	Capital One Multi-Asset Execution Trust, Series 2004-B7, Class B7, 1.822%, 8/17/2017, (EUR)(b)	8,814,301
2,254,684	Centre Point Funding LLC, Series 2010-1A, Class 1, 5.430%, 7/20/2016, 144A	2,395,028
10,900,000	Citigroup, Inc., 5.500%, 2/15/2017	11,463,650
675,593	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	676,404
199,443	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	200,341
3,788,068	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	3,896,785
900,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.799%, 9/15/2039(b)	952,516
3,000,000	Crown Castle Towers LLC, 3.214%, 8/15/2035, 144A	3,046,161

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$6,300,000	Crown Castle Towers LLC, 4.523%, 1/15/2035, 144A	$6,584,546
3,401,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	3,710,896
4,000,000	CSX Corp., 6.150%, 5/01/2037	4,283,232
6,259,555	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	6,509,937
1,615,479	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	1,641,649
5,890,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class A, 3.910%, 3/15/2016, 144A	5,947,104
12,790,000	Extended Stay America Trust, Series 2010-ESHA, Class D, 5.498%, 11/05/2027, 144A	12,768,519
2,650,000	Ford Motor Credit Co. LLC, 5.750%, 2/01/2021	2,646,738
1,860,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	2,009,096
480,000	Frontier Communications Corp., 6.625%, 3/15/2015	500,400
5,200,000	FUEL Trust, Series 2011-1, 4.207%, 10/15/2022, 144A	5,219,828
888,000,000	General Electric Capital Corp., EMTN, 1.000%, 3/21/2012, (JPY)	11,068,779
4,540,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	5,044,594
1,805,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	2,280,439
9,000,000	Goldman Sachs Group, Inc. (The), 3.625%, 2/07/2016	9,097,722
1,250,000	Goldman Sachs Group, Inc. (The), 6.875%, 1/18/2038, (GBP)	1,893,078
7,496,957	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 4/10/2037	7,564,859
2,840,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	3,047,462
700,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	750,887
2,000,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.800%, 8/10/2045(b)	2,147,201
10,800,000	Hana Bank, 4.000%, 11/03/2016, 144A	10,893,960
1,205,000	HCA, Inc., 6.375%, 1/15/2015	1,229,100
2,440,000	HCA, Inc., 6.500%, 2/15/2016	2,482,700
635,000	HCA, Inc., 7.690%, 6/15/2025	593,725
624,000	HCA, Inc., MTN, 7.580%, 9/15/2025	580,320
5,000,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class B1, 4.940%, 3/25/2016, 144A	5,239,455
5,700,000	HSBC USA, Inc., 5.000%, 9/27/2020	5,638,212

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$4,435,000	Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	$4,750,027
1,875,000	IPALCO Enterprises, Inc., 7.250%, 4/01/2016, 144A	2,078,484
7,105,000	JPMorgan Chase & Co., 4.400%, 7/22/2020	6,960,541
26,740,000,000	JPMorgan Chase Bank NA, EMTN, Zero Coupon, 10/17/2011, 144A, (IDR)	3,072,660
1,900,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.817%, 6/15/2049(b)	2,049,147
300,000	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.870%, 6/15/2038(b)	331,440
4,510,524	Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 7/20/2031, 144A	4,655,055
5,200,000	MBNA Credit Card Master Note Trust, Series 2005-B3, Class B3, 1.632%, 3/19/2018, (EUR)(b)	7,018,293
5,521,397	Merrill Auto Trust Securitization, Series 2008-1, Class A4A, 6.150%, 4/15/2015	5,624,792
1,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	1,062,123
2,070,000	Morgan Stanley, 5.375%, 11/14/2013, (GBP)	3,505,404
9,200,000	Morgan Stanley, 5.500%, 7/24/2020	9,312,157
200,000	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.279%, 1/11/2043(b)	227,796
892,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	992,108
3,730,000	News America, Inc., 6.150%, 3/01/2037	3,778,415
5,080,000	NII Capital Corp., 7.625%, 4/01/2021	5,308,600
5,995,000	Nissan Master Owner Trust Receivables, Series 2010-AA, Class A, 1.337%, 1/15/2015, 144A(b)	6,059,578
7,740,000	Owens & Minor, Inc., 6.350%, 4/15/2016(d)	8,125,351
6,890,000	ProLogis LP, 6.625%, 5/15/2018	7,617,763
5,770,000	Prudential Financial, Inc., 5.375%, 6/21/2020	6,078,707
3,410,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	3,486,725
2,635,000	Qwest Corp., 6.875%, 9/15/2033	2,539,481
5,165,000	Qwest Corp., 7.250%, 10/15/2035	5,113,350
5,285,000	Qwest Corp., 7.500%, 6/15/2023	5,291,606
8,985,000	Rowan Cos., Inc., 7.875%, 8/01/2019	10,677,307
8,300,000	Santander Drive Auto Receivables Trust, Series 2011-S2A, Class D, 3.350%, 6/15/2017, 144A	8,292,530
3,053,851	Sierra Receivables Funding Co., Series 2009-3A, Class A1, 7.620%, 7/20/2026, 144A	3,100,105

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
9,150,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	$13,299,918
12,310,715	Trinity Rail Leasing LP, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A	12,311,200
79,520,000	U.S. Treasury Note, 0.625%, 2/28/2013	79,827,504
10,710,000	U.S. Treasury Note, 1.000%, 7/31/2011(e)	10,718,365
23,920,000	U.S. Treasury Note, 1.375%, 11/30/2015	23,802,266
11,600,000	U.S. Treasury Note, 2.375%, 2/28/2015	12,118,404
8,820,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	8,379,000
2,000,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	1,940,000
300,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	323,992
5,250,000	Wachovia Bank NA, 6.000%, 11/15/2017	5,856,611
2,427,000	Wells Fargo & Co., 4.625%, 11/02/2035, (GBP)	3,308,039
1,950,000	Wells Fargo & Co., Series F, EMTN, 4.875%, 11/29/2035, (GBP)	2,500,228
9,465,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 4/15/2019	10,011,319
8,655,000	Wyndham Worldwide Corp., 5.750%, 2/01/2018	8,937,075
4,800,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 10/02/2013, variable rate thereafter), 5.750%, 10/02/2023, (EUR)	7,053,191
3,200,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 6/15/2015, variable rate thereafter), 4.500%, 6/15/2025, (EUR)	4,552,714

		522,188,033

	Uruguay – 1.0%
197,528,980	Uruguay Government International Bond, 3.700%, 6/26/2037, (UYU)	10,736,222
226,115,477	Uruguay Government International Bond, 5.000%, 9/14/2018, (UYU)	13,798,003

		24,534,225

	Total Non-Convertible Bonds (Identified Cost $2,151,515,807)	2,298,765,061

Convertible Bonds – 0.3%
	United States – 0.3%
5,375,000	Ciena Corp., 0.875%, 6/15/2017	4,548,594
3,820,000	Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(f)	3,705,400

	Total Convertible Bonds (Identified Cost $6,867,983)	8,253,994

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – 0.5%
	United States – 0.5%
$5,360,000	California Statewide Communities Development Authority, Series A, 4.750%, 4/01/2033	$4,857,768
5,895,000	California Statewide Communities Development Authority, Series B, 5.250%, 11/15/2048	5,555,389
1,930,000	City of Rochester MN, Series C, 4.500%, 11/15/2038	2,087,681

	Total Municipals (Identified Cost $11,716,089)	12,500,838

	Total Bonds and Notes (Identified Cost $2,170,099,879)	2,319,519,893

Short-Term Investments – 0.7%
17,633,467	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2011 at 0.000% to be repurchased at $17,633,467 on 7/01/2011 collateralized by $17,990,000 Federal Home Loan Bank, 0.250% due 06/29/2012 valued at $17,990,000 including accrued interest(g) (Identified Cost $17,633,467)	17,633,467

	Total Investments – 96.0% (Identified Cost $2,187,733,346)(a)	2,337,153,360
	Other assets less liabilities – 4.0%	96,519,730

	Net Assets – 100.0%	$2,433,673,090

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and equity securities for which market quotations are not readily available are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Futures contracts are valued at their most recent settlement price.

Swap agreements are valued based on mid prices supplied by a pricing service, if available, or quotations obtained from broker-dealers. Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2011, the net unrealized appreciation on investments based on a cost of $2,194,504,123 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$150,124,706
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(7,475,469)

Net unrealized appreciation	$142,649,237

At September 30, 2010, the Fund had a capital loss carryforward of $65,247,241 of which $1,046,616 expires on September 30, 2014, $5,497,643 expires on September 30, 2015, $3,309,847 expires on September 30, 2016, $21,329,772 expires on September 30, 2017 and $34,063,363 expires on September 30, 2018. At September 30, 2010 post-October capital loss deferrals were $18,054,311. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of June 30, 2011 limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of June 30, 2011, if any, may expire unused.

(b)	Variable rate security. Rate as of June 30, 2011 is disclosed.
(c)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts or futures contracts.
(d)	Illiquid security. At June 30, 2011, the value of this security amounted to $8,125,351 or 0.3% of net assets.
(e)	All or a portion of this security has been pledged as collateral for open forward foreign currency contracts and as initial margin for open futures contracts.
(f)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(g)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of Rule 144A holdings amounted to $445,506,640 or 18.3% of net assets.

EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge the Fund’s investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2011, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	08/29/2011	Australian Dollar	25,500,000	$27,160,810	$(654,325)
Sell[2]	09/27/2011	British Pound	15,200,000	24,370,352	(113,736)
Sell[1]	09/07/2011	Canadian Dollar	22,580,000	23,375,117	(199,504)
Buy[3]	09/20/2011	Malaysian Ringgit	69,000,000	22,721,544	103,042
Buy[2]	07/13/2011	Singapore Dollar	29,000,000	23,609,967	530,901
Buy[2]	09/14/2011	South Korean Won	43,930,000,000	40,969,528	666,775
Buy[1]	09/14/2011	South Korean Won	23,100,000,000	21,543,275	358,389
Buy[5]	09/14/2011	South Korean Won	21,500,000,000	20,051,101	332,662
Sell[4]	09/21/2011	Swiss Franc	22,190,000	26,406,239	137,776
Buy[1]	08/02/2011	Turkish Lira	36,500,000	22,356,809	(1,334,644)

Total					$(172,664)

At June 30, 2011, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive5/In Exchange For		Unrealized Appreciation (Depreciation)
09/22/2011	British Pound	14,687,189	Euro	16,520,000	$353,601

[1]	Counterparty is Credit Suisse.
[2]	Counterparty is Barclays.
[3]	Counterparty is JPMorgan Chase.
[4]	Counterparty is Morgan Stanley.
[5]	Counterparty is UBS AG.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin”. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund, depending on the price of the fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise such as liquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited.

At June 30, 2011, open futures contracts sold were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
30 Year U.S. Treasury Bond	09/21/2011	560	$68,897,500	$405,850

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Australia	$—	$19,519,704	$26,460,155	$45,979,859
Canada	—	170,261,276	5,404,116	175,665,392
Supranationals	—	78,244,517	11,160,782	89,405,299
All Other Non-Convertible Bonds*	—	1,987,714,511	—	1,987,714,511

Total Non-Convertible Bonds	—	2,255,740,008	43,025,053	2,298,765,061

Convertible Bonds*	—	8,253,994	—	8,253,994
Municipals*	—	12,500,838	—	12,500,838

Total Bonds and Notes	—	2,276,494,840	43,025,053	2,319,519,893

Short-Term Investments	—	17,633,467	—	17,633,467

Total Investments	—	2,294,128,307	43,025,053	2,337,153,360

Forward Foreign Currency Contracts (unrealized appreciation)	—	2,483,146	—	2,483,146
Futures Contracts (unrealized appreciation)	405,850	—	—	405,850

Total	$405,850	$2,296,611,453	$43,025,053	$2,340,042,356

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(2,302,209)	$—	$(2,302,209)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2011:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2011
Bonds and Notes
Non-Convertible Bonds
Australia	$—	$394,013	$(358,735)	$2,480,619	$30,494,000	$(6,549,742)	$—	$—	$26,460,155	$2,480,619
Canada	5,065,604	—	—	338,512	—	—	—	—	5,404,116	338,512
Supranationals	—	6,331	—	36,165	11,118,286	—	—	—	11,160,782	36,165

Total	$5,065,604	$400,344	$(358,735)	$2,855,296	$41,612,286	$(6,549,742)	$—	$—	$43,025,053	$2,855,296

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended June 30, 2011, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to manage its duration in order to control interest rate risk without having to buy or sell portfolio securities. During the period ended June 30, 2011, the Fund used futures contracts in accordance with this objective.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts. The agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of June 30, 2011, the fair value of derivative positions subject to credit-risk-related contingent features that are in a net liability position (unrealized depreciation) by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Credit Suisse	$(1,830,084)	$1,479,000

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to net amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty.

As of June 30, 2011, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, based on the value of derivative positions in an unrealized gain position as of period end, is $2,483,146 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $2,011,021.

Counterparty risk is managed through the posting of collateral and, as a result, the risk of loss to the Fund from counterparty default should be limited to the extent the Fund is undercollateralized. In addition to collateral requirements, the Fund also requires counterparties to meet minimum credit quality requirements.

The following is a summary of derivative instruments for the Fund, as of June 30, 2011:

Asset Derivatives	Foreign Exchange Contracts	Interest Rate Contracts
Forwards	$2,483,146	$—
Futures	—	405,850

Liability Derivatives	Foreign Exchange Contracts
Forwards	$(2,302,209)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at June 30, 2011 (Unaudited)

Treasuries	44.5%
Banking	6.8
Sovereigns	5.6
Supranational	3.7
Government Guaranteed	3.0
Local Authorities	3.0
ABS Car Loan	2.7
Wirelines	2.6
Government Owned - No Guarantee	2.0
Other Investments, less than 2% each	21.4
Short-Term Investments	0.7

Total Investments	96.0
Other assets less liabilities (including open forward foreign currency contracts and futures contracts)	4.0

Net Assets	100.0%

Currency Exposure at June 30, 2011 (Unaudited)

United States Dollar	33.4%
Euro	18.7
Japanese Yen	15.6
British Pound	5.7
Canadian Dollar	4.3
Norwegian Krone	2.9
Mexican Peso	2.5
Other, less than 2% each	12.9

Total Investments	96.0
Other assets less liabilities (including open forward foreign currency contracts and futures contracts)	4.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2011 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 90.0% of Net Assets
Non-Convertible Bonds – 77.6%
	ABS Home Equity – 0.8%
$80,000	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B, 5.103%, 5/25/2035	$66,184
75,000	New Century Home Equity Loan Trust, Series 2005-1, Class M3, 0.706%, 3/25/2035(b)	48,509
125,000	New Century Home Equity Loan Trust, Series 2005-2, Class M2, 0.636%, 6/25/2035(b)	97,713
225,000	Park Place Securities, Inc., Series 2005-WCW2, Class M1, 0.686%, 7/25/2035(b)	162,860
98,800	Saxon Asset Securities Trust, Series 2004-3, Class M2, 0.836%, 12/26/2034(b)	78,238
123,865	Structured Asset Securities Corp., Series 2007-EQ1, Class A2, 0.276%, 3/25/2037(b)	83,159

		536,663

	ABS Other – 0.1%
56,106	Diamond Resorts Owner Trust, Series 2009-1, Class B, 12.000%, 3/20/2026, 144A	53,302

	Aerospace & Defense – 1.3%
885,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	915,975

	Airlines – 2.5%
20,294	American Airlines Pass Through Trust, Series 1993-A6, 8.040%, 9/16/2011	20,294
88,340	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	89,003
38,192	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	38,143
84,427	Continental Airlines Pass Through Trust, Series 1998-1, Class B, 6.748%, 9/15/2018	83,685
99,555	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	98,430
6,244	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	6,251
25,928	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	26,044
196,224	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	204,073
589,535	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	599,085
198,000	Delta Air Lines, Inc., 9.500%, 9/15/2014, 144A	211,117
352,134	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 11/01/2017	352,134

		1,728,259

	Automotive – 3.1%
139,000	Cummins, Inc., 6.750%, 2/15/2027	149,962

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$165,000	Ford Motor Co., 6.625%, 2/15/2028	$161,832
35,000	Ford Motor Co., 7.125%, 11/15/2025	34,585
775,000	Ford Motor Co., 7.450%, 7/16/2031	878,569
110,000	Ford Motor Co., 7.500%, 8/01/2026	111,399
225,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	253,009
320,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	305,600
200,000	TRW Automotive, Inc., 7.250%, 3/15/2017, 144A	222,000

		2,116,956

	Building Materials – 1.6%
205,000	Masco Corp., 6.500%, 8/15/2032	183,764
145,000	Masonite International Corp., 8.250%, 4/15/2021, 144A	144,094
130,000	Owens Corning, Inc., 7.000%, 12/01/2036	131,707
720,000	USG Corp., 6.300%, 11/15/2016	633,600
30,000	USG Corp., 9.750%, 1/15/2018	29,550

		1,122,715

	Chemicals – 2.0%
60,000	Georgia Gulf Corp., 9.000%, 1/15/2017, 144A	63,900
675,000	Hercules, Inc., 6.500%, 6/30/2029	570,375
160,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	164,000
110,000	Koppers, Inc., 7.875%, 12/01/2019	117,425
132,000	LBI Escrow Corp., 8.000%, 11/01/2017, 144A	146,850
150,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	152,621
160,000	Momentive Performance Materials, Inc., 9.000%, 1/15/2021	163,200

		1,378,371

	Collateralized Mortgage Obligations – 3.7%
143,204	Adjustable Rate Mortgage Trust, Series 2005-10, Class 5A1, 0.446%, 1/25/2036(b)	85,478
89,530	American Home Mortgage Investment Trust, Series 2004-3, Class 3A, 2.230%, 10/25/2034(b)	70,462
137,611	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.896%, 9/25/2045(b)	112,605
166,657	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.396%, 5/25/2035(b)	103,564

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Collateralized Mortgage Obligations – continued
$186,984	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-2, Class 2A3, 0.526%, 3/25/2035(b)	$111,927
156,060	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 2.752%, 11/25/2035(b)	144,744
59,890	Indymac Index Mortgage Loan Trust, Series 2004-AR7, Class A2, 1.046%, 9/25/2034(b)	39,420
67,825	Indymac Index Mortgage Loan Trust, Series 2005-AR1, Class 3A1, 2.633%, 3/25/2035(b)	55,776
208,239	Indymac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 0.486%, 7/25/2035(b)	134,844
74,460	Indymac Index Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 4.942%, 4/25/2035(b)	58,832
122,770	Indymac Index Mortgage Loan Trust, Series 2005-AR35, Class 1A1, 5.509%, 2/25/2036(b)	84,416
241,814	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.686%, 1/25/2036(b)	159,186
251,813	Lehman Mortgage Trust, Series 2007-8, Class 2A1, 6.500%, 9/25/2037	200,635
106,453	Lehman XS Trust, Series 2007-10H, Class 1A11, 0.306%, 7/25/2037(b)(c)	44,194
214,226	Luminent Mortgage Pass Through Trust, Series 2006-6, Class A1, 0.386%, 10/25/2046(b)	143,157
104,867	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.631%, 3/25/2035(b)	91,128
303,034	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.346%, 1/25/2047(b)	174,270
197,411	Morgan Stanley Mortgage Loan Trust, Series 2007-15AR, Class 2A1, 4.867%, 11/25/2037(b)	138,887
365,908	Residential Accredit Loans, Inc., Series 2006-QA9, Class A1, 0.366%, 11/25/2036(b)	186,649
211,355	WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A, 2.859%, 9/25/2046(b)	162,539
311,667	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OC1, Class A1, 0.426%, 1/25/2047(b)	124,120
24,594	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2, 2.743%, 3/25/2035(b)	21,658
83,365	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.750%, 4/25/2035(b)	80,267

		2,528,758

	Commercial Mortgage-Backed Securities – 0.5%
196,291	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 2.891%, 6/19/2035(b)	171,833
25,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM, 5.867%, 12/10/2049	22,859
237,754	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A16, 6.000%, 6/25/2036	142,413

		337,105

	Construction Machinery – 0.5%
200,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.250%, 2/01/2021	199,000

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Construction Machinery – continued
$140,000	Terex Corp., 8.000%, 11/15/2017	$143,500

		342,500

	Consumer Products – 0.2%
120,000	Visant Corp., 10.000%, 10/01/2017	124,200

	Diversified Manufacturing – 0.4%
249,000	Fibria Overseas Finance Ltd., 7.500%, 5/04/2020, 144A	271,111

	Electric – 4.8%
20,000	AES Corp. (The), 8.000%, 10/15/2017	21,200
325,000	AES Corp. (The), 8.000%, 6/01/2020	346,125
49,300	CE Generation LLC, 7.416%, 12/15/2018	50,894
300,000	Dubai Electricity & Water Authority, 7.375%, 10/21/2020, 144A	308,625
525,000	Edison Mission Energy, 7.625%, 5/15/2027	385,875
460,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(d)(g)	179,400
264,000	NSG Holdings LLC, 7.750%, 12/15/2025, 144A	258,720
345,000	RRI Energy, Inc., 7.875%, 6/15/2017	346,725
160,000	TXU Corp., Series P, 5.550%, 11/15/2014	126,400
1,415,000	TXU Corp., Series Q, 6.500%, 11/15/2024	707,500
515,000	TXU Corp., Series R, 6.550%, 11/15/2034	252,350
365,000	White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(d)	349,655

		3,333,469

	Food & Beverage – 1.0%
50,000	ARAMARK Holdings Corp., 8.625%, 5/01/2016, 144A(e)	50,875
185,000	Blue Merger Sub, Inc., 7.625%, 2/15/2019, 144A	186,850
40,000	Dean Foods Co., 6.900%, 10/15/2017	39,200
300,000	Dean Foods Co., 7.000%, 6/01/2016	297,000
110,000	Marfrig Overseas Ltd., 9.625%, 11/16/2016, 144A	114,818

		688,743

	Gaming – 1.1%
220,000	Caesars Entertainment Operating Co., Inc., 10.000%, 12/15/2018	198,550

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Gaming – continued
$290,000	MGM Resorts International, 7.500%, 6/01/2016	$275,500
145,000	MGM Resorts International, 7.625%, 1/15/2017	139,563
115,000	MGM Resorts International, 9.000%, 3/15/2020	125,925

		739,538

	Government Owned - No Guarantee – 0.8%
600,000	DP World Ltd., 6.850%, 7/02/2037, 144A	573,000

	Healthcare – 6.1%
630,000	CDRT Merger Sub, Inc., 8.125%, 6/01/2019, 144A	630,000
5,000	HCA Holdings, Inc., 7.750%, 5/15/2021, 144A	5,187
720,000	HCA, Inc., 6.500%, 2/15/2016	732,600
430,000	HCA, Inc., 7.050%, 12/01/2027	373,025
30,000	HCA, Inc., 7.500%, 12/15/2023	28,275
1,240,000	HCA, Inc., 7.500%, 11/06/2033	1,122,200
260,000	HCA, Inc., 7.690%, 6/15/2025	243,100
40,000	HCA, Inc., 8.360%, 4/15/2024	39,800
200,000	HCA, Inc., MTN, 7.580%, 9/15/2025	186,000
20,000	HCA, Inc., MTN, 7.750%, 7/15/2036	18,300
1,015,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	847,525

		4,226,012

	Home Construction – 2.0%
290,000	KB Home, 7.250%, 6/15/2018	262,088
215,000	Lennar Corp., 6.950%, 6/01/2018	208,550
720,000	Pulte Group, Inc., 6.000%, 2/15/2035	561,600
470,000	Pulte Group, Inc., 6.375%, 5/15/2033	387,750

		1,419,988

	Hybrid ARMs – 0.1%
169,919	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 3A3, 3.156%, 4/25/2035(b)	80,371

	Independent Energy – 3.8%
260,000	Pioneer Natural Resources Co., 6.875%, 5/01/2018	280,718

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$1,320,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	$1,382,753
335,000	QEP Resources, Inc., 6.875%, 3/01/2021	353,425
620,000	Swift Energy Co., 7.125%, 6/01/2017	627,750

		2,644,646

	Industrial Other – 0.5%
305,000	Chart Industries, Inc., 9.125%, 10/15/2015	318,344

	Life Insurance – 0.6%
370,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	404,262

	Lodging – 0.6%
42,000	Felcor Lodging LP, 10.000%, 10/01/2014	47,145
50,000	Host Marriott LP, Series O, 6.375%, 3/15/2015	51,000
315,000	Royal Caribbean Cruises Ltd., 7.250%, 6/15/2016	338,625

		436,770

	Media Cable – 1.0%
640,000	CSC Holdings LLC, 7.625%, 7/15/2018	692,800

	Media Non-Cable – 0.9%
395,000	Intelsat SA, 11.250%, 2/04/2017	424,131
185,000	RR Donnelley & Sons Co., 7.250%, 5/15/2018	185,000

		609,131

	Metals & Mining – 1.8%
330,000	ArcelorMittal, 7.000%, 10/15/2039	333,661
80,000	United States Steel Corp., 6.050%, 6/01/2017	79,400
275,000	United States Steel Corp., 6.650%, 6/01/2037	241,313
600,000	Vedanta Resources PLC, 8.250%, 6/07/2021, 144A	604,500

		1,258,874

	Non-Captive Consumer – 3.6%
235,000	Residential Capital LLC, 9.625%, 5/15/2015	233,237
65,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	61,530
850,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	713,798

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Consumer – continued
$306,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	$335,870
200,000	Springleaf Finance Corp., Series H, MTN, 5.375%, 10/01/2012	199,000
40,000	Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	36,600
180,000	Springleaf Finance Corp., Series I, MTN, 5.850%, 6/01/2013	177,750
500,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	448,125
300,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	275,250

		2,481,160

	Non-Captive Diversified – 2.5%
60,000	Ally Financial, Inc., 7.500%, 9/15/2020	62,700
331,000	Ally Financial, Inc., 8.000%, 11/01/2031	358,307
95,000	Ally Financial, Inc., 8.300%, 2/12/2015	106,163
675,000	CIT Group, Inc., 7.000%, 5/01/2017	673,312
120,000	International Lease Finance Corp., 8.250%, 12/15/2020	129,600
130,000	iStar Financial, Inc., 5.150%, 3/01/2012	129,512
75,000	iStar Financial, Inc., 5.850%, 3/15/2017	64,313
190,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	177,650

		1,701,557

	Oil Field Services – 2.4%
680,000	Basic Energy Services, Inc., 7.125%, 4/15/2016	680,000
550,000	OGX Petroleo e Gas Participacoes SA, 8.500%, 6/01/2018, 144A	565,675
130,000	Parker Drilling Co., 9.125%, 4/01/2018	137,150
235,000	Pioneer Drilling Co., 9.875%, 3/15/2018	251,450

		1,634,275

	Packaging – 0.1%
100,000	Reynolds Group Holdings Ltd., 8.250%, 2/15/2021, 144A	93,500

	Paper – 1.0%
190,000	Westvaco Corp., 7.950%, 2/15/2031	205,464
455,000	Westvaco Corp., 8.200%, 1/15/2030	492,866

		698,330

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Pharmaceuticals – 1.5%
$35,000	Valeant Pharmaceuticals International, 6.750%, 10/01/2017, 144A	$34,300
305,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	289,750
150,000	Valeant Pharmaceuticals International, 6.875%, 12/01/2018, 144A	147,000
150,000	Valeant Pharmaceuticals International, 7.000%, 10/01/2020, 144A	145,125
435,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	421,950

		1,038,125

	Refining – 1.4%
310,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.375%, 5/01/2019, 144A	319,300
500,000	Petroplus Finance Ltd., 6.750%, 5/01/2014, 144A	490,000
150,000	Petroplus Finance Ltd., 7.000%, 5/01/2017, 144A	141,000

		950,300

	REITs - Shopping Centers – 0.3%
190,000	Developers Diversified Realty Corp., 7.875%, 9/01/2020	217,848

	Retailers – 3.3%
155,000	Dillard’s, Inc., 6.625%, 1/15/2018	155,000
480,000	Dillard’s, Inc., 7.000%, 12/01/2028	441,600
175,000	Dillard’s, Inc., 7.130%, 8/01/2018	178,500
75,000	Dillard’s, Inc., 7.875%, 1/01/2023	73,500
280,000	Foot Locker, Inc., 8.500%, 1/15/2022	286,300
180,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	197,064
985,000	Toys R Us, Inc., 7.375%, 10/15/2018	956,681

		2,288,645

	Supermarkets – 1.0%
70,000	American Stores Co., 8.000%, 6/01/2026	63,700
220,000	New Albertson’s, Inc., 7.750%, 6/15/2026	193,600
605,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	458,288

		715,588

	Technology – 6.7%
125,000	Advanced Micro Devices, Inc., 7.750%, 8/01/2020	128,750

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$190,000	Advanced Micro Devices, Inc., 8.125%, 12/15/2017	$198,550
3,020,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	2,718,000
290,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	260,275
145,000	CommScope, Inc., 8.250%, 1/15/2019, 144A	149,350
555,000	First Data Corp., 8.250%, 1/15/2021, 144A	543,900
850,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026(f)	641,750

		4,640,575

	Textile – 0.5%
425,000	Jones Apparel Group, Inc., 6.125%, 11/15/2034	325,125

	Transportation Services – 0.8%
185,000	APL Ltd., 8.000%, 1/15/2024(d)	122,100
22,589	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	21,685
347,188	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(g)	277,751
155,000	Overseas Shipholding Group, 7.500%, 2/15/2024	130,200

		551,736

	Wireless – 2.3%
520,000	Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	519,350
170,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	170,000
65,000	NII Capital Corp., 7.625%, 4/01/2021	67,925
125,000	NII Capital Corp., 8.875%, 12/15/2019	137,969
746,000	Sprint Capital Corp., 6.875%, 11/15/2028	706,835

		1,602,079

	Wirelines – 8.4%
765,000	Axtel SAB de CV, 7.625%, 2/01/2017, 144A	726,750
300,000	Bakrie Telecom Pte Ltd., 11.500%, 5/07/2015, 144A	307,500
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	178,200
205,000	Cincinnati Bell, Inc., 8.750%, 3/15/2018	194,750
200,000	eAccess Ltd., 8.250%, 4/01/2018, 144A	199,500
15,000	Frontier Communications Corp., 7.000%, 11/01/2025	14,212

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$80,000	Frontier Communications Corp., 7.125%, 3/15/2019	$82,000
325,000	Frontier Communications Corp., 7.450%, 7/01/2035	294,125
805,000	Frontier Communications Corp., 7.875%, 1/15/2027	784,875
790,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	805,800
539,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	554,496
480,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	458,400
315,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	337,076
190,000	Qwest Corp., 6.875%, 9/15/2033	183,112
10,000	Qwest Corp., 7.250%, 9/15/2025	10,350
375,000	Telecom Italia Capital SA, 7.200%, 7/18/2036	353,557
290,000	Telecom Italia Capital SA, 7.721%, 6/04/2038	288,408

		5,773,111

	Total Non-Convertible Bonds (Identified Cost $52,394,608)	53,593,817

Convertible Bonds – 12.4%
	Automotive – 2.0%
75,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(h)	71,625
655,000	Ford Motor Co., 4.250%, 11/15/2016	1,122,506
115,000	Navistar International Corp., 3.000%, 10/15/2014	150,506

		1,344,637

	Diversified Manufacturing – 1.1%
430,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	423,550
330,000	Trinity Industries, Inc., 3.875%, 6/01/2036	344,437

		767,987

	Electric – 0.7%
330,000	CMS Energy Corp., 5.500%, 6/15/2029	476,437

	Healthcare – 1.1%
450,000	Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(h)	436,500
50,000	Hologic, Inc., (Step to Zero Coupon on 12/15/2016), 2.000%, 12/15/2037(h)	57,125
165,000	LifePoint Hospitals, Inc., 3.500%, 5/15/2014	176,550

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Healthcare – continued
$55,000	Omnicare, Inc., 3.750%, 12/15/2025	$73,356

		743,531

	Home Construction – 0.0%
30,000	Lennar Corp., 2.000%, 12/01/2020, 144A	30,113

	Independent Energy – 0.4%
150,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	135,938
135,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	142,087

		278,025

	Media Non-Cable – 0.1%
150,437	Liberty Media LLC, 3.500%, 1/15/2031	81,236

	Metals & Mining – 0.4%
230,000	Peabody Energy Corp., 4.750%, 12/15/2066	281,175

	Non-Captive Diversified – 0.0%
5,000	iStar Financial, Inc., 0.805%, 10/01/2012(b)	4,500

	Pharmaceuticals – 1.2%
380,000	Amylin Pharmaceuticals, Inc., 3.000%, 6/15/2014	343,900
325,000	Human Genome Sciences, Inc., 2.250%, 8/15/2012	472,875

		816,775

	Technology – 3.0%
5,000	Ciena Corp., 0.250%, 5/01/2013	4,869
565,000	Ciena Corp., 0.875%, 6/15/2017	478,131
290,000	Ciena Corp., 3.750%, 10/15/2018, 144A	340,750
30,000	Ciena Corp., 4.000%, 3/15/2015, 144A	35,738
435,000	Intel Corp., 2.950%, 12/15/2035	449,681
440,000	Intel Corp., 3.250%, 8/01/2039	536,800
220,000	Micron Technology, Inc., 1.875%, 6/01/2014	214,500

		2,060,469

	Textile – 0.1%
50,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016, 144A	52,563

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Wirelines – 2.3%
$1,014,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(d)	$1,612,260

	Total Convertible Bonds (Identified Cost $6,604,062)	8,549,708

	Total Bonds and Notes (Identified Cost $58,998,670)	62,143,525

Senior Loans – 0.2%
	Media Non-Cable – 0.2%
181,970	Tribune Company, Term Loan X, 5.000%, 6/04/2009(b)(f)(i)	121,352

	Wireless – 0.0%
30,539	Hawaiian Telcom Communications, Inc., Exit Term Loan, 9.000%, 11/01/2015(b)(e)	31,347

	Total Senior Loans (Identified Cost $234,962)	152,699

Shares
Preferred Stocks – 5.3%
Convertible Preferred Stocks – 3.8%
	Automotive – 2.3%
25,250	General Motors Co., Series B, 4.750%	1,230,685
6,380	Goodyear Tire & Rubber Co. (The), 5.875%	354,856

		1,585,541

	Banking – 0.0%
100	Sovereign Capital Trust IV, 4.375%	4,950

	Consumer Products – 0.4%
5,724	Newell Financial Trust I, 5.250%	269,028

	Electric – 0.6%
7,975	AES Trust III, 6.750%	392,848

	Pipelines – 0.5%
8,050	El Paso Energy Capital Trust I, 4.750%	358,386

	Total Convertible Preferred Stocks (Identified Cost $2,486,182)	2,610,753

Non-Convertible Preferred Stocks – 1.5%
	Non-Captive Diversified – 1.5%
11,350	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	284,091

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – continued
	Non-Captive Diversified – continued
803	Ally Financial, Inc., Series G, 7.000%, 144A	$754,669

	Total Non-Convertible Preferred Stocks (Identified Cost $722,540)	1,038,760

	Total Preferred Stocks (Identified Cost $3,208,722)	3,649,513

Common Stocks – 0.5%
	Diversified Telecommunication Services – 0.1%
940	FairPoint Communications, Inc.(g)	8,657
1,017	Hawaiian Telcom Holdco, Inc.(g)	25,934

		34,591

	Media – 0.0%
321	Dex One Corp.(g)	812

	Oil, Gas & Consumable Fuels – 0.4%
9,278	Chesapeake Energy Corp.	275,464

	Total Common Stocks (Identified Cost $510,909)	310,867

Warrants – 0.0%
1,603	FairPoint Communications, Inc., Expiration on 1/24/2018(d)(g)(j) (Identified Cost $0)	—

Principal Amount
Short-Term Investments – 2.9%
$2,002,898	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2011 at 0.000% to be repurchased at $2,002,898 on 7/01/2011 collateralized by $2,020,000 Federal Home Loan Mortgage Corp., 3.000% due 8/11/2017 valued at $2,047,775 including accrued interest(k) (Identified Cost $2,002,898)	2,002,898

	Total Investments – 98.9% (Identified Cost $64,956,161)(a)	68,259,502
	Other assets less liabilities – 1.1%	761,901

	Net Assets – 100.0%	$69,021,403

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and equity securities for which market quotations are not readily available are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Investments in other open-end investment companies are valued at their net asset value each day.

Senior loans shall be priced at bid prices supplied by a pricing service, if available, or quotations obtained from broker-dealers.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2011, the net unrealized appreciation on investments based on a cost of $64,986,087 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$5,632,442
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,359,027)

Net unrealized appreciation	$3,273,415

At September 30, 2010, the Fund had a capital loss carryforward of $6,037,260 of which $811,815 expires on September 30, 2017 and $5,225,445 expires on September 30, 2018. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of June 30, 2011 limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of June 30, 2011, if any, may expire unused.

(b)	Variable rate security. Rate as of June 30, 2011 is disclosed.
(c)	The issuer has made partial payment with respect to interest and/or principal. Income is not being accrued.
(d)	Illiquid security. At June 30, 2011, the value of these securities amounted to $2,263,415 or 3.3% of net assets.
(e)	All or a portion of interest payment is paid-in-kind.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Non-income producing security.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	Issuer has filed for bankruptcy.
(j)	Fair valued security by the Fund’s investment adviser. At June 30, 2011, the value of this security amounted to $0.
(k)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of Rule 144A holdings amounted to $12,585,167 or 18.2% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Collateralized Mortgage Obligations	$—	$2,484,564	$44,194	$2,528,758
All Other Non-Convertible Bonds*	—	51,065,059	—	51,065,059

Total Non-Convertible Bonds	—	53,549,623	44,194	53,593,817

Convertible Bonds*	—	8,549,708	—	8,549,708

Total Bonds and Notes	—	62,099,331	44,194	62,143,525

Senior Loans*	—	152,699	—	152,699
Preferred Stocks
Convertible Preferred Stocks
Automotive	1,585,541	—	—	1,585,541
Banking	—	4,950	—	4,950
Consumer Products	—	269,028	—	269,028
Electric	392,848	—	—	392,848
Pipelines	358,386	—	—	358,386

Total Convertible Preferred Stocks	2,336,775	273,978	—	2,610,753

Non-Convertible Preferred Stocks*	284,091	754,669	—	1,038,760

Total Preferred Stocks	2,620,866	1,028,647	—	3,649,513

Common Stocks*	310,867	—	—	310,867
Warrants	—	—	—	—
Short-Term Investments	—	2,002,898	—	2,002,898

Total	$2,931,733	$65,283,575	$44,194	$68,259,502

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2011.

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2011
Bonds and Notes
Non-Convertible Bonds
Collateralized Mortgage Obligations	$—	$—	$—	$1,746	$42,448	$—	$—	$—	$44,194	$1,746

Industry Summary at June 30, 2011 (Unaudited)

Wirelines	10.7%
Technology	9.7
Automotive	7.4
Healthcare	7.2
Electric	6.1
Independent Energy	4.2
Non-Captive Diversified	4.0
Collateralized Mortgage Obligations	3.7
Non-Captive Consumer	3.6
Retailers	3.3
Pharmaceuticals	2.7
Airlines	2.5
Oil Field Services	2.4
Wireless	2.3
Metals & Mining	2.2
Home Construction	2.0
Chemicals	2.0
Other Investments, less than 2% each	20.0
Short-Term Investments	2.9

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2011 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 97.7% of Net Assets
	Automotive – 0.3%
$60,000	Ford Motor Co., 7.450%, 7/16/2031	$68,018

	Banking – 0.4%
90,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	89,998

	Building Materials – 0.1%
10,000	Masco Corp., 7.125%, 3/15/2020	10,236

	Chemicals – 0.1%
25,000	CF Industries, Inc., 6.875%, 5/01/2018	28,344

	Collateralized Mortgage Obligations – 0.1%
30,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900%, 10/29/2020	29,944

	Food & Beverage – 0.6%
40,000	Bottling Group LLC, 5.125%, 1/15/2019	44,301
75,000	Dean Foods Co., 6.900%, 10/15/2017	73,500

		117,801

	Healthcare – 0.1%
15,000	McKesson Corp., 6.000%, 3/01/2041	16,023

	Independent Energy – 0.1%
15,000	SM Energy Co., 6.625%, 2/15/2019, 144A	15,038

	Life Insurance – 0.3%
60,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	66,070

	Lodging – 0.2%
50,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/2027	50,625

	Media Non-Cable – 0.1%
30,000	CBS Corp., 5.500%, 5/15/2033	27,775

	Metals & Mining – 0.6%
85,000	Alcoa, Inc., 5.950%, 2/01/2037	80,940
55,000	United States Steel Corp., 6.650%, 6/01/2037	48,262

		129,202

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
		Paper – 0.4%
$70,000		Georgia-Pacific LLC, 7.700%, 6/15/2015	$80,307

		Pharmaceuticals – 0.0%
10,000		Valeant Pharmaceuticals International, 6.750%, 10/01/2017, 144A	9,800

		Pipelines – 0.2%
3,000		Colorado Interstate Gas Co., 5.950%, 3/15/2015	3,333
30,000		Southern Natural Gas Co., 7.350%, 2/15/2031	34,939

			38,272

		Sovereigns – 0.7%
15,000	(††)	Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015, (MXN)	137,376

		Technology – 0.6%
105,000		Agilent Technologies, Inc., 6.500%, 11/01/2017	120,934

		Tobacco – 0.9%
130,000		Altria Group, Inc., 9.950%, 11/10/2038	182,656

		Treasuries – 89.5%
960,630		U.S. Treasury Inflation Indexed Bond, 1.750%, 1/15/2028	1,005,209
198,259		U.S. Treasury Inflation Indexed Bond, 2.000%, 1/15/2026	216,629
681,423		U.S. Treasury Inflation Indexed Bond, 2.125%, 2/15/2040	741,526
405,586		U.S. Treasury Inflation Indexed Bond, 2.375%, 1/15/2025	466,170
373,528		U.S. Treasury Inflation Indexed Bond, 2.375%, 1/15/2027	425,939
1,526,506		U.S. Treasury Inflation Indexed Bond, 3.375%, 4/15/2032	2,019,401
683,560		U.S. Treasury Inflation Indexed Note, 1.125%, 1/15/2021	709,835
212,498		U.S. Treasury Inflation Indexed Note, 1.250%, 4/15/2014	225,430
857,852		U.S. Treasury Inflation Indexed Note, 1.375%, 1/15/2020	919,912
376,835		U.S. Treasury Inflation Indexed Note, 1.625%, 1/15/2015	408,749
1,459,729		U.S. Treasury Inflation Indexed Note, 1.625%, 1/15/2018	1,605,246
1,738,492		U.S. Treasury Inflation Indexed Note, 1.875%, 7/15/2013	1,847,148
1,294,742		U.S. Treasury Inflation Indexed Note, 1.875%, 7/15/2015	1,427,656
930,951		U.S. Treasury Inflation Indexed Note, 2.000%, 1/15/2014	1,002,955
1,431,480		U.S. Treasury Inflation Indexed Note, 2.000%, 7/15/2014	1,561,096

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Treasuries – continued
$945,980	U.S. Treasury Inflation Indexed Note, 2.000%, 1/15/2016	$1,051,368
975,634	U.S. Treasury Inflation Indexed Note, 2.375%, 1/15/2017	1,112,984
679,192	U.S. Treasury Inflation Indexed Note, 2.500%, 7/15/2016	777,251
857,095	U.S. Treasury Inflation Indexed Note, 2.625%, 7/15/2017	997,042
345,000	U.S. Treasury STRIPS, Zero Coupon, 5/15/2040	88,556

		18,610,102

	Wireless – 0.4%
10,000	Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	9,988
85,000	Sprint Capital Corp., 6.875%, 11/15/2028	80,537

		90,525

	Wirelines – 2.0%
91,000	AT&T, Inc., 5.350%, 9/01/2040	86,256
30,000	Bell Canada, MTN, 5.000%, 2/15/2017, (CAD)	32,917
5,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	5,458
15,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	17,186
35,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	35,942
70,000	BellSouth Telecommunications, Inc., 7.000%, 12/01/2095	73,454
155,000	Embarq Corp., 7.995%, 6/01/2036	158,815

		410,028

	Total Bonds and Notes (Identified Cost $19,415,750)	20,329,074

Short-Term Investments – 1.1%
231,072	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2011 at 0.000% to be repurchased at $231,072 on 7/01/2011 collateralized by $235,000 Federal Home Loan Mortgage Corp., 3.000% due 8/11/2017 valued at $238,231 including accrued interest(b) (Identified Cost $231,072)	231,072

	Total Investments – 98.8% (Identified Cost $19,646,822)(a)	20,560,146
	Other assets less liabilities – 1.2%	245,210

	Net Assets – 100.0%	$20,805,356

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and equity securities for which market quotations are not readily available are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Futures contracts are valued at their most recent settlement price.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2011, the net unrealized appreciation on investments based on a cost of $19,809,644 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$806,647
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(56,145)

Net unrealized appreciation	$750,502

At September 30, 2010, the Fund had a capital loss carryforward of $523,334 of which $19,853 expires on September 30, 2014; $155,005 expires on September 30, 2015; $110,122 expires on September 30, 2017 and $238,354 expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of June 30, 2011 limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of June 30, 2011, if any, may expire unused.

(b)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of Rule 144A holdings amounted to $96,366 or 0.5% of net assets.

MTN	Medium Term Note

STRIPS	Separate Trading of Registered Interest and Principal of Securities
CAD	Canadian Dollar
MXN	Mexican Peso

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011, at value:

Asset Valuation Inputs

Description*	Level 1		Level 2	Level 3		Total
Bonds and Notes	$		$20,329,074	$		$20,329,074
Short-Term Investments		—	231,072		—	231,072

Total		$—	$20,560,146		$—	$20,560,146

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at June 30, 2011 (Unaudited)

Treasuries	89.5%
Wirelines	2.0
Other Investments, less than 2% each	6.2
Short-Term Investments	1.1

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2011 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 85.2% of Net Assets
Non-Convertible Bonds – 65.2%
	Aerospace & Defense – 0.6%
135,000	Bombardier, Inc., 7.350%, 12/22/2026, (CAD)	$144,460
2,175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	2,251,125
500,000	Ducommun, Inc., 9.750%, 7/15/2018, 144A	513,750

		2,909,335

	Airlines – 2.6%
985,000	Air Canada, 10.125%, 8/01/2015, 144A, (CAD)	1,059,607
6,244	American Airlines Pass Through Trust, Series 1993-A6, 8.040%, 9/16/2011	6,244
338,154	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	364,767
134,869	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	135,031
62,825	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	63,107
382,815	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	389,016
441,413	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	455,230
1,773,000	United Air Lines, Inc., 9.875%, 8/01/2013, 144A	1,861,650
585,000	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	573,300
4,355,000	US Airways Pass Through Trust, Series 2010-1C, Class C, 11.000%, 10/22/2014	4,355,000
1,685,000	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	1,685,000
695,000	US Airways Pass Through Trust, Series 2011-1C, Class C, 10.875%, 10/22/2014	695,000

		11,642,952

	Automotive – 1.7%
600,000	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 6/15/2021, 144A	588,000
500,000	Cummins, Inc., 6.750%, 2/15/2027	539,432
15,000	Ford Motor Co., 6.375%, 2/01/2029	14,323
20,000	Ford Motor Co., 6.500%, 8/01/2018	21,001
95,000	Ford Motor Co., 6.625%, 2/15/2028	93,176
1,945,000	Ford Motor Co., 6.625%, 10/01/2028	1,906,816
230,000	Ford Motor Co., 7.125%, 11/15/2025	227,270

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$1,905,000	Ford Motor Co., 7.450%, 7/16/2031	$2,159,578
40,000	Ford Motor Co., 7.500%, 8/01/2026	40,509
2,090,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	1,995,950

		7,586,055

	Banking – 0.5%
7,000,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	816,116
11,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	1,276,310

		2,092,426

	Building Materials – 1.7%
440,000	Masco Corp., 5.850%, 3/15/2017	437,792
750,000	Masco Corp., 6.125%, 10/03/2016	770,435
670,000	Masco Corp., 6.500%, 8/15/2032	600,594
1,225,000	Owens Corning, Inc., 7.000%, 12/01/2036	1,241,092
4,595,000	USG Corp., 6.300%, 11/15/2016	4,043,600
620,000	USG Corp., 9.750%, 1/15/2018	610,700

		7,704,213

	Chemicals – 2.7%
3,043,000	Hercules, Inc., 6.500%, 6/30/2029	2,571,335
475,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	494,000
1,824,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023	1,500,240
430,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016	395,600
2,641,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021	2,429,720
5,327,000	Reichhold Industries, Inc., 9.000%, 8/15/2014, 144A(b)	4,780,982

		12,171,877

	Collateralized Mortgage Obligations – 0.3%
538,642	Banc of America Alternative Loan Trust, Series 2007-1, Class 2A1, 5.681%, 4/25/2037(c)	410,611
722,457	Banc of America Funding Corp., Series 2007-8, Class 4A1, 6.000%, 8/25/2037	634,768
192,490	WaMu Mortgage Pass Through Certificates, Series 2007-OA6, Class 2A, 2.609%, 7/25/2047(c)	110,557

		1,155,936

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Commercial Mortgage-Backed Securities – 0.3%
$555,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	$588,327
87,237	GSR Mortgage Loan Trust, Series 2005-AR2, Class 2A1, 2.732%, 4/25/2035(c)	76,509
415,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.817%, 6/15/2049(c)	447,577
205,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	219,801

		1,332,214

	Construction Machinery – 0.5%
1,200,000	Terex Corp., 8.000%, 11/15/2017	1,230,000
965,000	United Rentals North America, Inc., 10.875%, 6/15/2016	1,079,594

		2,309,594

	Consumer Cyclical Services – 0.0%
135,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	124,875
90,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	73,800

		198,675

	Consumer Products – 0.3%
945,000	Acco Brands Corp., 7.625%, 8/15/2015	940,275
400,000	Visant Corp., 10.000%, 10/01/2017	414,000

		1,354,275

	Electric – 2.8%
560,000	AES Corp. (The), 7.375%, 7/01/2021, 144A	568,400
308,126	AES Ironwood LLC, 8.857%, 11/30/2025	312,748
100,000	Dynegy Holdings, Inc., 7.125%, 5/15/2018	69,000
490,000	Dynegy Holdings, Inc., 7.625%, 10/15/2026	330,750
1,500,000	Dynegy Holdings, Inc., 7.750%, 6/01/2019	1,091,250
720,000	Edison Mission Energy, 7.625%, 5/15/2027	529,200
287,056	Midwest Generation LLC, Series B, 8.560%, 1/02/2016	294,232
1,685,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(b)(e)	657,150
663,750	Quezon Power Philippines LC, 8.860%, 6/15/2017	720,169
1,025,000	RRI Energy, Inc., 7.875%, 6/15/2017	1,030,125

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$2,845,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.500%, 10/01/2020, 144A	$2,795,212
2,390,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Series A, 10.250%, 11/01/2015	1,445,950
920,000	TXU Corp., Series P, 5.550%, 11/15/2014	726,800
1,515,000	TXU Corp., Series Q, 6.500%, 11/15/2024	757,500
420,000	TXU Corp., Series R, 6.550%, 11/15/2034	205,800
1,000,000	White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(b)	957,960

		12,492,246

	Government Owned - No Guarantee – 0.8%
400,000	DP World Ltd., 6.850%, 7/02/2037, 144A	382,000
9,000,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	1,034,179
16,700,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	1,988,693
560,000	Petroleos de Venezuela SA, 5.375%, 4/12/2027	282,800

		3,687,672

	Healthcare – 4.1%
1,135,000	Gentiva Health Services, Inc., 11.500%, 9/01/2018	1,197,425
30,000	HCA, Inc., 6.250%, 2/15/2013	31,050
550,000	HCA, Inc., 6.500%, 2/15/2016	559,625
1,020,000	HCA, Inc., 7.050%, 12/01/2027	884,850
965,000	HCA, Inc., 7.190%, 11/15/2015	972,237
865,000	HCA, Inc., 7.500%, 12/15/2023	815,263
4,240,000	HCA, Inc., 7.500%, 11/06/2033	3,837,200
1,370,000	HCA, Inc., 7.690%, 6/15/2025	1,280,950
375,000	HCA, Inc., 8.360%, 4/15/2024	373,125
600,000	HCA, Inc., MTN, 7.580%, 9/15/2025	558,000
1,550,000	HCA, Inc., MTN, 7.750%, 7/15/2036	1,418,250
685,000	Kindred Healthcare, Inc., 8.250%, 6/01/2019, 144A	681,575
6,874,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	5,739,790
300,000	Tenet Healthcare Corp., 9.250%, 2/01/2015	328,125

		18,677,465

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Home Construction – 0.7%
$185,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2015	$134,588
1,068,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	651,480
425,000	K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014	367,625
272,000	K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014	234,600
755,000	K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016	469,987
1,260,000	KB Home, 7.250%, 6/15/2018	1,138,725
400,000	Pulte Group, Inc., 6.000%, 2/15/2035	312,000

		3,309,005

	Independent Energy – 0.2%
920,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	963,737

	Industrial Other – 2.1%
9,150,000	Connacher Oil and Gas Ltd., 8.750%, 8/01/2018, 144A, (CAD)	9,384,905

	Life Insurance – 0.6%
1,810,000	MetLife, Inc., 10.750%, 8/01/2069	2,547,575

	Local Authorities – 3.9%
12,200,000	Province of Ontario, Canada, 4.200%, 3/08/2018, (CAD)	13,406,275
4,720,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	4,281,885

		17,688,160

	Media Non-Cable – 1.6%
3,265,000	Clear Channel Communications, Inc., 5.750%, 1/15/2013	3,191,537
4,150,000	Clear Channel Communications, Inc., 9.000%, 3/01/2021, 144A	3,973,625

		7,165,162

	Metals & Mining – 3.8%
9,080,000	Algoma Acquisition Corp., 9.875%, 6/15/2015, 144A	8,444,400
4,740,000	United States Steel Corp., 6.050%, 6/01/2017	4,704,450
2,020,000	United States Steel Corp., 6.650%, 6/01/2037	1,772,550
2,035,000	United States Steel Corp., 7.000%, 2/01/2018	2,055,350

		16,976,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Consumer – 3.8%
$700,000	AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	$472,500
4,350,000	Residential Capital LLC, 9.625%, 5/15/2015	4,317,375
115,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	108,861
4,550,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	3,820,917
2,020,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	2,217,178
1,250,000	Springleaf Finance Corp., 3.250%, 1/16/2013, (EUR)	1,711,808
900,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	803,250
525,000	Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	480,375
2,395,000	Springleaf Finance Corp., Series I, MTN, 5.850%, 6/01/2013	2,365,063
800,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	734,000

		17,031,327

	Non-Captive Diversified – 3.6%
585,000	Ally Financial, Inc., 8.000%, 12/31/2018	625,950
208,000	Ally Financial, Inc., 8.000%, 11/01/2031	225,160
894,866	CIT Group, Inc., 7.000%, 5/01/2015	895,985
2,021,450	CIT Group, Inc., 7.000%, 5/01/2016	2,013,870
5,013,031	CIT Group, Inc., 7.000%, 5/01/2017	5,000,498
250,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	216,706
3,035,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	2,632,205
490,000	International Lease Finance Corp., 8.250%, 12/15/2020	529,200
65,000	iStar Financial, Inc., 5.500%, 6/15/2012	64,513
555,000	iStar Financial, Inc., 5.850%, 3/15/2017	475,912
1,335,000	iStar Financial, Inc., 5.875%, 3/15/2016	1,151,437
20,000	iStar Financial, Inc., 6.050%, 4/15/2015	18,100
1,770,000	iStar Financial, Inc., 8.625%, 6/01/2013	1,805,400
120,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	110,100
565,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	528,275

		16,293,311

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Oil Field Services – 0.0%
$210,000	Parker Drilling Co., 9.125%, 4/01/2018	$221,550

	Packaging – 0.4%
1,555,000	Owens-Illinois, Inc., 7.800%, 5/15/2018	1,679,400

	Paper – 2.4%
1,390,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	1,544,490
255,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	288,096
3,620,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	4,166,833
865,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	1,027,225
2,930,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	3,701,765

		10,728,409

	Pipelines – 0.8%
1,430,000	El Paso Corp., 6.950%, 6/01/2028	1,546,093
1,055,000	El Paso Corp., 7.420%, 2/15/2037	1,172,500
1,000,000	Transportadora de Gas del Sur SA, 7.875%, 5/14/2017, 144A	970,000

		3,688,593

	Property & Casualty Insurance – 0.8%
940,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	559,300
3,245,000	White Mountains Re Group Ltd., (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 5/29/2049, 144A	3,096,022

		3,655,322

	Railroads – 0.1%
314,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)	222,940
30,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(b)	28,875

		251,815

	REITs - Office Property – 0.1%
470,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	512,867

	Retailers – 3.2%
430,000	Dillard’s, Inc., 6.625%, 1/15/2018	430,000
450,000	Dillard’s, Inc., 7.000%, 12/01/2028	414,000
750,000	Dillard’s, Inc., 7.130%, 8/01/2018	765,000

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Retailers – continued
$1,895,000		Dillard’s, Inc., 7.750%, 7/15/2026	$1,838,150
125,000		Dillard’s, Inc., 7.750%, 5/15/2027	120,000
170,000		Dillard’s, Inc., 7.875%, 1/01/2023	166,600
1,679,000		Foot Locker, Inc., 8.500%, 1/15/2022	1,716,777
3,494,000		Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	3,631,856
295,000		Macy’s Retail Holdings, Inc., 7.000%, 2/15/2028	332,429
5,185,000		Toys R Us, Inc., 7.375%, 10/15/2018	5,035,931

			14,450,743

		Sovereigns – 2.9%
1,881,000,000		Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	256,498
24,214,000,000		Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024, (IDR)	3,225,998
6,561,000,000		Indonesia Treasury Bond, Series FR52, 10.500%, 8/15/2030, (IDR)	884,889
4,897,000,000		Indonesia Treasury Bond, Series ZC3, Zero Coupon, 11/20/2012, (IDR)	529,235
208,681	(††)	Mexican Fixed Rate Bonds, Series M-10, 7.250%, 12/15/2016, (MXN)	1,858,474
95,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	859,918
180,000	(††)	Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012, (MXN)	1,623,062
4,170,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	2,912,440
23,500,000		Republic of Iceland, 4.250%, 8/24/2012, (ISK)	144,085
23,345,000		Republic of Iceland, 6.000%, 10/13/2016, (ISK)	141,897
49,000,000		Republic of Iceland, 7.250%, 5/17/2013, (ISK)	321,626
31,845,000		Republic of Iceland, 8.000%, 7/22/2011, (ISK)	192,181

			12,950,303

		Supermarkets – 2.6%
110,000		American Stores Co., 8.000%, 6/01/2026	100,100
1,865,000		American Stores Co., Series B, MTN, 7.100%, 3/20/2028	1,494,331
3,095,000		New Albertson’s, Inc., 7.450%, 8/01/2029	2,561,113
620,000		New Albertson’s, Inc., 7.750%, 6/15/2026	545,600
5,405,000		New Albertson’s, Inc., 8.000%, 5/01/2031	4,607,762

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Supermarkets – continued
$2,515,000	New Albertson’s, Inc., 8.700%, 5/01/2030	$2,276,075
370,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	280,275

		11,865,256

	Supranational – 0.2%
1,639,380,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A, (IDR)	172,550
8,600,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 5/20/2013, (IDR)	886,426

		1,058,976

	Technology – 2.9%
90,000	Advanced Micro Devices, Inc., 7.750%, 8/01/2020	92,700
7,840,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	7,056,000
3,655,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	3,280,362
960,000	Eastman Kodak Co., 7.250%, 11/15/2013	907,200
60,000	Freescale Semiconductor, Inc., 8.875%, 12/15/2014	62,550
12,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	13,347
2,250,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026(d)	1,698,750

		13,110,909

	Textile – 0.1%
890,000	Jones Apparel Group, Inc., 6.125%, 11/15/2034	680,850

	Transportation Services – 1.0%
2,685,000	APL Ltd., 8.000%, 1/15/2024(b)	1,772,100
1,454,148	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	1,395,983
289,324	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(e)	231,459
268,722	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016	231,101
399,542	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(e)	307,647
40,344	Atlas Air Pass Through Trust, Series 2000-1, Class C, 9.702%, 7/02/2011(e)	33,889
740,000	Teekay Corp., 8.500%, 1/15/2020	764,050

		4,736,229

	Treasuries – 1.8%
203,707	Hellenic Republic Government Bond, 2.300%, 7/25/2030, (EUR)	113,838

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
50,000	Hellenic Republic Government Bond, 4.500%, 9/20/2037, (EUR)	$30,707
50,000	Hellenic Republic Government Bond, 4.600%, 7/20/2018, (EUR)	35,502
2,160,000	Hellenic Republic Government Bond, 4.700%, 3/20/2024, (EUR)	1,426,460
3,225,000	Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	3,013,219
850,000	Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	773,473
175,000	Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	160,232
2,050,000	Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	1,812,669
750,000	Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	623,626
175,000	Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	153,672
225,000	Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	195,835

		8,339,233

	Wireless – 1.1%
4,035,000	Sprint Capital Corp., 6.875%, 11/15/2028	3,823,162
840,000	Sprint Capital Corp., 6.900%, 5/01/2019	865,200
215,000	Sprint Capital Corp., 8.750%, 3/15/2032	232,738

		4,921,100

	Wirelines – 5.6%
410,000	Axtel SAB de CV, 9.000%, 9/22/2019, 144A	400,365
385,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	311,850
760,000	Cincinnati Bell, Inc., 8.750%, 3/15/2018	722,000
3,180,000	Frontier Communications Corp., 7.875%, 1/15/2027	3,100,500
2,330,000	Frontier Communications Corp., 9.000%, 8/15/2031	2,388,250
1,590,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	1,621,800
1,081,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	1,112,079
145,000	Level 3 Financing, Inc., 9.375%, 4/01/2019, 144A	149,350
1,439,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,460,585
800,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	764,000
1,385,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	1,482,064

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$5,332,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	$5,451,970
1,936,000	Qwest Corp., 6.875%, 9/15/2033	1,865,820
1,500,000	Qwest Corp., 7.200%, 11/10/2026	1,470,000
645,000	Qwest Corp., 7.250%, 9/15/2025	667,575
1,407,000	Qwest Corp., 7.250%, 10/15/2035	1,392,930
985,000	Qwest Corp., 7.500%, 6/15/2023	986,231

		25,347,369

	Total Non-Convertible Bonds (Identified Cost $261,236,409)	294,873,791

Convertible Bonds – 19.9%
	Airlines – 0.5%
2,065,000	AMR Corp., 6.250%, 10/15/2014	2,003,050
175,000	UAL Corp., 4.500%, 6/30/2021	175,228

		2,178,278

	Automotive – 1.4%
3,530,000	Ford Motor Co., 4.250%, 11/15/2016	6,049,537

	Diversified Manufacturing – 1.4%
3,765,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	3,708,525
2,315,000	Trinity Industries, Inc., 3.875%, 6/01/2036	2,416,281

		6,124,806

	Electric – 0.1%
250,000	CMS Energy Corp., 5.500%, 6/15/2029	360,938

	Healthcare – 2.7%
3,325,000	Health Management Associates, Inc., 3.750%, 5/01/2028, 144A	4,218,594
2,470,000	Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(f)	2,395,900
345,000	LifePoint Hospitals, Inc., 3.250%, 8/15/2025	355,781
860,000	LifePoint Hospitals, Inc., 3.500%, 5/15/2014	920,200
3,833,000	Omnicare, Inc., 3.250%, 12/15/2035	3,665,306
610,000	Omnicare, Inc., 3.750%, 12/15/2025	813,588

		12,369,369

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Independent Energy – 1.3%
$5,045,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	$4,572,031
1,340,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	1,410,350

		5,982,381

	Life Insurance – 1.2%
5,428,000	Old Republic International Corp., 3.750%, 3/15/2018	5,373,720

	Media Non-Cable – 0.0%
60,988	Liberty Media LLC, 3.500%, 1/15/2031	32,934

	Metals & Mining – 1.1%
1,250,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	1,490,625
2,280,000	United States Steel Corp., 4.000%, 5/15/2014	3,622,350

		5,112,975

	Pharmaceuticals – 2.3%
2,215,000	Human Genome Sciences, Inc., 2.250%, 10/15/2011	3,488,625
3,325,000	Human Genome Sciences, Inc., 2.250%, 8/15/2012	4,837,875
2,091,000	Nektar Therapeutics, 3.250%, 9/28/2012	2,085,772

		10,412,272

	Technology – 6.2%
540,000	Ciena Corp., 0.250%, 5/01/2013	525,825
7,835,000	Ciena Corp., 0.875%, 6/15/2017	6,630,369
3,420,000	Ciena Corp., 3.750%, 10/15/2018, 144A	4,018,500
175,000	Ciena Corp., 4.000%, 3/15/2015, 144A	208,469
3,920,000	Eastman Kodak Co., 7.000%, 4/01/2017	3,420,200
5,750,000	Intel Corp., 3.250%, 8/01/2039	7,015,000
3,020,000	Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	3,178,550
240,000	Micron Technology, Inc., 1.875%, 6/01/2014	234,000
1,050,000	Teradyne, Inc., 4.500%, 3/15/2014	2,925,562

		28,156,475

	Textile – 0.3%
10,000	Dixie Yarns, Inc., 7.000%, 5/15/2012	9,913

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Textile – continued
$1,345,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016, 144A	$1,413,931

		1,423,844

	Wirelines – 1.4%
830,000	Level 3 Communications, Inc., 3.500%, 6/15/2012	827,925
2,210,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(b)	3,513,900
1,190,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(b)	1,892,100

		6,233,925

	Total Convertible Bonds (Identified Cost $69,579,148)	89,811,454

Municipals – 0.1%
	District of Columbia – 0.1%
540,000	Metropolitan Washington DC Airports Authority, Series D, 8.000%, 10/01/2047 (Identified Cost $540,000)	539,374

	Total Bonds and Notes (Identified Cost $331,355,557)	385,224,619

Senior Loans – 0.5%
	Media Non-Cable – 0.4%
2,014,054	Dex Media West, LLC, New Term Loan, 7.000%, 10/24/2014(c)	1,673,094
179,875	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(c)	107,434

		1,780,528

	Wireless – 0.0%
78,893	Hawaiian Telcom Communications, Inc., Exit Term Loan, 9.000%, 11/01/2015(c)(g)	80,980

	Wirelines – 0.1%
340,000	FairPoint Communications, Inc., New Term Loan B, 1/22/2016(h)	304,603
205,983	FairPoint Communications, Inc., New Term Loan B, 6.500%, 1/22/2016(c)	184,538

		489,141

	Total Senior Loans (Identified Cost $2,735,558)	2,350,649

Shares
Common Stocks – 7.2%
	Automobiles – 1.4%
465,000	Ford Motor Co.(e)	6,412,350

	Biotechnology – 1.9%
165,617	Vertex Pharmaceuticals, Inc.(e)	8,610,428

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – 0.3%
40,621	Owens-Illinois, Inc.(e)	$1,048,428
1,772	Rock-Tenn Co., Class A	117,554

		1,165,982

	Diversified Telecommunication Services – 0.1%
22,208	FairPoint Communications, Inc.(e)	204,536
2,627	Hawaiian Telcom Holdco, Inc.(e)	66,988

		271,524

	Electronic Equipment, Instruments & Components – 0.3%
69,766	Corning, Inc.	1,266,253

	Food Products – 0.0%
3,100	ConAgra Foods, Inc.	80,011

	Household Durables – 0.0%
6,775	KB Home	66,260

	Media – 0.0%
849	Dex One Corp.(e)	2,148
961	SuperMedia, Inc.(e)	3,604

		5,752

	Oil, Gas & Consumable Fuels – 0.1%
2,846	Chesapeake Energy Corp.	84,498
5,965	Repsol YPF SA, Sponsored ADR	207,343

		291,841

	Pharmaceuticals – 1.8%
64,900	Bristol-Myers Squibb Co.	1,879,504
117,041	Valeant Pharmaceuticals International, Inc.	6,081,450

		7,960,954

	REITs - Apartments – 0.1%
6,185	Apartment Investment & Management Co., Class A	157,903
32,565	Associated Estates Realty Corp.	529,181

		687,084

	REITs - Shopping Centers – 0.0%
7,868	Developers Diversified Realty Corp.	110,939

	Semiconductors & Semiconductor Equipment – 1.2%
245,350	Intel Corp.	5,436,956

	Total Common Stocks (Identified Cost $22,027,298)	32,366,334

Preferred Stocks – 3.4%
Convertible Preferred Stocks – 2.8%
	Automotive – 1.2%
86,000	General Motors Co., Series B, 4.750%	4,191,640
20,345	Goodyear Tire & Rubber Co. (The), 5.875%	1,131,589

		5,323,229

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	Banking – 0.2%
14,200	Sovereign Capital Trust IV, 4.375%	$702,900
138	Wells Fargo & Co., Series L, Class A, 7.500%	146,280

		849,180

	Construction Machinery – 0.1%
14,328	United Rentals Trust I, 6.500%	648,342

	Consumer Products – 0.1%
4,550	Newell Financial Trust I, 5.250%	213,850

	Electric – 0.2%
17,119	AES Trust III, 6.750%	843,282
4,150	CMS Energy Trust I, 7.750%(b)(i)	186,750

		1,030,032

	Home Construction – 0.0%
11,000	Hovnanian Enterprises, Inc., 7.250%	176,550

	Pipelines – 0.3%
29,700	El Paso Energy Capital Trust I, 4.750%	1,322,244

	Technology – 0.7%
3,260	Lucent Technologies Capital Trust I, 7.750%	3,207,025

	Total Convertible Preferred Stocks (Identified Cost $11,522,370)	12,770,452

Non-Convertible Preferred Stocks – 0.6%
	Banking – 0.3%
18,000	Bank of America Corp., 6.375%	410,580
23,925	Citigroup Capital XIII, (fixed rate to 10/30/2015, variable rate thereafter), 7.875%	664,637
7,075	Countrywide Capital IV, 6.750%	175,106

		1,250,323

	Home Construction – 0.1%
59,994	Hovnanian Enterprises, Inc., 7.625%(e)	292,771

	Non-Captive Consumer – 0.1%
12,475	SLM Corp., Series A, 6.970%	592,687

	Non-Captive Diversified – 0.1%
448	Ally Financial, Inc., Series G, 7.000%, 144A	421,036

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – continued
	REITs - Warehouse/Industrials – 0.0%
3,363	ProLogis, Inc., Series Q, 8.540%	$191,691

	Total Non-Convertible Preferred Stocks (Identified Cost $2,413,574)	2,748,508

	Total Preferred Stocks (Identified Cost $13,935,944)	15,518,960

Closed End Investment Companies – 0.1%
27,262	Highland Credit Strategies Fund (Identified Cost $396,584)	209,372

Warrants – 0.0%
33,185	FairPoint Communications, Inc., Expiration on 1/24/2018(b)(e)(i) (Identified Cost $0)	—

Principal Amount
Short-Term Investments – 0.0%
$35,071	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2011 at 0.000% to be repurchased at $35,071 on 7/01/2011 collateralized by $40,000 U.S. Treasury Note, 1.3750% due 5/15/2013 valued at $40,766 including accrued interest(j)	35,071
126,923	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2011 at 0.000% to be repurchased at $126,923 on 7/01/2011 collateralized by $130,000 Federal National Mortgage Association, 2.250% due 3/15/2016 valued at $133,054 including accrued interest(j)	126,923

	Total Short-Term Investments (Identified Cost $161,994)	161,994

	Total Investments – 96.4% (Identified Cost $370,612,935)(a)	435,831,928
	Other assets less liabilities – 3.6%	16,269,644

	Net Assets – 100.0%	$452,101,572

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and equity securities for which market quotations are not readily available are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker.

Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2011, the net unrealized appreciation on investments based on a cost of $370,744,948 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$76,149,858
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(11,062,878)

Net unrealized appreciation	$65,086,980

(b)	Illiquid security. At June 30, 2011, the value of these securities amounted to $14,012,757 or 3.1% of net assets.
(c)	Variable rate security. Rate as of June 30, 2011 is disclosed.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Non-income producing security.
(f)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(g)	All or a portion of interest payment is paid-in-kind.
(h)	Position is unsettled. Contract rate was not determined at June 30, 2011 and does not take effect until settlement date.
(i)	Fair valued security by the Fund’s investment adviser. At June 30, 2011, the value of these securities amounted to $186,750 representing less than 0.1% of net assets.
(j)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of Rule 144A holdings amounted to $69,189,340 or 15.3% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
BRL	Brazilian Real

CAD	Canadian Dollar
EUR	Euro
IDR	Indonesian Rupiah
ISK	Icelandic Krona
MXN	Mexican Peso
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*
Non-Convertible Bonds	$—	$294,873,791	$—	$294,873,791
Convertible Bonds	—	89,811,454	—	89,811,454
Municipals	—	539,374	—	539,374

Total Bonds and Notes	—	385,224,619	—	385,224,619

Senior Loans*	—	2,350,649	—	2,350,649
Common Stocks*	32,366,334	—	—	32,366,334
Preferred Stocks
Convertible Preferred Stocks Automotive	5,323,229	—	—	5,323,229
Banking	146,280	702,900	—	849,180
Construction Machinery	—	648,342	—	648,342
Consumer Products	—	213,850	—	213,850
Electric	843,282	—	186,750	1,030,032
Home Construction	176,550	—	—	176,550
Pipelines	1,322,244	—	—	1,322,244
Technology	3,207,025	—	—	3,207,025

Total Convertible Preferred Stocks	11,018,610	1,565,092	186,750	12,770,452

Non-Convertible Preferred Stocks*	2,327,472	421,036	—	2,748,508

Total Preferred Stocks	13,346,082	1,986,128	186,750	15,518,960

Closed End Investment Companies	209,372	—	—	209,372
Warrants	—	—	—	—
Short-Term Investments	—	161,994	—	161,994

Total Investments	$45,921,788	$389,723,390	$186,750	$435,831,928

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Preferred stocks valued at $598,125 were transferred from Level 2 to Level 1 during the period ended June 30, 2011. At September 30, 2010, this security was valued at original purchase price due to a market quotation not being readily available; at June 30, 2011, this security was valued at a market price in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2011:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2011
Bonds and Notes
Non-Convertible Bonds
Airlines	$971,693	$—	$—	$—	$—	$—	$—	$(971,693)	$—	$—
Preferred Stocks
Convertible Preferred Stocks
Electric	145,250	—	—	41,500	—	—	—	—	186,750	41,500

Total	$1,116,943	$—	$—	$41,500	$—	$—	$—	$(971,693)	$186,750	$41,500

Debt securities valued at $971,693 were transferred from Level 3 to Level 2 during the period ended June 30, 2011. At September 30, 2010, this security was valued using broker-dealer bid quotations based on inputs unobservable to the Fund; at June 30, 2011, this security was valued on the basis of evaluated bids furnished to the Fund by a pricing service.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2011 (Unaudited)

Technology	9.8%
Wirelines	7.1
Healthcare	6.8
Metals & Mining	4.9
Automotive	4.3
Pharmaceuticals	4.1
Local Authorities	3.9
Non-Captive Consumer	3.9
Non-Captive Diversified	3.7
Retailers	3.2
Electric	3.1
Airlines	3.1
Sovereigns	2.9
Chemicals	2.7
Supermarkets	2.6
Paper	2.4
Industrial Other	2.1
Media Non-Cable	2.0
Other Investments, less than 2% each	23.8

Total Investments	96.4
Other assets less liabilities	3.6

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2011 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 98.3% of Net Assets
	ABS Car Loan – 3.9%
$335,000	Ally Master Owner Trust, Series 2011-1, Class A2, 2.150%, 1/15/2016	$339,381
150,000	AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A3, 1.390%, 9/08/2015	150,615
120,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A, 4.640%, 5/20/2016, 144A	129,102
310,000	BMW Vehicle Lease Trust, Series 2011-1, Class A3, 1.060%, 2/20/2014	311,162
280,000	CarMax Auto Owner Trust, Series 2011-1, Class A3, 1.290%, 9/15/2015	281,402
260,000	Ford Credit Floorplan Master Owner Trust, Series 2010-5, Class A1, 1.500%, 9/15/2015	261,024
225,000	Hyundai Auto Receivables Trust, Series 2011-B, Class A4, 1.650%, 2/15/2017	226,159
320,000	Santander Drive Auto Receivables Trust, Series 2011-1, Class A3, 1.280%, 1/15/2015	320,437
270,000	World Omni Auto Receivables Trust, Series 2011-A, Class A3, 1.110%, 5/15/2015	270,440

		2,289,722

	ABS Credit Card – 2.0%
260,000	BA Credit Card Trust, Series 2008-A5, Class A5, 1.387%, 12/16/2013(b)	260,117
60,000	Capital One Multi-Asset Execution Trust, Series 2004-A4, Class A4, 0.407%, 3/15/2017(b)	59,969
315,000	Chase Issuance Trust, Series 2007-A16, Class A16, 0.547%, 6/16/2014(b)	315,601
150,000	Discover Card Master Trust I, Series 2007-3, Class A2, 0.237%, 10/16/2014(b)	149,858
140,000	MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 0.447%, 8/16/2021(b)	138,834
210,000	MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1, 4.450%, 8/15/2016	225,275

		1,149,654

	ABS Home Equity – 0.1%
79,341	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	74,768

	ABS Other – 0.4%
209,375	CIT Equipment Collateral, Series 2008-VT1, Class A3, 6.590%, 12/22/2014	210,989

	ABS Student Loan – 1.6%
450,000	North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 1.135%, 7/25/2025	438,336
525,000	South Carolina Student Loan Corp., Series 2010-1, Class A2, 1.274%, 7/25/2025(b)	521,824

		960,160

	Aerospace & Defense – 1.1%
285,000	Goodrich Corp., 4.875%, 3/01/2020	300,747

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Aerospace & Defense – continued
$355,000	Raytheon Co., 3.125%, 10/15/2020	$333,270

		634,017

	Airlines – 0.3%
182,292	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	198,698

	Automotive – 0.4%
235,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	251,139

	Banking – 5.9%
85,000	American Express Co., 5.500%, 9/12/2016	94,751
330,000	American Express Co., 6.150%, 8/28/2017	376,057
460,000	Bank of America Corp., 5.650%, 5/01/2018	484,992
250,000	Barclays Bank PLC, 5.000%, 9/22/2016	268,935
375,000	Bear Stearns Cos., Inc. (The), 7.250%, 2/01/2018	445,309
550,000	Citigroup, Inc., 6.010%, 1/15/2015	605,241
205,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.400%, 8/28/2017	223,774
475,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	523,257
100,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	107,505
40,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	40,199
265,000	Wells Fargo & Co., 3.625%, 4/15/2015	277,031

		3,447,051

	Building Materials – 0.1%
30,000	Masco Corp., 7.125%, 3/15/2020	30,709

	Chemicals – 0.2%
130,000	Eastman Chemical Co., 4.500%, 1/15/2021	130,418

	Collateralized Mortgage Obligations – 5.2%
130,044	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 5.652%, 7/25/2021(b)	97,764
725,000	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021	733,637
435,000	FHLMC Multifamily Structured Pass Through Certificates, Series K702, Class A2, 3.154%, 2/25/2018	434,695
140,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900%, 10/29/2020	139,738
437,314	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 0.635%, 10/07/2020(b)	438,137

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$1,164,242	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 0.745%, 12/08/2020(b)	$1,170,878

		3,014,849

	Commercial Mortgage-Backed Securities – 12.0%
375,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.414%, 9/10/2047	400,751
327,147	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/2049(b)	330,101
255,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	273,117
250,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.715%, 6/11/2040(b)	271,112
45,000	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.431%, 10/15/2049	48,842
265,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	281,176
140,000	Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, 5.815%, 12/10/2049(b)	153,773
250,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	261,173
400,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.702%, 6/15/2039(b)	423,245
360,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	381,617
165,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.881%, 7/10/2038(b)	183,190
175,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	187,784
470,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.800%, 8/10/2045(b)	504,592
200,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	213,752
85,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.741%, 2/12/2049(b)	92,252
410,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.817%, 6/15/2049(b)	442,184
210,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	225,162
320,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, 5.430%, 2/12/2039(b)	349,218
210,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 5.902%, 6/12/2046(b)	231,875
237,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	251,723
144,845	Morgan Stanley Capital I, Series 2006-T23, Class A2, 5.752%, 8/12/2041(b)	146,063
400,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	429,215
475,000	Morgan Stanley Capital I, Series 2007-IQ15, Class A4, 5.879%, 6/11/2049(b)	519,330

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Commercial Mortgage-Backed Securities – continued
$420,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	$442,219

		7,043,466

	Construction Machinery – 0.7%
290,000	Caterpillar Financial Services Corp., MTN, 6.125%, 2/17/2014	325,942
90,000	John Deere Capital Corp., MTN, 4.500%, 4/03/2013	95,728

		421,670

	Consumer Cyclical Services – 0.1%
30,000	Expedia, Inc., 5.950%, 8/15/2020	29,175

	Consumer Products – 0.6%
325,000	Koninklijke (Royal) Philips Electronics NV, 4.625%, 3/11/2013	342,928

	Distributors – 0.2%
90,000	EQT Corp., 8.125%, 6/01/2019	110,094

	Diversified Manufacturing – 1.1%
90,000	Snap-On, Inc., 4.250%, 1/15/2018	93,335
300,000	Tyco International Finance SA, 3.750%, 1/15/2018	303,000
220,000	Tyco International Finance SA, 4.125%, 10/15/2014	234,023

		630,358

	Electric – 3.0%
260,000	Carolina Power & Light Co., 5.250%, 12/15/2015	293,296
5,000	Carolina Power & Light Co., 6.500%, 7/15/2012	5,294
245,000	Consolidated Edison Co. of NY, Inc., 7.125%, 12/01/2018	301,425
150,000	Duke Energy Corp., 5.625%, 11/30/2012	159,739
180,000	Duke Energy Corp., 5.650%, 6/15/2013	195,199
140,000	NextEra Energy Capital Holdings, Inc., 0.668%, 11/09/2012(b)	140,398
265,000	Southern California Edison Co., 5.750%, 3/15/2014	296,462
115,000	Southern Co., 0.674%, 10/21/2011(b)	115,127
205,000	Virginia Electric and Power Co., 5.100%, 11/30/2012	217,113

		1,724,053

	Entertainment – 0.8%
265,000	Time Warner, Inc., 5.875%, 11/15/2016	302,906

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Entertainment – continued
$145,000	Walt Disney Co., 5.700%, 7/15/2011	$145,209

		448,115

	Environmental – 0.2%
90,000	Waste Management, Inc., 6.375%, 3/11/2015	102,981

	Food & Beverage – 1.3%
100,000	HJ Heinz Finance Co., 6.000%, 3/15/2012	103,791
300,000	Kellogg Co., 5.125%, 12/03/2012	318,003
270,000	Kraft Foods, Inc., 6.125%, 8/23/2018	309,637

		731,431

	Government Owned - No Guarantee – 0.3%
150,000	Federal National Mortgage Association, 5.375%, 6/12/2017	174,581

	Health Insurance – 1.3%
275,000	UnitedHealth Group, Inc., 4.875%, 2/15/2013	290,798
260,000	WellPoint, Inc., 4.350%, 8/15/2020	262,544
165,000	WellPoint, Inc., 5.250%, 1/15/2016	184,014
35,000	WellPoint, Inc., 6.000%, 2/15/2014	38,928

		776,284

	Healthcare – 1.3%
285,000	Express Scripts, Inc., 3.125%, 5/15/2016	286,756
20,000	Express Scripts, Inc., 6.250%, 6/15/2014	22,523
335,000	McKesson Corp., 3.250%, 3/01/2016	345,396
105,000	McKesson Corp., 6.500%, 2/15/2014	118,032

		772,707

	Hybrid ARMs – 0.3%
143,511	FHLMC, 2.572%, 1/01/2035(b)	150,270

	Independent Energy – 1.3%
100,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	112,559
110,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	126,097
260,000	Devon Energy Corp., 5.625%, 1/15/2014	288,131
150,000	Encana Corp., 6.500%, 5/15/2019	176,191

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Independent Energy – continued
$55,000	XTO Energy, Inc., 4.900%, 2/01/2014	$60,294

		763,272

	Integrated Energy – 1.0%
285,000	BP Capital Markets PLC, 3.125%, 10/01/2015	292,608
70,000	Hess Corp., 7.000%, 2/15/2014	79,501
170,000	XTO Energy, Inc., 5.750%, 12/15/2013	190,541

		562,650

	Life Insurance – 0.9%
130,000	American International Group, Inc., 3.650%, 1/15/2014	132,482
30,000	Lincoln National Corp., 4.300%, 6/15/2015	31,591
255,000	MetLife, Inc., 4.750%, 2/08/2021	259,951
70,000	Unum Group, 5.625%, 9/15/2020	73,302

		497,326

	Lodging – 0.0%
15,000	Wyndham Worldwide Corp., 5.750%, 2/01/2018	15,489

	Media Cable – 2.2%
335,000	Comcast Corp., 4.950%, 6/15/2016	367,743
100,000	Cox Communications, Inc., 4.625%, 6/01/2013	106,184
215,000	Cox Communications, Inc., 5.450%, 12/15/2014	239,624
290,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.000%, 3/01/2021	300,364
250,000	Time Warner Cable, Inc., 8.250%, 2/14/2014	290,787

		1,304,702

	Media Non-Cable – 0.3%
175,000	Thomson Reuters Corp., 5.950%, 7/15/2013	191,414

	Metals & Mining – 1.1%
260,000	Alcoa, Inc., 6.150%, 8/15/2020	275,440
235,000	ArcelorMittal, 9.850%, 6/01/2019	297,917
70,000	Teck Resources Ltd., 3.150%, 1/15/2017	70,045

		643,402

	Mortgage Related – 5.3%
367,721	FHLMC, 4.000%, 6/01/2025	383,543

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$885,194	FHLMC, 4.500%, with various maturities from 2019 to 2025(c)	$938,961
2,041	FHLMC, 5.500%, 3/01/2013	2,207
3,091	FHLMC, 6.000%, 11/01/2012	3,186
2,582	FHLMC, 6.500%, 1/01/2024	2,933
287	FHLMC, 8.000%, 7/01/2025	341
715,555	FNMA, 4.000%, 4/01/2024	747,125
357,357	FNMA, 4.500%, 4/01/2024	379,713
590,744	FNMA, 5.500%, with various maturities from 2017 to 2020(c)	641,921
3,700	FNMA, 6.000%, 9/01/2021	4,055
1,094	FNMA, 7.500%, 6/01/2016	1,210
1,648	FNMA, 8.000%, 6/01/2015	1,783
6,843	GNMA, 6.500%, 12/15/2023	7,811
1,652	GNMA, 8.500%, 9/15/2022	1,789
3,859	GNMA, 9.500%, 1/15/2019	4,601

		3,121,179

	Non-Captive Consumer – 0.4%
225,000	SLM Corp., MTN, 6.250%, 1/25/2016	233,438

	Non-Captive Diversified – 1.0%
550,000	General Electric Capital Corp., MTN, 5.500%, 1/08/2020	588,994

	Oil Field Services – 1.2%
305,000	Cameron International Corp., 1.183%, 6/02/2014(b)	306,226
285,000	Ensco PLC, 3.250%, 3/15/2016	289,376
115,000	Rowan Cos., Inc., 5.000%, 9/01/2017	123,042

		718,644

	Pharmaceuticals – 1.0%
275,000	Eli Lilly & Co., 4.200%, 3/06/2014	296,899
270,000	Schering-Plough Corp., 5.300%, 12/01/2013	298,548

		595,447

	Pipelines – 1.8%
290,000	Energy Transfer Partners LP, 6.000%, 7/01/2013	313,403

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Pipelines – continued
$245,000	NiSource Finance Corp., 6.125%, 3/01/2022	$269,916
175,000	Questar Corp., 2.750%, 2/01/2016	177,315
265,000	Spectra Energy Capital LLC, 5.668%, 8/15/2014	293,386

		1,054,020

	Property & Casualty Insurance – 0.3%
155,000	Willis Group Holdings PLC, 4.125%, 3/15/2016	158,028
15,000	Willis North America, Inc., 7.000%, 9/29/2019	16,620

		174,648

	Railroads – 1.7%
350,000	Burlington Northern Santa Fe Corp., 7.000%, 2/01/2014	398,433
245,000	CSX Corp., 3.700%, 10/30/2020	235,642
30,000	CSX Corp., 6.150%, 5/01/2037	32,124
260,000	Union Pacific Corp., 5.750%, 11/15/2017	298,714

		964,913

	REITs - Apartments – 0.4%
250,000	ERP Operating LP, 6.625%, 3/15/2012	259,788

	REITs - Shopping Centers – 0.5%
280,000	Federal Realty Investment Trust, 5.400%, 12/01/2013	302,912

	Retailers – 0.2%
130,000	Macy’s Retail Holdings, Inc., 5.350%, 3/15/2012	133,294

	Supermarkets – 0.2%
50,000	Kroger Co. (The), 6.200%, 6/15/2012	52,521
65,000	Kroger Co. (The), 6.750%, 4/15/2012	67,964

		120,485

	Technology – 3.4%
265,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	305,213
580,000	Cisco Systems, Inc., 2.900%, 11/17/2014	610,094
95,000	Corning, Inc., 4.250%, 8/15/2020	95,367
160,000	Equifax, Inc., 7.000%, 7/01/2037	171,665
290,000	Hewlett-Packard Co., 0.654%, 5/30/2014(b)	291,341

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Technology – continued
$230,000	IBM International Group Capital, 5.050%, 10/22/2012	$243,500
275,000	Oracle Corp., 4.950%, 4/15/2013	295,034

		2,012,214

	Tobacco – 1.1%
205,000	Altria Group, Inc., 9.700%, 11/10/2018	269,395
365,000	Philip Morris International, Inc., 2.500%, 5/16/2016	365,543

		634,938

	Transportation Services – 0.5%
300,000	ERAC USA Finance LLC, 2.250%, 1/10/2014, 144A	302,992

	Treasuries – 23.8%
595,000	U.S. Treasury Bond, 4.250%, 11/15/2040	581,612
225,000	U.S. Treasury Bond, 4.375%, 11/15/2039	225,106
2,415,000	U.S. Treasury Note, 1.125%, 12/15/2012	2,442,263
2,105,000	U.S. Treasury Note, 1.750%, 4/15/2013	2,154,510
1,210,000	U.S. Treasury Note, 1.750%, 5/31/2016	1,211,888
250,000	U.S. Treasury Note, 1.875%, 6/30/2015	255,859
200,000	U.S. Treasury Note, 2.500%, 4/30/2015	209,750
565,000	U.S. Treasury Note, 2.750%, 2/15/2019	570,429
3,185,000	U.S. Treasury Note, 3.125%, 5/15/2021	3,176,050
140,000	U.S. Treasury Note, 3.625%, 2/15/2020	148,105
1,775,000	U.S. Treasury Note, 4.250%, 8/15/2014	1,961,790
980,000	U.S. Treasury Note, 4.875%, 7/31/2011	983,904

		13,921,266

	Wireless – 1.3%
250,000	America Movil SAB de CV, 3.625%, 3/30/2015	261,990
5,000	Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	4,994
170,000	Sprint Nextel Corp., 6.000%, 12/01/2016	169,787
330,000	Vodafone Group PLC, 5.350%, 2/27/2012	340,037

		776,808

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Wirelines – 3.0%
$515,000	AT&T, Inc., 5.800%, 2/15/2019	$581,101
255,000	Embarq Corp., 7.995%, 6/01/2036	261,276
260,000	Qwest Corp., 6.875%, 9/15/2033	250,575
200,000	Telecom Italia Capital SA, 4.950%, 9/30/2014	208,534
435,000	Verizon Communications, Inc., 1.950%, 3/28/2014	442,080

		1,743,566

	Total Bonds and Notes (Identified Cost $55,904,498)	57,488,088

Short-Term Investments – 1.2%
685,224	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2011 at 0.000% to be repurchased at $685,224 on 7/01/2011 collateralized by $690,000 Federal Home Loan Mortgage Corp., 3.00% due 8/11/2017 valued at $699,488 including accrued interest(d) (Identified Cost $685,224)	685,224

	Total Investments – 99.5% (Identified Cost $56,589,722)(a)	58,173,312
	Other assets less liabilities – 0.5%	320,244

	Net Assets – 100.0%	$58,493,556

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and equity securities for which market quotations are not readily available are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Futures contracts are valued at their most recent settlement price.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2011, the net unrealized appreciation on investments based on a cost of $56,861,422 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,573,919
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(262,029)

Net unrealized appreciation	$1,311,890

At September 30, 2010, the Fund had a capital loss carryforward of $766,597 of which $83,490 expires on September 30, 2015, $222,423 expires on September 30, 2016 and $460,684 expires on September 30, 2017. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of June 30, 2011 limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of June 30, 2011, if any, may expire unused.

(b)	Variable rate security. Rate as of June 30, 2011 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of Rule 144A holdings amounted to $432,094 or 0.7% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$2,580,154	$434,695	$3,014,849
All Other Bonds and Notes*	—	54,473,239	—	54,473,239

Total Bonds and Notes	—	57,053,393	434,695	57,488,088

Short-Term Investments	—	685,224	—	685,224

Total	$—	$57,738,617	$434,695	$58,173,312

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2011:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2011
Bonds and Notes
ABS Car Loan	$160,000	$—	$—	$—	$—	$—	$—	$(160,000)	$—	$—
Collateralized Mortgage Obligations	—	—	—	(4,649)	439,344	—	—	—	434,695	(4,649)

Total	$160,000	$—	$—	$(4,649)	$439,344	$—	$—	$(160,000)	$434,695	$(4,649)

Debt securities valued at $160,000 were transferred from Level 3 to Level 2 during the period ended June 30, 2011. At September 30, 2010, this security was valued using broker-dealer bid quotations based on inputs unobservable to the Fund; at June 30, 2011, this security was valued on the basis of evaluated bids furnished to the Fund by a pricing service.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2011 (Unaudited)

Treasuries	23.8%
Commercial Mortgage-Backed Securities	12.0
Banking	5.9
Mortgage Related	5.3
Collateralized Mortgage Obligations	5.2
ABS Car Loan	3.9
Technology	3.4
Wirelines	3.0
Electric	3.0
Media Cable	2.2
ABS Credit Card	2.0
Other Investments, less than 2% each	28.6
Short-Term Investments	1.2

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2011 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 89.7% of Net Assets
Non-Convertible Bonds – 84.6%
	ABS Credit Card – 0.2%
$1,000,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class B, 6.750%, 4/15/2019	$1,099,081

	ABS Other – 2.4%
2,500,000	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	2,394,992
879,744	Sierra Receivables Funding Co., Series 2009-3A, Class A1, 7.620%, 7/20/2026, 144A	893,069
3,331,628	SVO VOI Mortgage Corp., Series 2009-BA, Class NT, 5.810%, 12/20/2028, 144A	3,480,031
938,550	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	968,263
3,400,000	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	3,400,000

		11,136,355

	Airlines – 4.6%
323,243	American Airlines Pass Through Trust, Series 2009-1A, 10.375%, 1/02/2021	373,346
338,154	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	364,767
1,036,984	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	1,066,745
4,696,853	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 7/08/2016	5,377,896
1,871,965	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	1,902,291
5,010,681	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	5,461,642
2,198,950	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 7/02/2018	2,291,130
3,455,000	Qantas Airways Ltd., 6.050%, 4/15/2016, 144A	3,744,550
861,000	US Airways Pass Through Trust, Series 2011-1A, Class A, 7.125%, 10/22/2023	861,000

		21,443,367

	Automotive – 0.9%
1,930,000	Cummins, Inc., 5.650%, 3/01/2098	1,588,977
2,665,000	Ford Motor Co., 6.375%, 2/01/2029	2,544,728

		4,133,705

	Banking – 8.3%
2,670,000	Associates Corp. of North America, 6.950%, 11/01/2018	3,012,115
1,045,000	BAC Capital Trust VI, 5.625%, 3/08/2035	900,300
230,000	Bank of America Corp., 5.420%, 3/15/2017	234,636

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
2,770,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	$2,557,675
100,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(b)	84,108
85,000	Citigroup, Inc., 5.850%, 12/11/2034	84,045
185,000	Citigroup, Inc., 5.875%, 2/22/2033	173,920
2,515,000	Citigroup, Inc., 6.125%, 8/25/2036	2,417,048
2,420,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	2,419,959
870,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	898,401
60,000	JPMorgan Chase & Co., 4.750%, 5/01/2013	63,872
5,000,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	582,940
7,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	812,197
2,870,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	2,690,906
235,000	Merrill Lynch & Co., Inc., Series C, MTN, 5.000%, 1/15/2015	248,766
1,700,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	1,641,622
4,800,000	Morgan Stanley, 5.500%, 7/24/2020	4,858,517
3,400,000	Morgan Stanley, 5.750%, 1/25/2021	3,440,219
260,000	Morgan Stanley, EMTN, 5.450%, 1/09/2017	274,956
2,000,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	2,184,794
1,400,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	1,436,609
695,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	747,158
420,000	National City Bank of Indiana, 4.250%, 7/01/2018	424,603
825,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	829,097
300,000	Standard Chartered Bank, 6.400%, 9/26/2017, 144A	333,017
4,500,000	Standard Chartered PLC, 5.500%, 11/18/2014, 144A	4,950,828

		38,302,308

	Brokerage – 2.2%
2,955,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	3,110,613
2,645,000	Cantor Fitzgerald LP, 7.875%, 10/15/2019, 144A(b)	2,889,046
755,000	Jefferies Group, Inc., 6.250%, 1/15/2036	704,148

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Brokerage – continued
$2,835,000	Jefferies Group, Inc., 8.500%, 7/15/2019	$3,352,915

		10,056,722

	Building Materials – 1.7%
1,175,000	Masco Corp., 4.800%, 6/15/2015	1,167,501
730,000	Masco Corp., 5.850%, 3/15/2017	726,337
1,695,000	Masco Corp., 6.125%, 10/03/2016	1,741,184
200,000	Masco Corp., 6.500%, 8/15/2032	179,282
375,000	Masco Corp., 7.750%, 8/01/2029	372,485
1,235,000	Owens Corning, Inc., 6.500%, 12/01/2016	1,343,781
2,255,000	Owens Corning, Inc., 7.000%, 12/01/2036	2,284,622

		7,815,192

	Chemicals – 1.4%
4,450,000	Chevron Phillips Chemical Co. LLC, 8.250%, 6/15/2019, 144A	5,517,181
980,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	997,124

		6,514,305

	Collateralized Mortgage Obligations – 0.3%
675,000	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035	733,388
280,034	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.495%, 7/25/2035(c)	256,248
189,938	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 3A2, 2.787%, 10/25/2035(c)	180,952

		1,170,588

	Commercial Mortgage-Backed Securities – 6.3%
160,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.195%, 9/10/2047(c)	174,573
600,000	Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.540%, 9/11/2041	653,864
360,000	Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4, 5.537%, 10/12/2041	393,905
600,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	633,727
407,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.715%, 6/11/2040(c)	441,371
58,416	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046	58,371
1,055,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	1,119,400
480,000	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.751%, 6/10/2046(c)	531,718

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Commercial Mortgage-Backed Securities – continued
$3,525,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.702%, 6/15/2039(c)	$3,729,850
2,030,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.799%, 9/15/2039(c)	2,148,453
685,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	726,133
3,125,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	3,409,747
1,500,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	1,609,575
805,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	858,086
350,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039	379,276
1,180,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A4, 5.475%, 4/15/2043	1,285,396
1,100,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 5.880%, 4/15/2045(c)	1,220,837
4,055,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.817%, 6/15/2049(c)	4,373,311
1,405,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	1,506,440
480,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.739%, 7/15/2030	513,790
380,000	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.870%, 6/15/2038(c)	419,824
390,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 9/15/2039	424,189
235,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 5.902%, 6/12/2046(c)	259,479
350,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/2042	378,771
425,000	Morgan Stanley Capital I, Series 2005-T19, Class A4A, 4.890%, 6/12/2047	458,470
250,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	268,259
800,000	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.279%, 1/11/2043(c)	911,183
200,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	215,995

		29,103,993

	Consumer Products – 0.3%
605,000	Hasbro, Inc., 6.600%, 7/15/2028	637,667
780,000	Snap-on, Inc., 6.700%, 3/01/2019	902,359

		1,540,026

	Distributors – 1.3%
3,000,000	EQT Corp., 8.125%, 6/01/2019	3,669,786

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Distributors – continued
$2,150,000	Equitable Resources, Inc., 6.500%, 4/01/2018	$2,436,264

		6,106,050

	Diversified Manufacturing – 0.4%
700,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	1,017,480
540,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	881,632

		1,899,112

	Electric – 1.9%
2,800,000	AmerenEnergy Generating Co., Series H, 7.000%, 4/15/2018	2,866,441
1,503,034	Bruce Mansfield Unit, 6.850%, 6/01/2034	1,611,354
1,185,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	1,295,707
555,000	Commonwealth Edison Co., 4.700%, 4/15/2015	604,622
10,000	Commonwealth Edison Co., 4.750%, 12/01/2011(b)	9,996
1,600,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	1,370,755
1,000,000	Endesa SA/Cayman Islands, 7.875%, 2/01/2027	1,131,317

		8,890,192

	Financial Other – 1.6%
4,165,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	4,108,981
2,500,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	3,222,967

		7,331,948

	Food & Beverage – 0.1%
500,000	Corn Products International, Inc., 6.625%, 4/15/2037	540,744

	Government Guaranteed – 0.7%
840,000	Instituto de Credito Oficial, MTN, 5.500%, 10/11/2012, (AUD)	883,771
2,500,000	Instituto de Credito Oficial, MTN, 6.125%, 2/27/2014, (AUD)	2,575,926

		3,459,697

	Government Owned - No Guarantee – 2.0%
2,565,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	2,888,831
4,500,000	DP World Ltd., 6.850%, 7/02/2037, 144A	4,297,500
9,000,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	1,034,179

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Government Owned - No Guarantee – continued
10,400,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	$1,238,468

		9,458,978

	Health Insurance – 0.0%
20,000	CIGNA Corp., 7.875%, 5/15/2027	23,530

	Healthcare – 0.5%
855,000	Boston Scientific Corp., 6.000%, 1/15/2020	925,582
95,000	HCA, Inc., 6.375%, 1/15/2015	96,900
55,000	HCA, Inc., 6.500%, 2/15/2016	55,963
100,000	HCA, Inc., 7.050%, 12/01/2027	86,750
190,000	HCA, Inc., 7.190%, 11/15/2015	191,425
75,000	HCA, Inc., 7.500%, 12/15/2023	70,687
175,000	HCA, Inc., 7.690%, 6/15/2025	163,625
305,000	HCA, Inc., 8.360%, 4/15/2024	303,475
10,000	HCA, Inc., MTN, 7.580%, 9/15/2025	9,300
305,000	HCA, Inc., MTN, 7.750%, 7/15/2036	279,075

		2,182,782

	Home Construction – 1.1%
1,116,000	Pulte Group, Inc., 5.200%, 2/15/2015	1,116,000
3,340,000	Pulte Group, Inc., 6.000%, 2/15/2035	2,605,200
1,455,000	Pulte Group, Inc., 6.375%, 5/15/2033	1,200,375

		4,921,575

	Hybrid ARMs – 0.0%
136,353	FNMA, 5.556%, 9/01/2036(c)	144,462
78,778	FNMA, 5.960%, 2/01/2037(c)	84,085

		228,547

	Independent Energy – 0.4%
1,195,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	1,369,869
575,000	Anadarko Petroleum Corp., 6.450%, 9/15/2036	599,982

		1,969,851

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Industrial Other – 0.3%
$1,150,000	Worthington Industries, Inc., 6.500%, 4/15/2020	$1,236,624

	Life Insurance – 1.7%
390,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	408,087
110,000	American International Group, Inc., Series MP, GMTN, 5.450%, 5/18/2017	114,886
355,000	ASIF III Jersey Ltd., Series 2003-G, EMTN, 4.750%, 9/11/2013, (EUR)	528,907
2,355,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	2,394,566
1,095,000	MetLife, Inc., 6.400%, 12/15/2066	1,067,625
2,885,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	3,176,841

		7,690,912

	Local Authorities – 3.5%
4,635,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	4,072,975
4,360,000	New South Wales Treasury Corp., 6.000%, 5/01/2012, (AUD)	4,720,324
685,000	New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012, (AUD)	741,569
4,000,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	4,333,349
302,908	Province of Alberta, 5.930%, 9/16/2016, (CAD)	350,760
1,185,000	Province of Quebec, Canada, Series QC, 6.750%, 11/09/2015, (NZD)	1,054,732
970,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	879,964

		16,153,673

	Lodging – 0.7%
1,480,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	1,571,729
1,660,000	Wyndham Worldwide Corp., 7.375%, 3/01/2020	1,840,737

		3,412,466

	Media Non-Cable – 0.1%
240,000	News America, Inc., 8.150%, 10/17/2036	300,315

	Mortgage Related – 0.0%
23,907	Federal National Mortgage Association, REMIC, 7.000%, 4/25/2020	26,464
3,849	FHLMC, 10.000%, with various maturities in 2018(d)	4,396
13,729	FNMA, 6.000%, 12/01/2018	15,041

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Mortgage Related – continued
$46,561	GNMA, 10.000%, with various maturities in 2018(d)	$53,444

		99,345

	Non-Captive Consumer – 2.2%
470,000	SLM Corp., MTN, 5.050%, 11/14/2014	469,965
240,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	241,200
995,000	SLM Corp., Series A, MTN, 5.375%, 1/15/2013	1,022,575
1,295,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	1,087,492
2,385,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	2,617,807
45,000	Springleaf Finance Corp., Series H, MTN, 5.375%, 10/01/2012	44,775
1,300,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	1,165,125
3,615,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	3,316,762

		9,965,701

	Non-Captive Diversified – 3.9%
97,000	Ally Financial, Inc., 8.000%, 12/31/2018	103,790
94,517	CIT Group, Inc., 7.000%, 5/01/2014	95,698
169,485	CIT Group, Inc., 7.000%, 5/01/2015	169,697
282,478	CIT Group, Inc., 7.000%, 5/01/2016	281,419
395,473	CIT Group, Inc., 7.000%, 5/01/2017	394,484
670,000	General Electric Capital Australia Funding Pty Ltd., EMTN, 8.000%, 2/13/2012, (AUD)	728,455
65,000	General Electric Capital Corp., 5.625%, 5/01/2018	71,092
300,000	General Electric Capital Corp., MTN, 5.875%, 1/14/2038	303,470
470,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	407,407
2,205,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	1,973,749
655,000	General Electric Capital Corp., Series A, MTN, 0.578%, 5/13/2024(c)	577,385
5,650,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	4,900,152
3,725,000	International Lease Finance Corp., 6.250%, 5/15/2019	3,639,575
3,683,000	International Lease Finance Corp., 6.375%, 3/25/2013	3,793,490
25,000	International Lease Finance Corp., 8.625%, 9/15/2015	27,094

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Diversified – continued
$315,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	$315,000

		17,781,957

	Oil Field Services – 0.3%
1,090,000	Rowan Cos., Inc., 7.875%, 8/01/2019	1,295,299
165,000	Weatherford International Ltd., 6.500%, 8/01/2036	170,201
105,000	Weatherford International Ltd., 6.800%, 6/15/2037	111,535

		1,577,035

	Paper – 0.5%
1,500,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	1,666,716
230,000	Mead Corp. (The), 7.550%, 3/01/2047	229,513
200,000	Westvaco Corp., 8.200%, 1/15/2030	216,645

		2,112,874

	Pharmaceuticals – 0.0%
170,000	Elan Finance PLC/Elan Finance Corp., 8.875%, 12/01/2013	176,800

	Pipelines – 1.4%
635,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	666,027
350,000	El Paso Corp., 6.950%, 6/01/2028	378,415
200,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	246,703
800,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	843,980
965,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	1,081,074
2,000,000	NiSource Finance Corp., 6.125%, 3/01/2022	2,203,396
810,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	920,688

		6,340,283

	Property & Casualty Insurance – 2.2%
1,695,000	Hanover Insurance Group, Inc. (The), 7.500%, 3/01/2020	1,827,947
2,465,000	Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	2,445,610
60,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	35,700
800,000	Nationwide Mutual Insurance Co., 6.600%, 4/15/2034, 144A	749,156
150,000	Progressive Corp., 7.000%, 10/01/2013	166,370

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Property & Casualty Insurance – continued
$220,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	$228,120
805,000	Willis North America, Inc., 7.000%, 9/29/2019	891,979
2,015,000	XL Group PLC, 6.250%, 5/15/2027	2,039,317
1,595,000	XL Group PLC, 6.375%, 11/15/2024	1,646,758

		10,030,957

	Railroads – 0.0%
190,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)	134,900

	REITs - Apartments – 0.1%
30,000	ERP Operating LP, 5.125%, 3/15/2016	32,706
180,000	ERP Operating LP, 5.750%, 6/15/2017	199,554

		232,260

	REITs - Office Property – 0.3%
80,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	87,297
1,075,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	1,247,272

		1,334,569

	REITs - Shopping Centers – 0.6%
1,000,000	Equity One, Inc., 6.000%, 9/15/2017	1,063,496
1,350,000	Federal Realty Investment Trust, 5.650%, 6/01/2016	1,477,954

		2,541,450

	REITs - Single Tenant – 0.1%
95,000	Realty Income Corp., 5.750%, 1/15/2021	101,795
405,000	Realty Income Corp., 6.750%, 8/15/2019	463,028

		564,823

	REITs - Warehouse/Industrials – 0.3%
55,000	ProLogis LP, 5.625%, 11/15/2015	58,154
240,000	ProLogis LP, 5.625%, 11/15/2016	256,279
265,000	ProLogis LP, 5.750%, 4/01/2016	286,336
785,000	ProLogis LP, 7.375%, 10/30/2019	895,143

		1,495,912

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Restaurants – 0.1%
$610,000		Darden Restaurants, Inc., 6.000%, 8/15/2035	$613,911

		Retailers – 0.7%
118,000		J.C. Penney Corp., Inc., 6.375%, 10/15/2036	105,610
2,803,000		Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	2,913,592

			3,019,202

		Sovereigns – 2.2%
262,000	(††)	Mexican Fixed Rate Bonds, Series M-10, 7.250%, 12/15/2016, (MXN)	2,333,323
140,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	1,267,249
227,000	(††)	Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012, (MXN)	2,046,862
3,100,000		Republic of Croatia, 6.750%, 11/05/2019, 144A	3,348,000
42,740,000		Republic of Iceland, 4.250%, 8/24/2012, (ISK)	262,050
27,385,000		Republic of Iceland, 6.000%, 10/13/2016, (ISK)	166,453
101,800,000		Republic of Iceland, 7.250%, 5/17/2013, (ISK)	668,194
37,360,000		Republic of Iceland, 8.000%, 7/22/2011, (ISK)	225,463

			10,317,594

		Supranational – 2.4%
4,000,000		European Bank for Reconstruction & Development, GMTN, 9.250%, 9/10/2012, (BRL)	2,573,415
45,300,000,000		Inter-American Development Bank, EMTN, Zero Coupon, 9/23/2013, (IDR)	4,531,320
4,375,000		Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	3,804,511

			10,909,246

		Technology – 2.1%
210,000		Corning, Inc., 6.850%, 3/01/2029	231,946
810,000		Corning, Inc., 7.000%, 5/15/2024	952,179
3,565,000		Corning, Inc., 7.250%, 8/15/2036	4,148,059
3,550,000		Ingram Micro, Inc., 5.250%, 9/01/2017	3,721,220
49,000		Motorola Solutions, Inc., 6.625%, 11/15/2037	54,499
425,000		Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	508,189

			9,616,092

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Tobacco – 0.2%
$735,000	Reynolds American, Inc., 6.750%, 6/15/2017	$848,614
195,000	Reynolds American, Inc., 7.250%, 6/15/2037	210,145

		1,058,759

	Transportation Services – 0.7%
100,000	APL Ltd., 8.000%, 1/15/2024(b)	66,000
2,258,871	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	2,168,516
945,000	Erac USA Finance Co., 6.700%, 6/01/2034, 144A	1,012,230

		3,246,746

	Treasuries – 15.4%
135,000	Canadian Government, 1.250%, 12/01/2011, (CAD)	140,110
31,580,000	Canadian Government, 3.750%, 6/01/2019, (CAD)	34,750,606
1,000,000	Canadian Government, 4.000%, 6/01/2016, (CAD)	1,117,258
7,935,000	Canadian Government, 5.250%, 6/01/2012, (CAD)	8,527,050
159,662	Hellenic Republic Government Bond, 2.300%, 7/25/2030, (EUR)	89,225
40,000	Hellenic Republic Government Bond, 4.500%, 9/20/2037, (EUR)	24,566
50,000	Hellenic Republic Government Bond, 4.600%, 7/20/2018, (EUR)	35,502
2,410,000	Hellenic Republic Government Bond, 4.700%, 3/20/2024, (EUR)	1,591,560
1,850,000	Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	1,728,513
975,000	Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	887,220
100,000	Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	91,561
1,675,000	Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	1,481,083
5,460,000	New Zealand Government Bond, 6.500%, 4/15/2013, (NZD)	4,780,142
23,620,000	Norwegian Government, 4.250%, 5/19/2017, (NOK)	4,671,136
54,560,000	Norwegian Government, 6.500%, 5/15/2013, (NOK)	10,835,830
400,000	Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	332,600
100,000	Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	87,813

		71,171,775

	Wireless – 0.3%
510,000	Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	509,362

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – continued
$70,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	$70,000
35,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	35,219
234,000	Sprint Capital Corp., 6.875%, 11/15/2028	221,715
120,000	Sprint Capital Corp., 6.900%, 5/01/2019	123,600
366,000	Sprint Nextel Corp., 6.000%, 12/01/2016	365,543

		1,325,439

	Wirelines – 3.7%
1,310,000	AT&T Corp., 6.500%, 3/15/2029	1,392,622
2,000,000	BellSouth Telecommunications, Inc., 5.850%, 11/15/2045	1,868,882
2,010,000	CenturyLink, Inc., 6.450%, 6/15/2021	1,987,024
245,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	231,307
2,265,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,178,658
500,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	507,500
2,875,000	Qwest Corp., 6.875%, 9/15/2033	2,770,781
195,000	Qwest Corp., 7.500%, 6/15/2023	195,244
1,880,000	Telecom Italia Capital SA, 6.000%, 9/30/2034	1,595,494
290,000	Verizon Maryland, Inc., Series B, 5.125%, 6/15/2033	270,323
2,170,000	Verizon New England, Inc., 7.875%, 11/15/2029	2,494,805
600,000	Verizon New York, Inc., Series B, 7.375%, 4/01/2032	690,105
695,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	682,523

		16,865,268

	Total Non-Convertible Bonds (Identified Cost $335,865,059)	390,655,536

Convertible Bonds – 4.2%
	Automotive – 0.4%
1,035,000	Ford Motor Co., 4.250%, 11/15/2016	1,773,731

	Life Insurance – 1.8%
8,230,000	Old Republic International Corp., 3.750%, 3/15/2018	8,147,700

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	REITs - Apartments – 0.0%
$180,000	ERP Operating LP, 3.850%, 8/15/2026	$184,266

	Technology – 2.0%
3,505,000	Intel Corp., 2.950%, 12/15/2035	3,623,294
4,700,000	Intel Corp., 3.250%, 8/01/2039	5,734,000

		9,357,294

	Total Convertible Bonds (Identified Cost $17,562,241)	19,462,991

Municipals – 0.9%
	Illinois – 0.2%
1,105,000	State of Illinois, 5.100%, 6/01/2033	940,046

	Michigan – 0.2%
1,040,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034(b)	755,498

	Ohio – 0.1%
750,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047(b)	545,872

	Virginia – 0.4%
2,815,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(b)	1,880,307

	Total Municipals (Identified Cost $5,407,709)	4,121,723

	Total Bonds and Notes (Identified Cost $358,835,009)	414,240,250

Shares
Preferred Stocks – 1.6%
Convertible Preferred Stocks – 0.8%
	Banking – 0.5%
940	Bank of America Corp., Series L, 7.250%	941,128
25,000	Sovereign Capital Trust IV, 4.375%	1,237,500

		2,178,628

	Consumer Products – 0.3%
33,050	Newell Financial Trust I, 5.250%	1,553,350

	Total Convertible Preferred Stocks (Identified Cost $2,578,145)	3,731,978

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – 0.8%
	Electric – 0.1%
263	Connecticut Light & Power Co., 2.200%	$10,232
150	MDU Resources Group, Inc., 5.100%	15,080
100	San Diego Gas & Electric Co., 4.500%	1,825
3,160	Union Electric Co., 4.500%	249,640

		276,777

	Government Sponsored – 0.7%
3,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(e)	3,225,937

	Non-Captive Diversified – 0.0%
161	Ally Financial, Inc., Series G, 7.000%, 144A	151,310

	Total Non-Convertible Preferred Stocks (Identified Cost $3,228,421)	3,654,024

	Total Preferred Stocks (Identified Cost $5,806,566)	7,386,002

Common Stocks – 0.1%
	Biotechnology – 0.1%
13,708	Vertex Pharmaceuticals, Inc.(f) (Identified Cost $302,522)	712,679

Principal Amount (‡)
Short-Term Investments – 7.9%
$36,283,741	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2011 at 0.000% to be repurchased at $36,283,741 on 7/01/2011 collateralized by $36,510,000 Federal Home Loan Mortgage Corp., 3.000% due 8/11/2017 valued at $37,012,013 including accrued interest(g) (Identified Cost $36,283,741)	36,283,741

	Total Investments – 99.3% (Identified Cost $401,227,838)(a)	458,622,672
	Other assets less liabilities – 0.7%	3,308,364

	Net Assets – 100.0%	$461,931,036

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and equity securities for which market quotations are not readily available are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2011, the net unrealized appreciation on investments based on a cost of $403,263,679 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$59,527,933
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,168,940)

Net unrealized appreciation	$55,358,993

(b)	Illiquid security. At June 30, 2011, the value of these securities amounted to $6,365,727 or 1.4% of net assets.
(c)	Variable rate security. Rate as of June 30, 2011 is disclosed.
(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(f)	Non-income producing security.
(g)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of Rule 144A holdings amounted to $71,138,708 or 15.4% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note

REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$7,736,355	$3,400,000	$11,136,355
All Other Non-Convertible Bonds*	—	379,519,181	—	379,519,181

Total Non-Convertible bonds	—	387,255,536	3,400,000	390,655,536

Convertible Bonds*	—	19,462,991	—	19,462,991
Municipals*	—	4,121,723	—	4,121,723

Total Bonds and Notes	—	410,840,250	3,400,000	414,240,250

Preferred Stocks
Convertible Preferred Stocks
Banking	941,128	1,237,500	—	2,178,628
Consumer Products	—	1,553,350	—	1,553,350

Total Convertible Preferred Stocks	941,128	2,790,850	—	3,731,978

Non-Convertible Preferred Stocks
Electric	251,465	25,312	—	276,777
All Other Non-Convertible Preferred Stocks*	—	3,377,247	—	3,377,247

Total Non-Convertible Preferred Stocks	251,465	3,402,559	—	3,654,024

Total Preferred Stocks	1,192,593	6,193,409	—	7,386,002

Common Stocks*	712,679	—	—	712,679
Short-Term Investments	—	36,283,741	—	36,283,741

Total	$1,905,272	$453,317,400	$3,400,000	$458,622,672

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2011:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2011
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$—	$—	$3,400,000	$—	$—	$—	$3,400,000	$—

Industry Summary at June 30, 2011 (Unaudited)

Treasuries	15.4%
Banking	8.8
Commercial Mortgage-Backed Securities	6.3
Airlines	4.6
Technology	4.1
Non-Captive Diversified	3.9
Wirelines	3.7
Local Authorities	3.5
Life Insurance	3.5
ABS Other	2.4
Supranational	2.4
Sovereigns	2.2
Brokerage	2.2
Property & Casualty Insurance	2.2
Non-Captive Consumer	2.2
Government Owned - No Guarantee	2.0
Electric	2.0
Other Investments, less than 2% each	20.0
Short-Term Investments	7.9

Total Investments	99.3
Other assets less liabilities	0.7

Net Assets	100.0%

Currency Exposure at June 30, 2011 (Unaudited)

United States Dollar	71.7%
Canadian Dollar	9.7
New Zealand Dollar	4.7
Australian Dollar	3.5
Norwegian Krone	3.4
Other, less than 2% each	6.3

Total Investments	99.3
Other assets less liabilities	0.7

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2011 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 118.5% of Net Assets
	ABS Car Loan – 15.8%
$5,290,000	Ally Auto Receivables Trust, Series 2010-4, Class A3, 0.910%, 11/17/2014	$5,297,236
7,250,000	Ally Master Owner Trust, Series 2011-1, Class A2, 2.150%, 1/15/2016	7,344,814
2,900,000	AmeriCredit Automobile Receivables Trust, Series 2010-4, Class A3, 1.270%, 4/08/2015	2,908,526
2,455,000	AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A3, 1.390%, 9/08/2015	2,465,055
1,784,625	ARI Fleet Lease Trust, Series 2010-A, Class A, 1.637%, 8/15/2018, 144A(b)	1,795,915
2,800,000	Avis Budget Rental Car Funding AESOP LLC, Series 2009-1A, Class A, 9.310%, 10/20/2013, 144A	3,032,885
4,235,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A, 4.640%, 5/20/2016, 144A	4,556,226
578,061	Capital One Auto Finance Trust, Series 2007-C, Class A4, 5.230%, 7/15/2014	590,453
1,382,289	CarMax Auto Owner Trust, Series 2009-2, Class A3, 1.740%, 4/15/2014	1,393,068
691,436	Centre Point Funding LLC, Series 2010-1A, Class 1, 5.430%, 7/20/2016, 144A	734,475
7,740,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class A, 3.910%, 3/15/2016, 144A	7,815,040
9,000,000	FUEL Trust, Series 2011-1, 4.207%, 10/15/2022, 144A	9,034,317
4,790,000	Harley-Davidson Motorcycle Trust, Series 2010-1, Class A3, 1.160%, 2/15/2015	4,802,154
2,740,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A1, 4.260%, 3/25/2014, 144A	2,863,136
3,190,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 5.290%, 3/25/2016, 144A	3,498,107
2,440,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class B2, 5.930%, 3/25/2016, 144A	2,703,681
5,600,000	Hyundai Auto Receivables Trust, Series 2011-B, Class A4, 1.650%, 2/15/2017	5,628,854
1,305,000	Merrill Auto Trust Securitization Asset, Series 2008-1, Class B, 6.750%, 4/15/2015	1,359,757
5,755,000	Navistar Financial Dealer Note Master Trust, Series 2010-1, Class A, 1.836%, 1/26/2015, 144A(b)	5,790,994
9,590,000	Nissan Auto Lease Trust, Series 2010-B, Class A3, 1.120%, 12/15/2013	9,635,144
5,350,000	Santander Drive Auto Receivables Trust, Series 2011-1, Class A3, 1.280%, 1/15/2015	5,357,310
8,671,289	Santander Drive Auto Receivables Trust, Series 2011-S1A, Class D, 3.100%, 5/15/2017, 144A	8,682,129
3,500,000	Santander Drive Auto Receivables Trust, Series 2011-S2A, Class D, 3.350%, 6/15/2017, 144A	3,496,850
9,940,000	Volkswagen Auto Lease Trust, Series 2010-A, Class A3, 0.990%, 11/20/2013	9,962,362

		110,748,488

	ABS Credit Card – 6.9%
2,670,000	Capital One Multi-Asset Execution Trust, Series 2007-A5, Class A5, 0.227%, 7/15/2020(b)	2,608,840

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Credit Card – continued
$2,300,000	Chase Issuance Trust, Series 2007-B1, Class B1, 0.437%, 4/15/2019(b)	$2,242,354
1,750,000	Chase Issuance Trust, Series 2007-C1, Class C1, 0.647%, 4/15/2019(b)	1,687,907
1,150,000	Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2, 0.656%, 3/24/2017(b)	1,123,971
4,215,000	Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8, 5.650%, 9/20/2019	4,840,350
11,410,000	Citibank Omni Master Trust, Series 2009-A14A, Class A14, 2.937%, 8/15/2018, 144A(b)	11,994,906
1,335,000	GE Capital Credit Card Master Note Trust, Series 2007-2, Class B, 0.367%, 3/15/2015(b)	1,328,592
2,815,000	GE Capital Credit Card Master Note Trust, Series 2009-4, Class B, 5.390%, 11/15/2017, 144A	3,036,683
4,975,000	GE Capital Credit Card Master Note Trust, Series 2010-2, Class A, 4.470%, 3/15/2020	5,392,207
2,070,000	MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 0.447%, 8/16/2021(b)	2,052,758
1,520,000	World Financial Network Credit Card Master Trust, Series 2006-A, Class A, 0.317%, 2/15/2017, 144A(b)	1,500,284
9,695,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 4/15/2019	10,254,594

		48,063,446

	ABS Home Equity – 0.4%
584,776	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	551,070
93,501	Countrywide Asset-Backed Certificates, Series 2006-S3, Class A1, 0.296%, 6/25/2021(b)	92,317
1,505,972	Countrywide Asset-Backed Certificates, Series 2006-S7, Class A3, 5.712%, 11/25/2035	859,006
2,115,210	Soundview Home Equity Loan Trust, Series 2006-OPT5, Class 2A3, 0.336%, 7/25/2036(b)	1,417,386

		2,919,779

	ABS Other – 3.5%
903,304	CIT Equipment Collateral, Series 2008-VT1, Class A3, 6.590%, 12/22/2014	910,267
6,588,502	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A	6,587,378
1,103,250	Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 7/20/2031, 144A	1,138,601
3,452,027	Premium Yield Facility, Series 2010-A, 6.080%, 2/20/2026, 144A(c)	3,503,808
1,435,472	Sierra Receivables Funding Co., Series 2007-1A, Class A2, 0.336%, 3/20/2019, 144A(b)	1,368,681
368,811	Sierra Receivables Funding Co., Series 2009-3A, Class A1, 7.620%, 7/20/2026, 144A	374,397
1,110,213	Sierra Receivables Funding Co., Series 2010-1A, Class A1, 4.480%, 7/20/2026, 144A	1,136,827
1,912,118	Sierra Receivables Funding Co., Series 2010-2A, Class A, 3.840%, 11/20/2025, 144A	1,946,992
2,009,519	Sierra Receivables Funding Co., Series 2010-3A, Class A, 3.510%, 11/20/2025, 144A	2,035,890

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Other – continued
$5,400,000	Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 2.685%, 7/15/2041, 144A(b)	$5,400,000

		24,402,841

	ABS Student Loan – 2.9%
4,900,000	Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A2, 1.208%, 7/01/2024(b)	4,845,119
15,565,000	South Carolina Student Loan Corp., Series 2010-1, Class A2, 1.274%, 7/25/2025(b)	15,470,832

		20,315,951

	Collateralized Mortgage Obligations – 23.7%
1,018,926	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.500%, 6/25/2036	604,643
654,807	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 5.652%, 7/25/2021(b)	492,270
483,630	Countrywide Home Loans, Series 2004-HYB5, Class 6A2, 3.046%, 4/20/2035(b)	157,816
6,500,000	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019(d)	7,184,438
2,797,000	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035(d)	3,038,942
10,510,000	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020(d)	11,064,419
7,433,929	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 5.513%, 6/15/2048(b)(d)	7,557,720
6,486,352	Federal National Mortgage Association, REMIC, Series 2003-26, Class OI, 5.500%, 11/25/2032(d)(e)	871,545
2,437,774	Federal National Mortgage Association, REMIC, Series 2004-1, Class CK, 5.500%, 11/25/2031(d)	2,499,782
10,000,000	Federal National Mortgage Association, REMIC, Series 2008-42, Class AY, 5.000%, 5/25/2023(d)	11,073,799
3,518,527	Federal National Mortgage Association, REMIC, Series 2009-11, Class VP, 5.769%, 3/25/2039(b)(d)	3,666,415
12,395,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(d)	12,816,868
8,966,000	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021(d)	9,072,807
16,860,000	FHLMC Multifamily Structured Pass Through Certificates, Series K702, Class A2, 3.154%, 2/25/2018(d)	16,848,198
26,600,000	FHLMC Multifamily Structured Pass Through Certificates, Series KAIV, Class A2, 3.989%, 6/25/2046(d)	26,689,501
3,920,582	First Horizon Alternative Mortgage Securities, Series 2006-AA3, Class A1, 2.343%, 6/25/2036(b)	2,122,497
692,007	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.495%, 7/25/2035(b)	633,228
3,670,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900%, 10/29/2020	3,663,144
5,934,984	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 0.635%, 10/07/2020(b)	5,946,142
30,976,476	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 0.745%, 12/08/2020(b)	31,153,042
402,809	Residential Accredit Loans, Inc., Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021	320,494
1,642,463	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021	1,470,241

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$87,332	Residential Accredit Loans, Inc., Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021	$78,500
8,251,483	Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 4.761%, 11/25/2036(b)	6,344,021
524,921	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 3A2, 2.787%, 10/25/2035(b)	500,085

		165,870,557

	Commercial Mortgage-Backed Securities – 29.3%
189,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.195%, 9/10/2047(b)	206,214
350,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.731%, 5/10/2045(b)	387,337
376,943	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class A2, 5.522%, 7/10/2046	377,026
6,017,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	6,444,488
50,496	Bank of America-First Union NB Commercial Mortgage, Series 2001-3, Class A2, 5.464%, 4/11/2037	50,470
97,505	Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class A2, 4.556%, 2/13/2042	97,692
2,725,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	2,878,179
1,200,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.715%, 6/11/2040(b)	1,301,339
7,500,000	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.431%, 10/15/2049	8,140,270
8,870,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	9,411,449
250,000	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.751%, 6/10/2046(b)	276,936
4,860,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class A3, 5.820%, 6/15/2038(b)	5,340,719
5,250,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	5,484,629
5,688,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.702%, 6/15/2039(b)	6,018,550
5,000,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.800%, 9/15/2039(b)	5,291,757
11,163,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	11,833,321
1,508,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.207%, 2/15/2041(b)	1,624,238
6,600,000	Extended Stay America Trust, Series 2010-ESHA, Class B, 4.221%, 11/05/2027, 144A	6,679,256
13,700,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	14,700,784
8,745,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	9,380,727
125,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.396%, 8/10/2038	135,205

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Commercial Mortgage-Backed Securities – continued
$741,326	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A2, 4.475%, 7/10/2039	$740,857
1,815,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	1,934,692
308,167	GS Mortgage Securities Corp. II, Series 2006-GG6, Class A2, 5.506%, 4/10/2038	308,086
6,730,000	GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, 5.553%, 4/10/2038	7,313,877
7,500,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039	8,127,340
12,500,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.800%, 8/10/2045(b)	13,420,004
7,500,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814%, 6/12/2043	8,221,678
3,200,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	3,420,030
2,580,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.741%, 2/12/2049(b)	2,800,127
7,585,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	8,132,634
275,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, 4.647%, 7/15/2030	277,878
2,440,000	LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4, 5.661%, 3/15/2039	2,669,262
7,500,000	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3, 5.347%, 11/15/2038	8,073,660
1,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, 5.430%, 2/12/2039(b)	1,091,305
250,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 5.902%, 6/12/2046(b)	276,041
1,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4, 5.414%, 7/12/2046	1,077,474
4,700,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	4,962,040
7,525,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	7,992,472
1,330,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/2042	1,439,330
392,142	Morgan Stanley Capital I, Series 2006-T23, Class A2, 5.752%, 8/12/2041(b)	395,440
9,130,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	9,796,831
7,381,000	Morgan Stanley Capital I, Series 2007-IQ15, Class A4, 5.879%, 6/11/2049(b)	8,069,844
23,878	Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A2, 4.380%, 10/15/2041	23,990
7,600,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4, 5.418%, 1/15/2045	8,254,157

		204,879,635

	Hybrid ARMs – 2.8%
211,373	FHLMC, 2.572%, 1/01/2035(b)(d)	221,327

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Hybrid ARMs – continued
$3,194,864	FHLMC, 5.926%, 2/01/2037(b)(d)	$3,392,329
2,216,974	FHLMC, 6.013%, 11/01/2036(b)(d)	2,379,997
9,620,388	FNMA, 5.204%, 8/01/2038(b)	10,298,239
1,325,930	FNMA, 5.556%, 9/01/2036(b)(d)	1,404,789
1,513,788	FNMA, 5.960%, 2/01/2037(b)(d)	1,615,759

		19,312,440

	Mortgage Related – 33.2%
14,194,844	FHLMC, 4.500%, with various maturities from 2031 to 2041(d)(f)	14,781,646
19,563,202	FHLMC, 5.000%, with various maturities from 2022 to 2040(d)(f)	20,927,554
23,153,815	FHLMC, 5.500%, with various maturities from 2038 to 2040(d)(f)	25,060,088
7,495,745	FHLMC, 6.000%, with various maturities from 2036 to 2037(d)(f)	8,274,149
72,522	FHLMC, 6.500%, 1/01/2038(d)	81,777
12,450,000	FHLMC (TBA), 4.500%, 7/01/2026(g)	13,173,656
33,000,000	FHLMC (TBA), 5.000%, 7/01/2041(g)	35,010,954
34,000,000	FHLMC (TBA), 5.500%, 7/01/2041(g)	36,725,304
20,000,000	FHLMC (TBA), 6.000%, 7/01/2041(g)	21,965,620
4,881,310	FNMA, 4.500%, with various maturities from 2031 to 2035(d)(f)	5,103,243
1,790,586	FNMA, 5.000%, 4/01/2040(d)	1,906,144
10,289,531	FNMA, 5.500%, with various maturities from 2034 to 2038(d)(f)	11,197,083
6,679,942	FNMA, 6.000%, with various maturities from 2034 to 2037(d)(f)	7,380,724
17,492	FNMA, 7.000%, 12/01/2037(d)	20,131
26,700,000	FNMA (TBA), 5.000%, 7/01/2041(g)	28,368,750
1,295,000	FNMA (TBA), 6.000%, 7/01/2041(g)	1,422,477
58,248	GNMA, 6.000%, 6/15/2036(d)	65,013
254,561	GNMA, 6.500%, 9/15/2036(d)	289,961

		231,754,274

	Total Bonds and Notes (Identified Cost $802,337,508)	828,267,411

Short-Term Investments – 1.1%
7,436,203	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2011 at 0.000% to be repurchased at $7,436,203 on 7/01/2011 collateralized by $7,585,000 Federal Home Loan Bank, 0.250% due 06/29/2012 valued at $7,585,000 including accrued interest(h)	7,436,203

Principal Amount	Description	Value (†)
Short-Term Investments – continued
$500,000	U.S. Treasury Bill, 0.050%, 9/01/2011(i)(j)	$499,985

	Total Short-Term Investments (Identified Cost $7,936,136)	7,936,188

	Total Investments – 119.6% (Identified Cost $810,273,644)(a)	836,203,599
	Other assets less liabilities – (19.6)%	(136,972,132)

	Net Assets – 100.0%	$699,231,467

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and equity securities for which market quotations are not readily available are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Futures contracts are valued at their most recent settlement price.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2011, the net unrealized appreciation on investments based on a cost of $810,273,644 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$32,653,123
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,723,168)

Net unrealized appreciation	$25,929,955

At September 30, 2010, the Fund had a capital loss carryforward of $1,367,506 which expires on September 30, 2018. At September 30, 2010 post-October capital loss deferrals were $239,014. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of June 30, 2011 limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of June 30, 2011, if any, may expire unused.

(b)	Variable rate security. Rate as of June 30, 2011 is disclosed.
(c)	Illiquid security. At June 30, 2011, the value of this security amounted to $3,503,808 or 0.5% of net assets.
(d)	All or a portion of this security has been designated to cover the Fund’s obligations under open futures contracts or TBA transactions.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(f)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	Delayed delivery. The Fund may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. No interest accrues to the Fund until the transaction settles. When the Fund enters into such a transaction, collateral consisting of liquid securities or cash and cash equivalents is required to be segregated or earmarked at the custodian in an amount at least equal to the amount of the Fund’s commitment.

Purchases of delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(h)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
(i)	All or a portion of this security has been pledged as initial margin for open futures contracts.
(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of Rule 144A holdings amounted to $100,707,458 or 14.4% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin”. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund, depending on the price of the fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited.

At June 30, 2011, open futures contracts sold were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	09/30/2011	125	$14,899,414	$(46,125)
10 Year U.S. Treasury Note	09/21/2011	85	10,397,891	(10,779)

Total				$(56,904)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Home Equity	$—	$2,060,773	$859,006	$2,919,779
ABS Other	—	15,499,033	8,903,808	24,402,841
Collateralized Mortgage Obligations	—	149,022,359	16,848,198	165,870,557
All Other Bonds and Notes*	—	635,074,234	—	635,074,234

Total Bonds and Notes	—	801,656,399	26,611,012	828,267,411

Short-Term Investments	—	7,936,188	—	7,936,188

Total	$—	$809,592,587	$26,611,012	$836,203,599

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(56,904)	$—	$—	$(56,904)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2011:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2011
Bonds and Notes
ABS Home Equity	$345,569	$—	$4	$863,830	$—	$(350,397)	$—	$—	$859,006	$551,035
ABS Other	4,588,503	—	—	51,781	5,400,000	(1,136,476)	—	—	8,903,808	51,781
Collateralized Mortgage Obligations		—	—	(180,166)	17,028,364	—	—	—	16,848,198	(180,166)

Total	$4,934,072	$—	$4	$735,445	$22,428,364	$(1,486,873)	$—	$—	$26,611,012	$422,650

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to manage its duration in order to control interest rate risk without having to buy or sell portfolio securities. During the period ended June 30, 2011, the Fund used futures contracts in accordance with this objective. Details of the Fund’s investment in interest rate contracts, as of June 30, 2011, are reflected in the table above.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at June 30, 2011 (Unaudited)

Mortgage Related	33.2%
Commercial Mortgage-Backed Securities	29.3
Collateralized Mortgage Obligations	23.7
ABS Car Loan	15.8
ABS Credit Card	6.9
ABS Other	3.5
ABS Student Loan	2.9
Hybrid ARMs	2.8
ABS Home Equity	0.4
Short-Term Investments	1.1

Total Investments	119.6
Other assets less liabilities (including open futures contracts)	(19.6)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2011 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 97.1% of Net Assets
	Air Freight & Logistics – 0.8%
153,880	Atlas Air Worldwide Holdings, Inc.(b)	$9,157,399

	Auto Components – 1.6%
565,945	Dana Holding Corp.(b)	10,356,794
172,744	Tenneco, Inc.(b)	7,612,828

		17,969,622

	Building Products – 0.8%
108,256	Armstrong World Industries, Inc.	4,932,143
376,559	Griffon Corp.(b)	3,795,715

		8,727,858

	Capital Markets – 1.6%
777,711	Fifth Street Finance Corp.	9,021,447
252,874	Stifel Financial Corp.(b)	9,068,062

		18,089,509

	Chemicals – 5.0%
473,609	Chemtura Corp.(b)	8,619,684
541,390	Ferro Corp.(b)	7,276,282
230,016	Koppers Holdings, Inc.	8,724,507
80,553	Minerals Technologies, Inc.	5,339,858
244,931	Olin Corp.	5,550,136
421,127	Omnova Solutions, Inc.(b)	2,931,044
263,186	WR Grace & Co.(b)	12,009,177
285,865	Zep, Inc.	5,402,849

		55,853,537

	Commercial Banks – 7.4%
618,248	Cathay General Bancorp	10,133,085
181,773	City National Corp.	9,861,185
495,700	CVB Financial Corp.	4,585,225
556,621	First Financial Bancorp	9,290,005
147,328	IBERIABANK Corp.	8,491,986
379,315	Pinnacle Financial Partners, Inc.(b)	5,902,141
2,273,275	Popular, Inc.(b)	6,274,239
183,036	Prosperity Bancshares, Inc.	8,020,638
180,927	Signature Bank(b)	10,349,024
299,455	Wintrust Financial Corp.	9,636,462

		82,543,990

	Commercial Services & Supplies – 3.9%
351,957	KAR Auction Services, Inc.(b)	6,655,507
250,132	McGrath Rentcorp	7,023,706
567,866	Rollins, Inc.	11,573,109
444,373	Standard Parking Corp.(b)	7,096,637
113,083	Team, Inc.(b)	2,728,693
247,808	Waste Connections, Inc.	7,862,948

		42,940,600

Shares	Description	Value (†)
Common Stocks – continued
	Communications Equipment – 2.7%
135,839	ADTRAN, Inc.	$5,258,328
1,491,938	Brocade Communications Systems, Inc.(b)	9,637,919
853,097	Harmonic, Inc.(b)	6,167,891
205,280	NETGEAR, Inc.(b)	8,974,842

		30,038,980

	Construction & Engineering – 0.5%
223,305	MYR Group, Inc.(b)	5,225,337

	Consumer Finance – 2.2%
200,778	Cash America International, Inc.	11,619,023
569,222	Dollar Financial Corp.(b)	12,323,656

		23,942,679

	Containers & Packaging – 0.5%
189,587	Temple-Inland, Inc.	5,638,317

	Distributors – 0.3%
109,064	Core-Mark Holding Co., Inc.(b)	3,893,585

	Diversified Financial Services – 1.4%
383,813	MarketAxess Holdings, Inc.	9,618,354
311,941	PHH Corp.(b)	6,401,029

		16,019,383

	Electric Utilities – 2.2%
178,898	ALLETE, Inc.	7,341,974
131,699	ITC Holdings Corp.	9,452,037
224,693	UIL Holdings Corp.	7,268,819

		24,062,830

	Electrical Equipment – 3.2%
189,632	AZZ, Inc.	8,685,146
237,228	EnerSys(b)	8,165,388
356,610	II-VI, Inc.(b)	9,129,216
169,536	Thomas & Betts Corp.(b)	9,129,513

		35,109,263

	Electronic Equipment, Instruments & Components – 4.5%
231,931	Cognex Corp.	8,217,315
359,931	GSI Group, Inc.(b)	4,337,169
131,288	Littelfuse, Inc.	7,709,231
537,821	Methode Electronics, Inc.	6,244,102
77,161	Rofin-Sinar Technologies, Inc.(b)	2,635,048
122,746	Rogers Corp.(b)	5,670,865
278,194	ScanSource, Inc.(b)	10,426,711
265,820	TTM Technologies, Inc.(b)	4,258,437

		49,498,878

	Energy Equipment & Services – 2.8%
191,015	Dresser-Rand Group, Inc.(b)	10,267,056
289,873	Helix Energy Solutions Group, Inc.(b)	4,800,297
62,355	Lufkin Industries, Inc.	5,365,648

Shares	Description	Value (†)
Common Stocks – continued
	Energy Equipment & Services – continued
267,504	Oceaneering International, Inc.	$10,833,912

		31,266,913

	Food & Staples Retailing – 0.7%
410,633	Spartan Stores, Inc.	8,019,663

	Food Products – 2.9%
167,748	Corn Products International, Inc.	9,273,109
521,295	Darling International, Inc.(b)	9,226,922
186,239	Fresh Del Monte Produce, Inc.	4,966,994
168,066	J & J Snack Foods Corp.	8,378,090

		31,845,115

	Gas Utilities – 1.1%
401,155	UGI Corp.	12,792,833

	Health Care Equipment & Supplies – 1.8%
205,365	Alere, Inc.(b)	7,520,466
155,947	SurModics, Inc.(b)	1,731,012
112,062	Teleflex, Inc.	6,842,506
85,911	West Pharmaceutical Services, Inc.	3,759,465

		19,853,449

	Health Care Providers & Services – 2.3%
103,792	MEDNAX, Inc.(b)	7,492,744
271,045	Vanguard Health Systems, Inc.(b)	4,653,843
250,035	WellCare Health Plans, Inc.(b)	12,854,299

		25,000,886

	Hotels, Restaurants & Leisure – 1.8%
128,319	Bob Evans Farms, Inc.	4,487,315
473,802	Isle of Capri Casinos, Inc.(b)	4,193,148
95,722	Six Flags Entertainment Corp.	3,584,789
222,622	Wyndham Worldwide Corp.	7,491,230

		19,756,482

	Household Durables – 1.2%
197,326	Jarden Corp.	6,809,720
405,244	La-Z-Boy, Inc.(b)	3,999,759
117,495	Leggett & Platt, Inc.	2,864,528

		13,674,007

	Industrial Conglomerates – 0.6%
128,257	Raven Industries, Inc.	7,145,197

	Insurance – 3.7%
446,540	Employers Holdings, Inc.	7,488,476
299,373	HCC Insurance Holdings, Inc.	9,430,249
496,165	Old Republic International Corp.	5,829,939
123,616	ProAssurance Corp.(b)	8,653,120
156,558	Reinsurance Group of America, Inc., Class A	9,528,120

		40,929,904

	Internet & Catalog Retail – 0.4%
127,655	HSN, Inc.(b)	4,202,403

Shares	Description	Value (†)
Common Stocks – continued
	Internet Software & Services – 0.9%
193,225	IAC/InterActiveCorp(b)	$7,375,398
265,125	Perficient, Inc.(b)	2,720,183

		10,095,581

	IT Services – 1.1%
234,247	Wright Express Corp.(b)	12,197,241

	Life Sciences Tools & Services – 0.4%
155,622	Pharmaceutical Product Development, Inc.	4,176,894

	Machinery – 5.3%
334,348	Actuant Corp., Class A	8,970,557
113,729	Alamo Group, Inc.	2,695,377
439,916	Albany International Corp., Class A	11,609,383
402,453	Altra Holdings, Inc.(b)	9,654,847
308,158	Commercial Vehicle Group, Inc.(b)	4,372,762
283,740	John Bean Technologies Corp.	5,481,857
42,038	Middleby Corp. (The)(b)	3,953,254
114,839	RBC Bearings, Inc.(b)	4,336,321
422,279	Wabash National Corp.(b)	3,956,754
49,107	Wabtec Corp.	3,227,312

		58,258,424

	Marine – 0.6%
113,347	Kirby Corp.(b)	6,423,374

	Media – 3.0%
163,892	Arbitron, Inc.	6,773,656
211,322	John Wiley & Sons, Inc., Class A	10,990,857
149,604	Liberty Media-Starz, Series A(b)	11,256,205
145,558	Madison Square Garden, Inc., Class A(b)	4,007,212

		33,027,930

	Metals & Mining – 2.0%
102,828	Haynes International, Inc.	6,368,138
560,885	Horsehead Holding Corp.(b)	7,470,988
166,083	Reliance Steel & Aluminum Co.	8,246,021

		22,085,147

	Multiline Retail – 0.6%
486,031	Fred’s, Inc. Class A	7,013,427

	Oil, Gas & Consumable Fuels – 3.5%
172,522	Berry Petroleum Co., Class A	9,166,094
328,277	Cloud Peak Energy, Inc.(b)	6,992,300
196,077	Comstock Resources, Inc.(b)	5,645,057
506,035	Energy Partners Ltd.(b)	7,494,378
429,633	Magnum Hunter Resources Corp.(b)	2,904,319
95,743	Rosetta Resources, Inc.(b)	4,934,594
62,297	SemGroup Corp., Class A(b)	1,599,164

		38,735,906

	Paper & Forest Products – 0.3%
67,695	Deltic Timber Corp.	3,634,545

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – 0.2%
296,279	Obagi Medical Products, Inc.(b)	$2,793,911

	REITs - Apartments – 3.2%
332,085	American Campus Communities, Inc.	11,795,659
124,279	Home Properties, Inc.	7,566,106
133,984	Mid-America Apartment Communities, Inc.	9,039,901
309,208	UDR, Inc.	7,591,056

		35,992,722

	REITs - Diversified – 1.4%
364,429	DuPont Fabros Technology, Inc.	9,183,611
185,220	Potlatch Corp.	6,532,709

		15,716,320

	REITs - Healthcare – 0.5%
240,189	Omega Healthcare Investors, Inc.	5,046,371

	REITs - Hotels – 0.8%
1,507,233	Hersha Hospitality Trust	8,395,288

	REITs - Office Property – 0.9%
532,268	BioMed Realty Trust, Inc.	10,240,836

	REITs - Single Tenant – 0.6%
290,796	National Retail Properties, Inc.	7,127,410

	REITs - Storage – 1.2%
132,469	Sovran Self Storage, Inc.	5,431,229
707,732	U-Store-It Trust	7,445,341

		12,876,570

	Road & Rail – 1.6%
95,839	Genesee & Wyoming, Inc., Class A(b)	5,619,999
218,510	Old Dominion Freight Line, Inc.(b)	8,150,423
306,604	Vitran Corp., Inc.(b)	3,893,871

		17,664,293

	Semiconductors & Semiconductor Equipment – 1.7%
575,368	PMC-Sierra, Inc.(b)	4,355,536
229,594	Semtech Corp.(b)	6,277,100
373,453	Teradyne, Inc.(b)	5,527,104
249,714	TriQuint Semiconductor, Inc.(b)	2,544,586

		18,704,326

	Software – 2.1%
269,346	Monotype Imaging Holdings, Inc.(b)	3,805,859
320,750	Progress Software Corp.(b)	7,739,697
257,832	Radiant Systems, Inc.(b)	5,388,689
295,115	SS&C Technologies Holdings, Inc.(b)	5,863,935

		22,798,180

	Specialty Retail – 3.3%
127,599	Destination Maternity Corp.	2,549,428
169,583	Genesco, Inc.(b)	8,835,274
1,077,563	Hot Topic, Inc.	8,017,069

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – continued
724,741	PEP Boys-Manny Moe & Jack	$7,921,419
515,951	Sally Beauty Holdings, Inc.(b)	8,822,762

		36,145,952

	Textiles, Apparel & Luxury Goods – 1.0%
160,273	Kenneth Cole Productions, Inc., Class A(b)	2,001,810
418,305	Movado Group, Inc.	7,157,199
41,046	Vera Bradley, Inc.(b)	1,567,957

		10,726,966

	Thrifts & Mortgage Finance – 1.5%
216,184	BankUnited, Inc.	5,737,523
503,218	Capitol Federal Financial, Inc.	5,917,844
358,162	First Niagara Financial Group, Inc.	4,727,738

		16,383,105

	Trading Companies & Distributors – 1.0%
378,654	H&E Equipment Services, Inc.(b)	5,297,370
299,808	Rush Enterprises, Inc., Class A(b)	5,705,346

		11,002,716

	Water Utilities – 0.5%
272,189	Middlesex Water Co.	5,057,272

	Total Common Stocks (Identified Cost $807,665,980)	1,075,519,326

Closed End Investment Companies – 0.8%
555,653	Ares Capital Corp. (Identified Cost $7,457,601)	8,929,343

Principal Amount
Short-Term Investments – 2.1%
$22,995,381	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2011 at 0.000% to be repurchased at $22,995,381 on 7/01/2011 collateralized by $23,140,000 Federal Home Loan Mortgage Corp., 3.000% due 8/11/2017 valued at $23,458,175 including accrued interest(c) (Identified Cost $22,995,381)	22,995,381

	Total Investments – 100.0% (Identified Cost $838,118,962)(a)	1,107,444,050
	Other assets less liabilities – 0.0%	(58,058)

	Net Assets – 100.0%	$1,107,385,992

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and equity securities for which market quotations are not readily available are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2011, the net unrealized appreciation on investments based on a cost of $838,121,636 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$280,846,951
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(11,524,537)

Net unrealized appreciation	$269,322,414

At September 30, 2010, the Fund had a capital loss carryforward of $146,637,446 of which $88,137,321 expires on September 30, 2017 and $58,500,125 expires on September 30, 2018. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of June 30, 2011 limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of June 30, 2011, if any, may expire unused.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,075,519,326	$—	$—	$1,075,519,326
Closed End Investment Companies	8,929,343	—	—	8,929,343
Short-Term Investments	—	22,995,381	—	22,995,381

Total	$1,084,448,669	$22,995,381	$—	$1,107,444,050

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at June 30, 2011 (Unaudited)

Commercial Banks	7.4%
Machinery	5.3
Chemicals	5.0
Electronic Equipment, Instruments & Components	4.5
Commercial Services & Supplies	3.9
Insurance	3.7
Oil, Gas & Consumable Fuels	3.5
Specialty Retail	3.3
REITs - Apartments	3.2
Electrical Equipment	3.2
Media	3.0
Food Products	2.9
Energy Equipment & Services	2.8
Communications Equipment	2.7
Health Care Providers & Services	2.3
Electric Utilities	2.2
Consumer Finance	2.2
Software	2.1
Metals & Mining	2.0
Other Investments, less than 2% each	32.7
Short-Term Investments	2.1

Total Investments	100.0
Other assets less liabilities	—

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ ROBERT J. BLANDING
Name:	Robert J. Blanding
Title:	President and Chief Executive Officer

Date:	August 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ROBERT J. BLANDING
Name:	Robert J. Blanding
Title:	President and Chief Executive Officer

Date:	August 23, 2011

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer

Date:	August 23, 2011